AS FILED WITH THE SEC ON FEBRUARY 12, 1999.             REGISTRATION NO. 2-80896

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [ ]
                          PRE-EFFECTIVE AMENDMENT NO.                        [ ]
                        POST-EFFECTIVE AMENDMENT NO. 35                      [x]

                                       AND

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [ ]
                               AMENDMENT NO. 38                              [x]
                        (Check appropriate box or boxes)

                                   ----------

                        THE PRUDENTIAL SERIES FUND, INC.
                           (Exact Name of Registrant)

                                751 BROAD STREET
                          NEWARK, NEW JERSEY 07102-3777
                                 (800) 437-4016
          (Address and telephone number of principal executive offices)

                                   ----------

                               CAREN A. CUNNINGHAM
                                    SECRETARY

                        THE PRUDENTIAL SERIES FUND, INC.
                                751 BROAD STREET
                          NEWARK, NEW JERSEY 07102-3777
                     (Name and address of agent for service)

                                    Copy to:

                              CHRISTOPHER E. PALMER
                                 SHEA & GARDNER
                         1800 MASSACHUSETTS AVENUE, N.W.
                             WASHINGTON, D.C. 20036

                                   ----------

Aproximate Date of Proposed Public Offering:

As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

    [ ] immediately upon filing pursuant to paragraph (b)
    [ ] on (date) pursuant to paragraph (b)
    [ ] 60 days after filing pursuant to paragraph (a)(1)
    [ ] on (date) pursuant to paragraph (a)(1)
    [x] 75 days after filing pursuant to paragraph (a)(2)
    [ ] on ___________ pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

    [ ]this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

THE PRUDENTIAL SERIES FUND, INC.

     CONSERVATIVE BALANCED PORTFOLIO

     DIVERSIFIED BOND PORTFOLIO

     DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO

     EQUITY PORTFOLIO

     EQUITY INCOME PORTFOLIO

     FLEXIBLE MANAGED PORTFOLIO

     GLOBAL PORTFOLIO

     GOVERNMENT INCOME PORTFOLIO

     HIGH YIELD BOND PORTFOLIO

     MONEY MARKET PORTFOLIO

     NATURAL RESOURCES PORTFOLIO

     PRUDENTIAL JENNISON PORTFOLIO

     SMALL CAPITALIZATION STOCK PORTFOLIO

     STOCK INDEX PORTFOLIO

     20/20 FOCUS PORTFOLIO

     ZERO COUPON BOND PORTFOLIO 2000

     ZERO COUPON BOND PORTFOLIO 2005

PROSPECTUS:  May 1, 1999

     As with all mutual funds, filing this prospectus with the SEC does not mean that the SEC has judged this Fund a good investment, nor has the SEC determined that this prospectus is complete or accurate. It is a criminal offense to state otherwise.


                                                    PRUDENTIAL
                                                    INVESTMENTS
                                                    [LOGO]

--------------------------------------------------------------------------------

TABLE OF CONTENTS

     __  Risk/Return Summary

                  Conservative Balanced Portfolio
                  -------------------------------
         __       Investment Objective and Principal Strategies
         __       Principal Risks
         __       Evaluating Performance

                  Diversified Bond Portfolio
                  --------------------------
         __       Investment Objective and Principal Strategies
         __       Principal Risks
         __       Evaluating Performance

                  Diversified Conservative Growth Portfolio
                  -----------------------------------------
         __       Investment Objective and Principal Strategies
         __       Principal Risks
         __       Evaluating Performance

                  Equity Portfolio
                  ----------------
         __       Investment Objective and Principal Strategies
         __       Principal Risks
         __       Evaluating Performance

                  Equity Income Portfolio
                  -----------------------
         __       Investment Objective and Principal Strategies
         __       Principal Risks
         __       Evaluating Performance

                  Flexible Managed Portfolio
                  --------------------------
         __       Investment Objective and Principal Strategies
         __       Principal Risks
         __       Evaluating Performance

                  Global Portfolio
                  ----------------
         __       Investment Objective and Principal Strategies
         __       Principal Risks
         __       Evaluating Performance

                  Government Income Portfolio
                  ---------------------------
         __       Investment Objective and Principal Strategies
         __       Principal Risks
         __       Evaluating Performance

                  High Yield Bond Portfolio
                  -------------------------
         __       Investment Objective and Principal Strategies
         __       Principal Risks
         __       Evaluating Performance

                  Money Market Portfolio
                  ----------------------
         __       Investment Objective and Principal Strategies
         __       Principal Risks
         __       Evaluating Performance

                  Natural Resources Portfolio
                  ---------------------------
         __       Investment Objective and Principal Strategies
         __       Principal Risks
         __       Evaluating Performance

                  Prudential Jennison Portfolio
                  -----------------------------
         __       Investment Objective and Principal Strategies
         __       Principal Risks
         __       Evaluating Performance

                  Small Capitalization Stock Portfolio
                  ------------------------------------
         __       Investment Objective and Principal Strategies
         __       Principal Risks
         __       Evaluating Performance

                  Stock Index Portfolio
                  ---------------------
         __       Investment Objective and Principal Strategies
         __       Principal Risks
         __       Evaluating Performance

                  20/20 Focus Portfolio
                  ---------------------
         __       Investment Objective and Principal Strategies
         __       Principal Risks
         __       Evaluating Performance

                  Zero Coupon Bond Portfolios - 2000 & 2005
                  -----------------------------------------
         __       Investment Objective and Principal Strategies
         __       Principal Risks
         __       Evaluating Performance

__  HOW THE PORTFOLIOS INVEST
         __       Conservative Balanced Portfolio
         __       Diversified Bond Portfolio
         __       Diversified Conservative Growth Portfolio
         __       Equity Portfolio
         __       Equity Income Portfolio
         __       Flexible Managed Portfolio
         __       Global Portfolio

         __       Government Income Portfolio
         __       High Yield Bond Portfolio
         __       Money Market Portfolio
         __       Natural Resources Portfolio
         __       Prudential Jennison Portfolio
         __       Small Capitalization Portfolio
         __       Stock Index Portfolio
         __       20/20 Focus Portfolio
         __       Zero Coupon Bond Portfolios 2000 & 2005

__  How the Portfolios are Managed
         __       Investment Advisers
         __       Sub-investment Advisers
         __       Portfolio Managers
         __       Distributor
         __       Year 2000

__  How to Buy and Sell Shares of the Fund
         __       How to Buy and Sell Shares
         __       Net Asset Value
         __       Distributor

__  other information
         __       Federal Income Taxes
         __       Year 2000
         __       Monitoring for Possible Conflicts

FINANCIAL HIGHLIGHTS

     For More Information (Back Cover)

RISK/RETURN SUMMARY

This prospectus provides information about the Prudential Series Fund, Inc. (the
Fund), which consists of seventeen separate portfolios (each a Portfolio).

The Fund offers two classes of shares in each Portfolio: Class I and Class II. Class I shares are sold only to separate accounts of The Prudential Insurance Company of America (Prudential) as investment options under variable life insurance and variable annuity contracts (the Contracts). (A separate account is simply an accounting device used to keep the assets invested in certain insurance contracts separate from the general assets and liabilities of the insurance company.) Class II is offered only to separate accounts of non-Prudential insurance companies for the same types of Contracts. NOT EVERY PORTFOLIO IS AVAILABLE UNDER EACH CONTRACT. The prospectus for each Contract lists the Portfolios currently available through that Contract.

The following section highlights key information about each Portfolio. Additional information follows this summary.

--------------------------------------------------------------------------------
CONSERVATIVE BALANCED PORTFOLIO
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES

Our investment objective is A TOTAL INVESTMENT RETURN CONSISTENT WITH A CONSERVATIVELY MANAGED DIVERSIFIED PORTFOLIO. This Portfolio is appropriate for an investor desiring diversification with a relatively lower risk of loss than that associated with the Flexible Managed Portfolio (see below). To achieve our objective, we invest in a mix of money market instruments, debt obligations and common stocks. Up to 30% of the Portfolio's total assets may be invested in foreign securities. While we make every effort to achieve our objective, we can't guarantee success.

PRINCIPAL RISKS

Although we try to invest wisely, all investments involve risk. Common stocks are subject to MARKET RISK stemming from factors independent of any particular security. Investment markets fluctuate. All markets go through cycles and market risk involves being on the wrong side of a cycle. Factors affecting market risk include political events, broad economic and social changes, and the mood of the investing public. You can see market risk in action during large drops in the stock market. If investor sentiment turns gloomy, the price of all stocks may decline. It may not matter that a particular company has great profits and its stock is selling at a relatively low price. If the overall market is dropping, the values of all stocks are likely to drop.

Since the Portfolio also invests in debt obligations, there is the risk that the value of a particular obligation could decrease. Debt obligations may involve CREDIT RISK--the risk that the borrower will not repay an obligation, and MARKET RISK--the risk that interest rates may change and affect the value of the obligation.

The Portfolio's investment in foreign securities involves additional risks. For example, foreign banks and companies generally are not subject to regulatory requirements that U.S. banks and companies are. Foreign political developments and changes in currency rates may adversely affect the value of foreign securities.

There is also risk involved in the investment strategies we may use. Some of our strategies require us to try to predict whether the price or value of an underlying investment will go up or down over a certain period of time. There is always the risk that investments will not perform as we thought they would. Like any mutual fund, an investment in the Portfolio could lose value, and you could lose money. For more information about risk, see "Investment Risks."

EVALUATING PERFORMANCE

A number of factors - including risk - affect how the Portfolio performs. The following bar chart and table show the Portfolio's performance for each full calendar year of operation for the last 10 years. They demonstrate the risk of investing in the Portfolio and how returns can change. Past performance does not mean that the Portfolio will achieve similar results in the future.


--------------------------------------------------------------------------------
Annual Returns (Class I shares)*
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
1989    1990     1991    1992    1993   1994   1995     1996    1997     1998
----    ----     ----    ----    ----   ----   ----     ----   -----    -----







                                INSERT BAR CHART






Best Quarter: ___% (__ quarter of 19__) Worst Quarter: __% (__ quarter of 19__) *These annual returns do not include contract charges. If contract charges were included, the annual returns would be lower than those shown. See the accompanying Contract prospectus.

--------------------------------------------------------------------------------
Average Annual Returns (Class I shares)*

                                 1 YEAR             5 YEARS             10 YEARS          SINCE INCEPTION
                                                                                             (5/13/83)
Class I shares
S&P 500**
Lipper Average***


*The Portfolio's returns are after deduction of expenses.

** The Standard & Poor's 500 Stock Index (S&P 500 ) - an unmanaged index of 500 stocks of large U.S. companies - gives a broad look at how stock prices have performed. These returns do not include the effect of any investment management expenses. These returns would be lower if they included the effect of these expenses. S&P 500 return since the inception date of Class I is __%. Source:
Lipper, Inc.

*** The Lipper/Variable Insurance Produces (VIP) Balanced Average is calculated by Lipper Analytical Services, Inc. and reflects the investment return of certain portfolios underlying variable life and annuity products. The returns are net of investment fees and fund expenses but not product charges.

--------------------------------------------------------------------------------
DIVERSIFIED BOND PORTFOLIO
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES

Our investment objective is A HIGH LEVEL OF INCOME OVER A LONGER TERM WHILE PROVIDING REASONABLE SAFETY OF CAPITAL. This means we look for investments that we think will provide a high level of current income, but which are not expected to involve a substantial risk of loss of capital through default. To achieve our objective, we invest primarily in higher grade debt obligations and high quality money market investments. While we make every effort to achieve our objective, we can't guarantee success.

PRINCIPAL RISKS

Although we try to invest wisely, all investments involve risk. Since the Portfolio invests primarily in debt obligations, there is the risk that the value of a particular obligation could go down. Debt obligations may involve CREDIT RISK--the risk that the borrower will not repay an obligation, and MARKET RISK--the risk that interest rates may change and affect the value of the obligation.

There is also risk involved in the investment strategies we may use. Some of our strategies require us to try to predict whether the price or value of an underlying investment will go up or down over a certain period of time. There is always the risk that investments will not perform as we thought they would. Like any mutual fund, an investment in the Portfolio could lose value, and you could lose money. For more information about risk, see "Investment Risks."

EVALUATING PERFORMANCE

A number of factors - including risk - affect how the Portfolio performs. The following bar chart and table show the Portfolio's performance for each full calendar year of operation for the last 10 years. They demonstrate the risk of investing in the Portfolio and how returns can change. Past performance does not mean that the Portfolio will achieve similar results in the future.

--------------------------------------------------------------------------------
Annual Returns (Class I shares)*
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
1989    1990     1991    1992    1993   1994   1995     1996    1997     1998
----    ----     ----    ----    ----   ----   ----     ----   -----    -----





                                INSERT BAR CHART






Best Quarter: ___% (__ quarter of 19__) Worst Quarter: __% (__ quarter of 19__) *These annual returns do not include Contract charges. If Contract charges were included, the annual returns would be lower than those shown. See the accompanying Contract prospectus.

Average Annual Returns (Class I shares)*

--------------------------------------------------------------------------------------------------------------
                                  1 YEAR              5 YEARS             10 YEARS           SINCE INCEPTION
Class I shares
Lehman Aggregate Index**
Lipper Average***
--------------------------------------------------------------------------------------------------------------

*The Portfolio's returns are after deduction of expenses.

**The Lehman Aggregate Index (LAI) is comprised of more than 5,000 government and corporate bonds. These returns do not include the effect of any sales charges. These returns would be lower if they included the effect of sales charges. The LAI return since the inception date of Class I is ___%. Source:
Lipper, Inc.

 ***The Lipper Variable Insurance Products (VIP) Corporate Debt Average is calculated by Lipper Analytical Services, Inc. and reflects the investment return of certain portfolios underlying varaible life and annuity products. The returns are net of investment fees and fund expenses but not product charges.

--------------------------------------------------------------------------------
DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES
Our investment objective is to provide CURRENT INCOME AND A REASONABLE LEVEL OF CAPITAL APPRECIATION. This means we look for investments that we think will provide current income and low to moderate capital appreciation. To achieve our objective, we select sub-advisers who will invest in a diversified portfolio of debt and equity securities. While we make every effort to achieve our objective, we can't guarantee success.

PRINCIPAL RISKS
Although we try to invest wisely, all investments involve risk. Since a majority of the Portfolio's assets are usually invested in debt obligations, there is the risk that the value of a particular obligation could go down. Debt obligations may involve CREDIT RISK the risk that the borrower will not repay an obligation, and MARKET RISK the risk that interest rates may change and affect the value of the obligation.

A substantial portion of the Portfolio's assets may also be invested in equity securities. Common stocks are subject to MARKET RISK stemming from factors independent of any particular security. Investment markets fluctuate. All markets go through cycles and market risk involves being on the wrong side of a cycle. Factors affecting market risk include political events, broad economic and social changes and the mood of the investing public. If investor sentiments turn gloomy, the price of al stocks may decline. It may not matter that a particular company has great profits and its stock is selling at a relatively low price. If the overall market is dropping, the value of all stocks are likely to drop.

There is also risk involved in the investment strategies we may use. Some of our strategies require us to try to predict whether the price or value of an underlying investment will go up or down over a certain period of time. There is always the risk that investments will not perform as we thought they would. Like any mutual fund, an investment in the Portfolio could lose value, and you could lose money. For more information about risk, see "Investment Risks."

EVALUATING PERFORMANCE
The Portfolio commenced operations in 1999, so there is no performance history to report.

--------------------------------------------------------------------------------
EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES
Our investment objective is BOTH CURRENT INCOME AND CAPITAL APPRECIATION. To achieve our objective, we invest primarily in common stocks and convertible securities we believe provide good prospects for returns above those of the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index) or the NYSE Composite Index. In addition, the Portfolio may invest up to 35% of its total assets in foreign securities. While we make every effort to achieve our objective, we can't guarantee success.

PRINCIPAL RISKS
Although we try to invest wisely, all investments involve risk. Common stocks are subject to MARKET RISK stemming from factors independent of any particular security. Investment markets fluctuate. All markets go through cycles and market risk involves being on the wrong side of a cycle. Factors affecting market risk include political events, broad economic and social changes, and the mood of the investing public. You can see market risk in action during large drops in the stock market. If investor sentiments turn gloomy, the price of all stocks may decline. It may not matter that a particular company has great profits and its stock is selling at a relatively low price. If the overall market is dropping, the values of all stocks are likely to drop.

Since the Portfolio may also invest in debt obligations, there is the risk that the value of a particular obligation could decrease. Debt obligations may involve CREDIT RISK--the risk that the borrower will not repay an obligation, and MARKET RISK--the risk that interest rates may change and affect the value of the obligation.

The Portfolio's investment in foreign securities involves additional risks. For example, foreign banks and companies generally are not subject to the same types of regulatory requirements comparable that U.S. banks and companies are. Foreign political developments and changes in currency rates may adversely affect the value of foreign securities.

There is also risk involved in the investment strategies we may use. Some of our strategies require us to try to predict whether the price or value of an underlying investment will go up or down over a certain period of time. There is always the risk that investments will not perform as we thought they would. Like any mutual fund, an investment in the Portfolio could lose value, and you could lose money. For more information about risk, see "Investment Risks."

EVALUATING PERFORMANCE
A number of factors - including risk - affect how the Portfolio performs. The following bar chart and table show the Portfolio's performance for each full calendar year of operation for the last 10 years. They demonstrate the risk of investing in the Portfolio and how returns can change. Past performance does not mean that the Portfolio will achieve similar results in the future.

--------------------------------------------------------------------------------
Annual Returns (Class I shares)*
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
1989    1990     1991    1992    1993   1994   1995     1996    1997     1998
----    ----     ----    ----    ----   ----   ----     ----   -----    -----






                                INSERT BAR CHART






Best Quarter: ___% (__ quarter of 19__) Worst Quarter: __% (__ quarter of 19__) *These annual returns do not include contract charges. If Contract charges were included, the annual returns would be lower than those shown. See the accompanying Contract prospectus.

Average Annual Returns (Class I shares)*

---------------------------------------------------------------------------------------------------------------
                                 1 YEAR               5 YEARS             10 YEARS           SINCE INCEPTION
Class I shares
S&P 500**
Lipper Average***
---------------------------------------------------------------------------------------------------------------


*The Portfolio's returns are after deduction of expenses.

** The Standard & Poor's 500 Stock Index (S&P 500 ) - an unmanaged index of 500 stocks of large U.S. companies - gives a broad look at how stock prices have performed. These returns do not include the effect of investment management expenses. These returns would be lower if they included the effect of these expenses. S&P 500 return since the inception date of Class I is __%. Source:
Lipper, Inc.

*** The Lipper Variable Insurance Products (VIP) Equity Income Average is calculated by Lipper Analytical Services, Inc. and reflects the investment return of certain portfolios underlying variable life and annuity products. The returns are net of investment fees and fund expenses but not product charges.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
EQUITY PORTFOLIO
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES

Our investment objective is CAPITAL APPRECIATION. To achieve our objective, we invest primarily in common stocks of major established corporations as well as smaller companies that we believe offer attractive prospects of appreciation. In addition, the Portfolio may invest up to 35% of its total assets in foreign securities. While we make every effort to achieve our objective, we can't guarantee success.

PRINCIPAL RISKS

Although we try to invest wisely, all investments involve risk. Common stocks are subject to MARKET RISK stemming from factors independent of any particular security. Investment markets fluctuate. All markets go through cycles and market risk involves being on the wrong side of a cycle. Factors affecting market risk include political events, broad economic and social changes, and the mood of the investing public. You can see market risk in action during large drops in the stock market. If investor sentiments turn gloomy, the price of all stocks may decline. It may not matter that a particular company has great profits and its stock is selling at a relatively low price. If the overall market is dropping, the values of all stocks are likely to drop.

The Portfolio's investment in foreign securities involves additional risks. For example, foreign banks and companies generally are not subject to the same types of regulatory requirements that U.S. banks and companies are. Foreign political developments and changes in currency rates may adversely affect the value of foreign securities.

There is also risk involved in the investment strategies we may use. Some of our strategies require us to try to predict whether the price or value of an underlying investment will go up or down over a certain period of time. There is always the risk that investments will not perform as we thought they would. Like any mutual fund, an investment in the Portfolio could lose value, and you could lose money. For more information about risk, see "Investment Risks."

EVALUATING PERFORMANCE

A number of factors - including risk - affect how the Portfolio performs. The following bar chart and table show the Portfolio's performance for each full calendar year of operation for the last 10 years. They demonstrate the risk of investing in the Portfolio and how returns can change. Past performance does not mean that the Portfolio will achieve similar results in the future.

--------------------------------------------------------------------------------
Annual Returns (Class I shares)*
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
1989    1990     1991    1992    1993   1994   1995     1996    1997     1998
----    ----     ----    ----    ----   ----   ----     ----   -----    -----








                                INSERT BAR CHART






Best Quarter: ___% (__ quarter of 19__) Worst Quarter: __% (__ quarter of 19__)
* These annual returns do not include contract charges. If Contract charges were included, the annual returns would be lower than those shown. See the accompanying Contract prospectus.

------------------------------------------------------------------------------------------------------------------------------------
Average Annual Returns (Class I shares)*
------------------------------------------------------------------------------------------------------------------------------------
                                 1 YEAR               5 YEARS             10 YEARS           SINCE INCEPTION
Class I shares
S&P 500**
Lipper Average***

------------------------------------------------------------------------------------------------------------------------------------


*The Portfolio's returns are after deduction of expenses.

**The Standard & Poor's 500 Stock Index (S&P 500)- an unmanaged index of 500 stocks of large U.S. companies - gives a broad look at how stock prices have performed. These returns do not include the effect of any investment management expenses. These returns would be lower if they included the effect of these expenses. The S&P 500 return since the inception date of Class I is __%.
Source: Lipper, Inc.

***The Lipper Variable Insurance Products (VIP) Growth Fund Average is calculated by Lipper Analytical Services, Inc. and reflects the investment return of certain portfolios underlying variable life and annuity products. The returns are net of investment fees and fund expenses but not product charges.

--------------------------------------------------------------------------------
FLEXIBLE MANAGED PORTFOLIO
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES

Our investment objective is A TOTAL INVESTMENT RETURN CONSISTENT WITH AN AGGRESSIVELY MANAGED DIVERSIFIED PORTFOLIO. This Portfolio is appropriate for an investor desiring diversification who is willing to accept a relatively high level of loss in an effort to achieve greater appreciation. To achieve our objective, we invest in a mix of money market instruments, debt obligations and common stocks. Up to 30% of the Portfolio's total assets may be invested in foreign securities. While we make every effort to achieve our objective, we can't guarantee success.

PRINCIPAL RISKS

Although we try to invest wisely, all investments involve risk. Since the Portfolio invests a in debt obligations, there is the risk that the value of a particular obligation could decrease. Debt obligations may involve CREDIT RISK--the risk that the borrower will not repay an obligation, and MARKET RISK--the risk that interest rates may change and affect the value of the obligation.

A substantial portion of the Portfolio's assets may also be invested in equity securities. Common stocks are subject to MARKET RISK stemming from factors independent of any particular security. Investment markets fluctuate. All markets go through cycles and market risk involves being on the wrong side of a cycle. Factors affecting market risk include political events, broad economic and social changes and the mood of the investing public. If investor sentiments turn gloomy, the price of all stocks may decline. It may not matter that a particular company has great profits and its stock is selling at a relatively low price. If the overall market is dropping, the value of all stocks are likely to drop.

The Portfolio's investment in foreign securities involves additional risks. For example, foreign banks and companies generally are not subject to the same types of regulatory requirements that U.S. banks and companies are. Foreign political developments and changes in currency rates may adversely affect the value of foreign securities.

There is also risk involved in the investment strategies we may use. Some of our strategies require us to try to predict whether the price or value of an underlying investment will go up or down over a certain period of time. There is always the risk that investments will not perform as we thought they would. Like any mutual fund, an investment in the Portfolio could lose value, and you could lose money. For more information about risk, see "Investment Risks."

EVALUATING PERFORMANCE

A number of factors - including risk - affect how the Portfolio performs. The following bar chart and table show the Portfolio's performance for each full calendar year of operation for the last 10 years. They demonstrate the risk of investing in the Portfolio and how returns can change. Past performance does not mean that the Portfolio will achieve similar results in the future.

--------------------------------------------------------------------------------
Annual Returns (Class I shares)*
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
1989    1990     1991    1992    1993   1994   1995     1996    1997     1998
----    ----     ----    ----    ----   ----   ----     ----   -----    -----








                                INSERT BAR CHART







Best Quarter: ___% (__ quarter of 19__) Worst Quarter: __% (__ quarter of 19__)

* These annual returns do not include Contract charges. If Contract charges were included, the annual returns would be lower than those shown. See the accompanying Contract prospectus.

--------------------------------------------------------------------------------




Average Annual Returns (Class I shares)*

--------------------------------------------------------------------------------------------------------------

                                  1 YEAR              5 YEARS             10 YEARS           SINCE INCEPTION
Class I shares
S&P 500**
Lipper Average***

--------------------------------------------------------------------------------------------------------------

*The Portfolio's returns are after deduction of expenses.

** The Standard & Poor's 500 Stock Index (S&P 500) - an unmanaged index of 500 stocks of large U.S. companies - gives a broad look at how stock prices have performed. These returns do not include the effect of any investment management expenses. These returns would be lower if they included the effect of these expenses. S&P 500 return since the inception date of Class I is __%. Source:
Lipper, Inc.

***The Lipper Variable Insurance Products (VIP) Flexible Average is calculated by Lipper Analytical Services, Inc. and reflects the investment return of certain portfolios underlying variable life and annuity products. The returns are net of investment fees and fund expenses but not product charges.

--------------------------------------------------------------------------------
GLOBAL PORTFOLIO
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES

Our investment objective is LONG-TERM GROWTH OF CAPITAL. To achieve this objective, we invest primarily in common stocks (and their equivalents) of foreign and U.S. companies. Generally, we invest in at least three countries, including the U.S., but may invest up to 35% of the Portfolio's assets in companies located in any one country other than the U.S. While we make every effort to achieve our objective, we can't guarantee success.

PRINCIPAL RISKS

Although we try to invest wisely, all investments involve risk. Common stocks are subject to MARKET RISK stemming from factors independent of any particular security. Investment markets fluctuate. All markets go through cycles and market risk involves being on the wrong side of a cycle. Factors affecting market risk include political events, broad economic and social changes, and the mood of the investing public. You can see market risk in action during large drops in the stock market. If investor sentiments turn gloomy, the price of all stocks may decline. It may not matter that a particular company has great profits and its stock is selling at a relatively low price. If the overall market is dropping, the values of all stocks are likely to drop.

Depending on market conditions, the Portfolio may be invested primarily in foreign securities, which involve additional risks. For example, foreign banks and companies generally are not subject to the same types of regulatory requirements that U.S. banks and companies are. Foreign political developments and changes in currency rates may adversely affect the value of foreign securities.

There is also risk involved in the investment strategies we may use. Some of our strategies require us to try to predict whether the price or value of an underlying investment will go up or down over a certain period of time. There is always the risk that investments will not perform as we thought they would. Like any mutual fund, an investment in the Portfolio could lose value, and you could lose money. For more information about risk, see "Investment Risks."

EVALUATING PERFORMANCE

A number of factors - including risk - affect how the Portfolio performs. The following bar chart and table show the Portfolio's performance for each full calendar year of operation for the last 10 years. They demonstrate the risk of investing in the Portfolio and how returns can change. Past performance does not mean that the Portfolio will achieve similar results in the future.

--------------------------------------------------------------------------------
Annual Returns (Class I shares)*
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
1989    1990     1991    1992    1993   1994   1995     1996    1997     1998
----    ----     ----    ----    ----   ----   ----     ----   -----    -----








                                INSERT BAR CHART






Best Quarter: ___% (__ quarter of 19__) Worst Quarter: __% (__ quarter of 19__) *These annual returns do not include contract charges. If Contract charges were included, the annual returns would be lower than those shown. See the accompanying Contract prospectus.

--------------------------------------------------------------------------------



Average Annual Returns (Class I shares)*

--------------------------------------------------------------------------------------------------------------
                                  1 YEAR              5 YEARS             10 YEARS           SINCE INCEPTION
Class I shares
Morgan Stanley
World Index**
Lipper Average***

--------------------------------------------------------------------------------------------------------------

* The Portfolio's returns are after deduction of expenses.

**The Morgan Stanley World Index (MSWI) is a weighted index comprised of approximately 1,500 companies listed on the stock exchanges of the U.S.A., Europe, Canada, Australia, New Zealand and the Far East. The MSWI return since the inception date of Class I is ___%. Source: Lipper, Inc.

***The Lipper Variable Insurance Products (VIP) Global Average is calculated by Lipper Analytical Services, Inc. and reflects the investment return of certain portfolios underlying variable life and annuity products. The returns are net of investment fees and fund expenses but not product charges.

--------------------------------------------------------------------------------
GOVERNMENT INCOME PORTFOLIO
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES

Our investment objective is A HIGH LEVEL OF INCOME OVER THE LONGER TERM CONSISTENT WITH THE PRESERVATION OF CAPITAL. To achieve our objective, we invest primarily in U.S. Government securities, including intermediate and long term U.S. Treasury securities and debt obligations issued by agencies or instrumentalities established by the U.S. Government. While we make every effort to achieve our objective, we can't guarantee success.

PRINCIPAL RISKS

Although we try to invest wisely, all investments involve risk. Since the Portfolio invests primarily in debt obligations, there is the risk that the value of a particular obligation could decrease. Debt obligations may involve CREDIT RISK--the risk that the borrower will not repay an obligation, and MARKET RISK--the risk that interest rates may change and affect the value of the obligation.

There is also risk involved in the investment strategies we may use. Some of our strategies require us to try to predict whether the price or value of an underlying investment will go up or down over a certain period of time. There is always the risk that investments will not perform as we thought they would. Like any mutual fund, an investment in the Portfolio could lose value, and you could lose money. For more information about risk, see "Investment Risks."

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

EVALUATING PERFORMANCE

A number of factors - including risk - affect how the Portfolio performs. The following bar chart and table show the Portfolio's performance for each full calendar year of operation for the last 9 years. They demonstrate the risk of investing in the Portfolio and how returns can change. Past performance does not mean that the Portfolio will achieve similar results in the future.

--------------------------------------------------------------------------------
Annual Returns (Class I shares)*
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
1989    1990     1991    1992    1993   1994   1995     1996    1997     1998
----    ----     ----    ----    ----   ----   ----     ----   -----    -----








                                INSERT BAR CHART




Best Quarter: ___% (__ quarter of 19__) Worst Quarter: __% (__ quarter of 19__)
* These annual returns do not include contract charges. If Contract charges were included, the annual returns would be lower than those shown. See the accompanying Contract prospectus.



Average Annual Returns (Class I shares)*
--------------------------------------------------------------------------------
                                 1 YEAR          5 YEARS        SINCE INCEPTION

Class I shares
Lehman Govt. Index**
Lipper Average***

--------------------------------------------------------------------------------
*The Portfolio's returns are after deduction of expenses.

**[DESCRIPTION OF INDEX - including since inception returns]

***The Lipper Variable Insurance Products (VIP) General U.S. Government Average is calculated by Lipper Analytical Services, Inc. and reflects the investment return of certain portfolios underlying variable life and annuity products. The returns are net of investment fees and fund expenses but not product charges.

--------------------------------------------------------------------------------
HIGH YIELD BOND PORTFOLIO
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES

Our investment objective is A HIGH TOTAL RETURN. In pursuing our objective, we invest in high yield/high risk debt securities. Such securities have speculative characteristics and generally are riskier than higher rated securities. In addition, the Portfolio may invest up to 20% of its total assets in foreign debt obligations. While we make every effort to achieve our objective, we can't guarantee success.

PRINCIPAL RISKS

Although we try to invest wisely, all investments involve risk. Since the Portfolio invests in debt obligations, there is the risk that the value of a particular obligation could decrease. Debt obligations may involve CREDIT RISK--the risk that the borrower will not repay an obligation, and MARKET RISK--the risk that interest rates may change and affect the value of the obligation.

The Portfolio's investment in foreign securities involves additional risks. For example, foreign banks and companies generally are not subject to the same types of regulatory requirements that U.S. banks and companies are. In addition, political developments and changes in currency rates may adversely affect the value of foreign securities.

There is also risk involved in the investment strategies we may use. Some of our strategies require us to try to predict whether the price or value of an underlying investment will go up or down over a certain period of time. There is always the risk that investments will not perform as we thought they would. Like any mutual fund, an investment in the Portfolio could lose value, and you could lose money. For more information about risk, see "Investment Risks."

EVALUATING PERFORMANCE

A number of factors - including risk - affect how the Portfolio performs. The following bar chart and table show the Portfolio's performance for each full calendar year of operation for the last 10 years. They demonstrate the risk of investing in the Portfolio and how returns can change. Past performance does not mean that the Portfolio will achieve similar results in the future.

--------------------------------------------------------------------------------
Annual Returns (Class I shares)*

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
1989    1990     1991    1992    1993   1994   1995     1996    1997     1998
----    ----     ----    ----    ----   ----   ----     ----   -----    -----








                                INSERT BAR CHART





Best Quarter: ___% (__ quarter of 19__) Worst Quarter: __% (__ quarter of 19__)

*These annual returns do not include contract charges. If Contract charges were included, the annual returns would be lower than those shown. See the accompanying Contract prospectus.

--------------------------------------------------------------------------------




Average Annual Returns (Class I shares)*


--------------------------------------------------------------------------------------------------------------
                                 1 YEAR               5 YEARS             10 YEARS           SINCE INCEPTION
Class I shares
Lehman High Yield Index**
Lipper Average***

--------------------------------------------------------------------------------------------------------------

*The Portfolio's returns are after deduction of expenses.

** [DESCRIPTION OF INDEX - including since inception returns]

*** The Lipper Variable Insurance Products (VIP) High Current Yield Average is calculated by Lipper Analytical Services, Inc. and reflects the investment return of certain portfolios underlying variable life and annuity products. The returns are net of investment fees and fund expenses but not products charges.

MONEY MARKET PORTFOLIO

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES

Our investment objective is MAXIMUM CURRENT INCOME CONSISTENT WITH THE STABILITY OF CAPITAL AND THE MAINTENANCE OF LIQUIDITY. To achieve our objective, we invest in short term money market instruments issued by the U.S. Government, as well as commercial paper, variable rate demand notes, bills, notes and other obligations issued by banks, corporations and other companies, and obligations issued by foreign banks, companies or foreign governments. The Portfolio will invest only in instruments that mature in thirteen months or less, and which are denominated in U.S. dollars. While we make every effort to achieve our objective, we can't guarantee success.

PRINCIPAL RISKS

Although we try to invest wisely, all investments involve risk. Since the Portfolio invests only in money market instruments, there is not likely to be an opportunity for capital appreciation. Debt obligations, including money market instruments, also involve CREDIT RISK -- the risk that the borrower will not repay an obligation, and MARKET RISK -- the risk that interest rates may change and affect the value of the obligation.

The Portfolio's investment in foreign securities involves additional risks. For example, foreign banks and companies generally are not subject to the same types of regulatory requirements that U.S. banks and companies are. In addition, political developments and changes in currency rates may adversely affect the value of foreign securities.

There is also risk involved in the investment strategies we may use. Some of our strategies require us to try to predict whether the price or value of an underlying investment will go up or down over a certain period of time. There is always the risk that investments will not perform as we thought they would. Like any mutual fund, an investment in the Portfolio could lose value, and you could lose money. For more information about risk, see "Investment Risks."

AN INVESTMENT IN THE PORTFOLIO IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF AN INVESTMENT AT $10 PER SHARE, THERE CAN BE NO GUARANTEE THAT IT WILL BE ABLE TO DO SO.

EVALUATING THE PERFORMANCE

A number of factors - including risk - can affect how the Portfolio performs. The following bar chart and table show the Portfolio's performance over the past 10 years and demonstrates how returns can change from year to year. Past performance does not assure that the Portfolio will achieve similar results in the future.

Annual Returns (Class I shares)*
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
1989    1990     1991    1992    1993   1994   1995     1996    1997     1998
----    ----     ----    ----    ----   ----   ----     ----   -----    -----








                                INSERT BAR CHART







Best Quarter: ___% (__ quarter of 19__) Worst Quarter: __% (__ quarter of 19__)

--------------------------------------------------------------------------------

-------------------------------------------------------------------------------

*These annual returns do not include Contract charges. If Contract charges were included, the annual returns would be lower than those shown. See the accompanying Contract prospectus.

------------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL RETURNS as of 12-31-98

                               1 YEAR               5 YEARS              10 YEARS          SINCE INCEPTION
     FUND SHARES              _______               _______              _______               _______
    LIPPER AVERAGE            _______               _______              _______               _______

7-DAY YIELD (AS OF DECEMBER 31, 1998) *

Money Market Portfolio                      ___%

[APPROPRIATE MONEY MKT INDEX]       **      ___%

------------------------------------------------------------------------------------------------------------------------------------

* The Portfolio's yield is after deduction of expenses. For the Portfolio's current 7-day yield, you can call toll-free (800) xxx-xxxx.

** The Lipper Variable Insurance Products (VIP) Money Market Average is calculated by Lipper Analytical Services, Inc. and reflects the investment return of certain portfolios underlying variable life and annuity products. The returns are net of investment fees and fund expenses but not product charges.

--------------------------------------------------------------------------------
NATURAL RESOURCES PORTFOLIO
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES

Our investment objective is LONG-TERM GROWTH OF CAPITAL. To achieve this goal, we invest primarily in common stocks and convertible securities of natural resource companies and securities that are related to the market value of some natural resource. Up to 30% of the Portfolio's assets may be invested in foreign securities. While we make every effort to achieve our objective, we can't guarantee success.

PRINCIPAL RISKS

Although we try to invest wisely, all investments involve risk. Common stocks are subject to MARKET RISK stemming from factors independent of any particular security. Investment markets fluctuate. All markets go through cycles and market risk involves being on the wrong side of a cycle. Factors affecting market risk include political events, broad economic and social changes, and the mood of the investing public. You can see market risk in action during large drops in the stock market. If investor sentiments turn gloomy, the price of all stocks may decline. It may not matter that a particular company has great profits and its stock is selling at a relatively low price. If the overall market is dropping, the values of all stocks are likely to drop.

The Portfolio's investment in foreign securities involves additional risks. For example, foreign banks and companies generally are not subject to the same types of regulatory requirements that U.S. banks and companies are. Foreign political developments and changes in currency rates may adversely affect the value of foreign securities.

There is also risk involved in the investment strategies we may use. Some of our strategies require us to try to predict whether the price or value of an underlying investment will go up or down over a certain period of time. There is always the risk that investments will not perform as we thought they would. Like any mutual fund, an investment in the Portfolio could lose value, and you could lose money. For more information about risk, see "Investment Risks."

EVALUATING PERFORMANCE

A number of factors - including risk - affect how the Portfolio performs. The following bar chart and table show the Portfolio's performance for each full calendar year of operation for the last 10 years. They demonstrate the risk of investing in the Portfolio and how returns can change. Past performance does not mean that the Portfolio will achieve similar results in the future.

--------------------------------------------------------------------------------
Annual Returns (Class I shares)*
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
1989    1990     1991    1992    1993   1994   1995     1996    1997     1998
----    ----     ----    ----    ----   ----   ----     ----   -----    -----








                                INSERT BAR CHART







Best Quarter: ___% (__ quarter of 19__) Worst Quarter: __% (__ quarter of 19__) *These annual returns do not include Contract charges. If Contract charges were included, the annual returns would be lower than those shown. See the accompanying Contract prospectus.
--------------------------------------------------------------------------------



Average Annual Returns (Class I shares)*
--------------------------------------------------------------------------------------------------------------
                                  1 YEAR              5 YEARS             10 YEARS           SINCE INCEPTION
Class I shares
S&P 500**
Lipper Average***

--------------------------------------------------------------------------------------------------------------

*The Portfolio's returns are after deduction of expenses.

** The Standard & Poor's 500 Stock Index (S&P 500)- an unmanaged index of 500 stocks of large U.S. companies - gives a broad look at how stock prices have performed. These returns do not include the effect of any investment management expenses. These returns would be lower if they included the effect of these expenses. S&P 500 return since the inception date of Class I is __%. Source:
Lipper, Inc.

***The Lipper Variable Insurance Products (VIP) Natural Resources Average is calculated by Lipper Analytical Services, Inc. and reflects the investment return of certain portfolios underlying variable life and annuity products. The returns are net of investment fees and fund expenses but not product charges.

--------------------------------------------------------------------------------
PRUDENTIAL JENNISON PORTFOLIO
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES

Our investment objective is to achieve LONG-TERM GROWTH OF CAPITAL. To achieve our objective, we invest primarily in equity securities of major established corporations that we believe offer above average growth prospects. In addition, the Portfolio may invest up to 30% of its total assets in foreign securities. While we make every effort to achieve our objective, we can't guarantee success.

PRINCIPAL RISKS

Although we try to invest wisely, all investments involve risk. Common stocks are subject to MARKET RISK stemming from factors independent of any particular security. Investment markets fluctuate. All markets go through cycles and market risk involves being on the wrong side of a cycle. Factors affecting market risk include political events, broad economic and social changes, and the mood of the investing public. You can see market risk in action during large drops in the stock market. If investor sentiments turn gloomy, the price of all stocks may decline. It may not matter that a particular company has great profits and its stock is selling at a relatively low price. If the overall market is dropping, the values of all stocks are likely to drop.

The Portfolio's investment in foreign securities involves additional risks. For example, foreign banks and companies generally are not subject to the same types of regulatory requirements that U.S. banks and companies are. Foreign political developments and changes in currency rates may adversely affect the value of foreign securities.

There is also risk involved in the investment strategies we may use. Some of our strategies require us to try to predict whether the price or value of an underlying investment will go up or down over a certain period of time. There is always the risk that investments will not perform as we thought they would. Like any mutual fund, an investment in the Portfolio could lose value, and you could lose money. For more information about risk, see "Investment Risks."

EVALUATING PERFORMANCE

A number of factors - including risk - affect how the Portfolio performs. The following bar chart and table show the Portfolio's performance for each full calendar year of operation for the last 4 years. They demonstrate the risk of investing in the Portfolio and how returns can change. Past performance does not mean that the Portfolio will achieve similar results in the future.

--------------------------------------------------------------------------------
Annual Returns (Class I shares)*
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
       1995                1996               1997                     1998







                                INSERT BAR CHART




Best Quarter: ___% (__ quarter of 19__) Worst Quarter: __% (__ quarter of 19__)

*These annual returns do not include Contract charges. If Contract charges were included, the annual returns would be lower than those shown. See the accompanying Contract prospectus.

--------------------------------------------------------------------------------



Average Annual Returns (Class I shares)*
--------------------------------------------------------------------------------------------------------------
                                  I YEAR              5 YEARS             10 YEARS           SINCE INCEPTION
Class I shares
S&P 500**
Lipper Average***

--------------------------------------------------------------------------------------------------------------

*The Portfolio's returns are after deduction of expenses.

** The Standard & Poor's 500 Stock Index (S&P 500)- an unmanaged index of 500 stocks of large U.S. companies - gives a broad look at how stock prices have performed. These returns do not include the effect of any investment management expenses. These returns would be lower if they included the effect of these expenses. S&P 500 return since the inception date of Class I is __%. Source:
Lipper, Inc.

***The Lipper Variable Insurance Products (VIP) Growth Average is calculated by Lipper Analytical Services, Inc. and reflects the investment return of certain portfolios underlying variable life and annuity products. The returns are net of investment fees and fund expenses but not product charges.

--------------------------------------------------------------------------------
 SMALL CAPITALIZATION STOCK  PORTFOLIO
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES

Our investment objective is to achieve LONG-TERM GROWTH OF CAPITAL. To achieve this objective, we invest primarily in equity securities of publicly-traded companies with small market capitalization. We attempt to duplicate the price and yield performance of the Standard & Poor's Small Capitalization Stock Index (the S&P SmallCap Index). The S&P SmallCap Index stocks have market capitalization between $18 million and $3.4 billion.

The Portfolio is not "managed" in the traditional sense of using market and economic analyses to select stocks. Rather, the portfolio manager purchases stocks to duplicate the stocks and their weighting in the S&P SmallCap Index. While we make every effort to achieve our objective, we can't guarantee success.

PRINCIPAL RISKS

Although we try to invest wisely, all investments involve risk. Common stocks are subject to MARKET RISK stemming from factors independent of any particular security. Investment markets fluctuate. All markets go through cycles and market risk involves being on the wrong side of a cycle. Factors affecting market risk include political events, broad economic and social changes, and the mood of the investing public. You can see market risk in action during large drops in the stock market. If investor sentiments turn gloomy, the price of all stocks may decline. It may not matter that a particular company has great profits and its stock is selling at a relatively low price. If the overall market is dropping, the values of all stocks are likely to drop.

Like any mutual fund, an investment in the Portfolio could lose value, and you could lose money. For more information about risk, see "Investment Risks."

EVALUATING PERFORMANCE

A number of factors - including risk - affect how the Portfolio performs. The following bar chart and table show the Portfolio's performance for each full calendar year of operation for the last four years. They demonstrate the risk of investing in the Portfolio and how returns can change. Past performance does not mean that the Portfolio will achieve similar results in the future.

--------------------------------------------------------------------------------
Annual Returns (Class I shares)*
--------------------------------------------------------------------------------
       1995                1996               1997                     1998

-

-


-
                                INSERT BAR CHART




Best Quarter: ___% (__ quarter of 19__) Worst Quarter: __% (__ quarter of 19__) *These annual returns do not include Contract charges. If Contract charges were included, the annual returns would be lower than those shown. See the accompanying Contract prospectus.



Average Annual Returns (Class I shares)*
--------------------------------------------------------------------------------
                                  1 YEAR             SINCE INCEPTION

Class I shares                                          (5/1/95)
S&P SmallCap 600
Index**
Lipper Average***

-------------------------------------------------------------------------------

*The Portfolio's returns are after deduction of expenses.

**[DESCRIPTION OF INDEX - including since inception returns]

***The Lipper Variable Insurance Products (VIP) Small Cap Average is calculated by Lipper Analytical Services, Inc. and reflects the investment return of certain portfolios underlying variable life and annuity products. The returns are net of investment fees and fund expenses but not product charges.

--------------------------------------------------------------------------------
STOCK INDEX PORTFOLIO
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES

Our investment objective is AN INVESTMENT RETURN THAT CORRESPONDS TO THE PERFORMANCE OF PUBLICLY-TRADED COMMON STOCKS GENERALLY. To achieve our objective, we invest to duplicate the price and yield of the S&P 500 Index. The S&P 500 Index represents more than 70% of the total market value of all publicly-traded common stocks and is widely viewed as representative of publicly-traded common stocks as a whole.

The Portfolio is not "managed" in the traditional sense of using market and economic analyses to select stocks. Rather, the portfolio manager purchases stocks in proportion to their weighting in the S&P 500 Index. While we make every effort to achieve our objective, we can't guarantee success.

PRINCIPAL RISKS

Although we try to invest wisely, all investments involve risk. Common stocks are subject to MARKET RISK stemming from factors independent of any particular security. Investment markets fluctuate. All markets go through cycles and market risk involves being on the wrong side of a cycle. Factors affecting market risk include political events, broad economic and social changes, and the mood of the investing public. You can see market risk in action during large drops in the stock market. If investor sentiments turn gloomy, the price of all stocks may decline. It may not matter that a particular company has great profits and its stock is selling at a relatively low price. If the overall market is dropping, the values of all stocks are likely to drop.

Like any mutual fund, an investment in the Portfolio could lose value, and you could lose money. For more information about risk, see "Investment Risks."

EVALUATING PERFORMANCE

A number of factors - including risk - affect how the Portfolio performs. The following bar chart and table show the Portfolio's performance for each full calendar year of operation for the last 10 years. They demonstrate the risk of investing in the Portfolio and how returns can change. Past performance does not mean that the Portfolio will achieve similar results in the future.

Annual Returns (Class I shares)*
--------------------------------------------------------------------------------
1989    1990     1991    1992    1993   1994   1995     1996    1997     1998
----    ----     ----    ----    ----   ----   ----     ----   -----    -----








                                INSERT BAR CHART




Best Quarter: ___% (__ quarter of 19__) Worst Quarter: __% (__ quarter of 19__) *These annual returns do not include Contract charges. If Contract charges were included, the annual returns would be lower than those shown. See the accompanying Contract prospectus.

--------------------------------------------------------------------------------



Average Annual Returns (Class I shares)*
--------------------------------------------------------------------------------------------------------------
                                  1 YEAR              5 YEARS             10 YEARS           SINCE INCEPTION
Class I shares
S&P 500**
Lipper Average***

--------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
*The Portfolio's returns are after deduction of expenses.

**The Standard & Poor's 500 Stock Index (S&P 500) - an unmanaged index of 500 stocks of large U.S. companies - gives a broad look at how stock prices have performed. These returns do not include the effect of any investment management expenses. These returns would be lower if they included the effect of these expenses. S&P 500 return since the inception date of Class I is __%. Source:
Lipper, Inc

***The Lipper Variable Insurance Products (VIP) S&P 500 Index Average is calculated by Lipper Analytical Services, Inc. and reflects the investment return of certain portfolios underlying variable life and annuity products. The returns are net of investment fees and fund expenses but not product charges.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
20/20 FOCUS PORTFOLIO
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES

Our investment objective is LONG-TERM GROWTH OF CAPITAL. We seek to achieve this goal by investing primarily in up to 40 equity securities of U.S. companies that are selected by the Portfolio's two portfolio managers (up to 20 by each) as having strong capital appreciation potential. While we make every effort to achieve our objective, we can't guarantee success.

PRINCIPAL RISKS

Although we try to invest wisely, all investments involve risk. Common stocks are subject to MARKET RISK stemming from factors independent of any particular security. Investment markets fluctuate. All markets go through cycles and market risk involves being on the wrong side of a cycle. Factors affecting market risk include political events, broad economic and social changes, and the mood of the investing public. You can see market risk in action during large drops in the stock market. If investor sentiments turn gloomy, the price of all stocks may decline. It may not matter that a particular company has great profits and its stock is selling at a relatively low price. If the overall market is dropping, the values of all stocks are likely to drop.

There is also risk involved in the investment strategies we may use. Some of our strategies require us to try to predict whether the price or value of an underlying investment will go up or down over a certain period of time. There is always the risk that investments will not perform as we thought they would. Like any mutual fund, an investment in the Portfolio could lose value, and you could lose money. For more information about risk, see "Investment Risks."

EVALUATING PERFORMANCE

The Portfolio commenced operations in 1999, so there is no performance history to report.

ZERO COUPON BOND PORTFOLIOS - 2000 AND 2005

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES

The investment objectives of these two Portfolios is THE HIGHEST PREDICTABLE COMPOUND INVESTMENT FOR A SPECIFIC PERIOD OF TIME, CONSISTENT WITH THE SAFETY OF INVESTED CAPITAL. We seek to achieve this objective by investing primarily in debt obligations of the United States Treasury and corporations that have been issued without interest coupons or stripped of their interest coupons, or interest coupons that have been stripped from the debt obligation. The two Portfolios differ only in their liquidation dates which is November 15, 2000 for the Zero Coupon Bond Portfolio 2000 and November 15, 2005 for the Zero Coupon Bond Portfolio 2005. While we make every effort to achieve our objective, we can't guarantee success.

PRINCIPAL RISKS

Although we try to invest wisely, all investments involve risk. Since the Portfolio invests a in debt obligations, there is the risk that the value of a particular obligation could decrease. Debt obligations may involve CREDIT RISK--the risk that the borrower will not repay an obligation, and MARKET RISK--the risk that interest rates may change and affect the value of the obligation.

There is also risk involved in the investment strategies we may use. Some of our strategies require us to try to predict whether the price or value of an underlying investment will go up or down over a certain period of time. There is always the risk that investments will not perform as we thought they would. Like any mutual fund, investments in the Portfolios could lose value, and you could lose money. For more information about risk, see "Investment Risks."

EVALUATING PERFORMANCE

A number of factors - including risk - affect how the Portfolios perform. The following bar charts and tables show the Portfolios' performance for each full calendar year of operation for the last 10 years. They demonstrate the risk of investing in the Portfolios and how returns can change. Past performance does not mean that the Portfolios will achieve similar results in the future.

--------------------------------------------------------------------------------
Zero Coupon Bond Portfolio 2000 - Annual Returns (Class I shares)*
--------------------------------------------------------------------------------
1989    1990     1991    1992    1993   1994   1995     1996    1997     1998
----    ----     ----    ----    ----   ----   ----     ----   -----    -----








                                INSERT BAR CHART









Best Quarter: ___% (__ quarter of 19__) Worst Quarter: __% (__ quarter of 19__) *These annual returns do not include Contract charges. If Contract charges were included, the annual returns would be lower than those shown. See the accompanying Contract prospectus.

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
Zero Coupon Bond Portfolio 2005 - Annual Returns (Class I shares)*
-------------------------------------------------------------------------------
1989    1990     1991    1992    1993   1994   1995     1996    1997     1998
----    ----     ----    ----    ----   ----   ----     ----   -----    -----








                                INSERT BAR CHART












Best Quarter: ___% (__ quarter of 19__) Worst Quarter: __% (__ quarter of 19__) *These annual returns do not include Contract charges. If Contract charges were included, the annual returns would be lower than those shown. See the accompanying Contract prospectus.

--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
Zero Coupon Bond Portfolio 2000 - Average Annual Returns (Class I shares)*
----------------------------------------------------------------------------------------------------------------
                                    1 YEAR             5 YEARS             10 YEARS            SINCE INCEPTION
Class I shares
Lehman Government Index**
Lipper Average***

----------------------------------------------------------------------------------------------------------------

*The Portfolio's returns are after deduction of expenses.

** [DESCRIPTION OF INDEX - including since inception returns]

***The Lipper Variable Insurance Products (VIP) Target Maturity Average is calculated by Lipper Analytical Services, Inc. and reflects the investment return of certain portfolios underlying variable life and annuity products. The returns are net of investment fees and fund expenses but not product charges.

Zero Coupon Bond Portfolio 2005 - Average Annual Returns (Class I shares)*
---------------------------------------------------------------------------------------------------------------
                                    1 YEAR             5 YEARS             10 YEARS           SINCE INCEPTION
Class I shares
Lehman Government Index**
Lipper Average***

---------------------------------------------------------------------------------------------------------------

*The Portfolio's returns are after deduction of expenses.

** [DESCRIPTION OF INDEX - including since inception returns]

***The Lipper Variable Insurance Products (VIP) Target Maturity Average is calculated by Lipper Analytical Services, Inc. and reflects the investment return of certain portfolios underlying variable life and annuity products. The returns are net of investment fees and fund expenses but not product charges.

HOW THE PORTFOLIOS INVEST

While the Portfolios have some common attributes, each one has its own portfolio managers, investment objective and policies, performance information, and risks. Therefore, some sections of this prospectus deal with each Portfolio separately, while other sections address two or more Portfolios at the same time. In sections that concern one particular Portfolio as identified in the section heading, "the Portfolio" refers to the particular Portfolio.

--------------------------------------------------------------------------------
CONSERVATIVE BALANCED PORTFOLIO
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND POLICIES

The investment objective of this Portfolio is to seek A TOTAL INVESTMENT RETURN CONSISTENT WITH A CONSERVATIVELY MANAGED DIVERSIFIED PORTFOLIO.

-------------------------------------------------
BALANCED PORTFOLIO                                   To achieve our objective, we invest in a mix of
We invest in all three types of securities -         money market instruments, debt securities and common
equity, debt and money market - in order to          stocks.  We adjust the percentage of Portfolio
achieve diversification in a single portfolio.       assets in each category depending on our
We seek to maintain a conservative blend of          expectations regarding the different markets.
investments that will have strong performance        While we make every effort to achieve our objective,
in a down market and solid, but not necessarily      we can't guarantee success.
outstanding,  performance in up markets.  This
Portfolio is appropriate for an investor             DEBT SECURITIES in general are basically written
looking for diversification with less risk than      promises to repay a debt.  There are numerous types
that of the Flexible Managed Portfolio while         of debt securities which vary as to the terms of
recognizing that this reduces the chances of         repayment and the commitment of other parties to
greater appreciation.                                honor the obligations of the issuer.  Most of the
                                                     securities in the debt portion of

-------------------------------------------------
this Portfolio will be rated "investment grade." This means major rating services, like Standard & Poor's Ratings Group (S&P) or Moody's Investors Service, Inc. (Moody's), have rated the securities within one of their four highest rating categories.

The Portfolio may also invest in lower rated securities, which are riskier and considered speculative. These securities are sometimes referred to as "junk bonds" We may also invest in instruments that are not rated, but which we believe are of comparable quality to the instruments described above.

Up to 20% of the Portfolio's total assets may be invested in debt securities that are issued outside of the U.S. by foreign or U.S. issuers provided the securities are denominated in U.S. dollars. The Portfolio may also invest up to 30% of its total assets in FOREIGN EQUITY and DEBT SECURITIES. For these purposes, we do not consider American Depositary Receipts (ADRs) as foreign securities. (ADRs are certificates representing the right to receive foreign securities that have been deposited with a U.S. bank or a foreign branch of a U.S. bank.)

The stock portion of the Portfolio will be invested mainly in equity securities of major, established corporations which we believe are in sound financial condition and offer better total returns than broad based market indexes. The Portfolio may also invest in EQUITY-RELATED SECURITIES, such as bonds, corporate notes, warrants and rights, that we can convert into a company's common stock or some other equity security. The Portfolio may also acquire preferred stock - another equity-related security which may be rated below investment grade.

The money market portion of the Portfolio will be invested in high-quality money market instruments. We manage this portion of the Portfolio to comply with specific rules designed for money market mutual funds. We will not acquire any security with a remaining maturity exceeding thirteen months, and we will maintain a dollar-weighted average portfolio of 90 days or less. (Weighted average maturity is calculated by adding the maturities of all the bonds in a portfolio and dividing by the number of bonds on a weighted basis.)

In addition, with respect to the money market portion of the Portfolio, we will comply with the diversification, quality and other regulatory requirements. This means, generally, that the instruments that we purchase present "minimal credit risk" and are of "eligible quality." "Eligible quality" for this purpose means a security: (i) rated in one of the two highest short-term rating categories by at least two major rating services or, if only one major rating service has rated the security, as rated by that service; or (ii) if unrated, of comparable quality as we determine.

In response to adverse market, conditions or when restructuring the Portfolio, we may temporarily invest up to 100% of the Portfolio's total assets in money market instruments. Investing heavily in these securities limits our ability to achieve capital appreciation, but can help to preserve the value of the Portfolio's assets when the markets are unstable.

We may also invest in loans arranged through private negotiations between a corporation which is the borrower and one or more financial institutions that are the lenders. Generally, these types of investments are in the form of LOAN PARTICIPATIONS. In loan participations, the Portfolio will have a contractual relationship with the lender but not with the borrower. This means the Portfolio will only have rights to principal and interest received by the lender. It not be able to enforce compliance by the borrower with the terms of the loan and may not have a right to any collateral securing the loan. If the lender becomes insolvent, the Portfolio may be treated as a general creditor and not benefit from any set-off between the lender and the borrower.

The Portfolio may also enter into REPURCHASE AGREEMENTS. In a repurchase transaction, the Portfolio agrees to purchase certain securities and the seller agrees to repurchase the very same securities at an agreed upon price on a specified date. This creates a fixed return for the Portfolio. All of the Portfolios of the Fund, except the Global Portfolio, may participate in a JOINT REPURCHASE account under an order obtained from the SEC. In a joint repurchase transaction, uninvested cash balances of the various Portfolios are added together and invested in one or more repurchase agreements. Each Portfolio receives a portion of the income earned in the joint account based on the percentage of its investment.

In general, we will invest within the ranges shown below:

    ASSET TYPE            MINIMUM            NORMAL           MAXIMUM
    ----------            -------            ------           -------
      Stocks                15%                35%              50%

Debt obligations            25%                65%              85%
  and Money Market
  Securities


We will vary how much of the Portfolio's assets are invested in a type of security depending how we think the different markets will perform. Under normal conditions, we intend to keep at least 25% of the Portfolio's total assets invested in senior debt securities.

DERIVATIVES AND OTHER STRATEGIES

We may also use alternative investment strategies - including DERIVATIVES - to try to improve the Portfolio's returns or protect its assets, although we cannot guarantee these strategies will work, that the instruments necessary to implement these strategies will be available or that the Portfolio will not lose money. With derivatives, we try to predict whether the underlying investment - a security, market index, currency, interest rate or some other benchmark - will go up or down at some future date. We may use derivatives to try to reduce risk or to increase return consistent with the Portfolio's overall investment objective.

We may: purchase and sell OPTIONS on equity securities, debt securities, stock indexes and foreign currencies; purchase and sell stock index, interest rate and foreign currency FUTURES CONTRACTS and options on those contracts; enter into FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS; and purchase securities on a WHEN-ISSUED or DELAYED-DELIVERY basis.

The Portfolio may also enter into SHORT SALES. In a short sale we sell a security we do not own to take advantage of an anticipated decline in the stock's price. The Portfolio borrows the stock for delivery and if it can buy the stock later at a lower price, a profit results. The Portfolio may also enter into SHORT SALES AGAINST-THE-BOX which means it owns securities identical to those sold short.

We may also use INTEREST RATE SWAPS in the management of the Portfolio. In an interest rate swap the Portfolio and another party agree to exchange interest payments. For example, the Portfolio may wish to exchange a floating rate of interest for a fixed rate. We would enter into this type of a swap if we think interest rates are going down.

We will consider other factors (such as cost) in deciding whether to employ any particular strategy or use any particular instrument. Any derivatives we use may not match the Portfolio's underlying holdings. For more information about these strategies, see the SAI, "Description of the Portfolios, their Investments and Risks - Risk Management and Return Enhancement Strategies."

ADDITIONAL STRATEGIES

The Portfolio also follows certain policies when it BORROWS MONEY (the Portfolio may borrow up to 5% of the value of its total assets); LENDS ITS SECURITIES; and holds ILLIQUID SECURITIES (the Portfolio may hold up to 15% of its net assets in illiquid securities, including securities with legal or contractual restrictions, those without a readily available market and repurchase agreements with maturities longer than 7 days). The Portfolio is subject to certain investment restrictions that are fundamental policies, which means they cannot be changed without shareholder approval. For more information about these restrictions, see the SAI.

DIVERSIFIED BOND PORTFOLIO

INVESTMENT OBJECTIVE AND POLICIES

Our investment objective is A HIGH LEVEL OF INCOME OVER A LONGER TERM WHILE PROVIDING REASONABLE SAFETY OF CAPITAL. This means we look for investments that we think will provide a high level of current income, but which are not expected to involve a substantial risk of loss of capital through default. To achieve our objective, we invest primarily in intermediate and long term debt obligations that are rated investment grade and high quality money market investments. While we make every effort to achieve our objective, we can't guarantee success.

------------------------------------------------------
STRATEGY                                                  Usually at least 80% of the Portfolio's
In general, the value of debt obligations move in         total assets will be invested in debt
the opposite direction as interest rates  - if a          securities that are investment grade.  The
bond is purchased and then interest rates go up,          Portfolio may continue to hold a debt
newer bonds will be worth more because they will          obligation if it is downgraded below
have a higher rate of interest. We will adjust the        investment grade after it is purchased or
mix of the Portfolio's  short term, intermediate and      is no longer rated by a major rating
long term debt obligations in an attempt to benefit       service.
from price appreciation when interest rates go down       We may also invest in lower rated
and to suffer lesser declines when rates go up.           securities which are riskier and considered
                                                          speculative.  These securities are
                                                          sometimes referred to as "junk bonds."

------------------------------------------------------
We may also invest in instruments that are not rated, but which we believe are of comparable quality to the instruments described above.

The Portfolio may invest without limit in DEBT OBLIGATIONS ISSUED OR GUARANTEED BY THE U.S. GOVERNMENT AND GOVERNMENT-RELATED ENTITIES. An example of a debt security that is backed by the full faith and credit of the U.S. Government is an obligation of the Government National Mortgage Association (GNMA or Ginnie
Mae). In addition, we may invest in U.S. government securities issued by other government entities, like the Federal National Mortgage Association (FNMA or Fannie Mae) and the Student Loan Marketing Association (SLMA or Sallie Mae) which are not backed by the full faith and credit of the U.S. Government. Instead, these issuers have the right to borrow from the U.S. Treasury to meet their obligations. The Portfolio may also invest in the debt securities of other government-related entities, like the Farm Credit System, which depend entirely upon their own resources to repay their debt.

We may also invest up to 20% of Portfolio's total assets in debt securities issued outside the U.S. by U.S. or foreign issuers provided the securities are denominated in U.S. dollars.

The Portfolio may also invest in CONVERTIBLE DEBT SECURITIES and CONVERTIBLE AND NON-CONVERTIBLE PREFERRED STOCKS of any rating. The Portfolio will not acquire any common stock except by converting a convertible debt security or exercising a warrant. No more than 10% of the Portfolio's total assets will be held in common stocks, and those will usually be sold as soon as a favorable opportunity arises.

The Portfolio may also invest in LOAN PARTICIPATIONS, REVERSE REPURCHASE AGREEMENTS and DOLLAR ROLLS. In a reverse repurchase transaction, the Portfolio sells a security it owns and agrees to buy it back at an agreed price and date. During the period the security is held by the other party, the Portfolio may continue to receive principal and interest payments on the security. Dollar rolls involve the sale by the Portfolio of a security for delivery in the current month with a promise to repurchase from the buyer a substantially similar - but not necessarily the same - security at an agreed price and date. During the "roll period," the Portfolio does not receive any principal or interest on the security. Instead it is compensated by the difference between the current sales price and the price of the future purchase, as well as any interest earned on the cash proceeds from the original sale. The Portfolio will not use more than of its net assets in connection with reverse repurchase transactions and dollar rolls.

Under normal conditions, the Portfolio may invest a portion of its assets in high-quality MONEY MARKET INSTRUMENTS. In response to adverse market, conditions or when restructuring the Portfolio, we may temporarily invest up to 100% of the Portfolio's assets in money market instruments. Investing heavily in these securities limits our ability to achieve capital appreciation, but can help to preserve the value of the Portfolio's assets when the markets are unstable.

DERIVATIVES AND OTHER STRATEGIES

We may also use alternative investment strategies - including DERIVATIVES - to try to improve the Portfolio's returns or protect its assets, although we cannot guarantee these strategies will work, that the instruments necessary to implement these strategies will be available or that the Portfolio will not lose money. With derivatives, we try to predict whether the underlying investment - a security, market index, currency, interest rate or some other benchmark - will go up or down at some future date. We may use derivatives to try to reduce risk or to increase return consistent with the Portfolio's overall investment objective.

We may: enter into REPURCHASE AGREEMENTS; purchase and sell OPTIONS on debt securities; purchase and sell interest rate FUTURES CONTRACTS and options on those contracts; purchase securities on a WHEN-ISSUED or DELAYED DELIVERY basis; and use INTEREST RATE SWAPS. The Portfolio may also enter into SHORT SALES.

We will consider other factors (such as cost) in deciding whether to employ any particular strategy or use any particular instrument. Any derivatives we use may not match the Portfolio's underlying holdings. For more information about these strategies, see the SAI, "Description of the Portfolios, their Investments and Risks - Risk Management and Return Enhancement Strategies."

ADDITIONAL STRATEGIES

The Portfolio also follows certain policies when it BORROWS MONEY (the Portfolio may borrow up to 5% of the value of its total assets); LENDS ITS SECURITIES; and holds ILLIQUID SECURITIES (the Portfolio may hold up to 15% of its net assets in illiquid securities, including securities with legal or contractual restrictions, those without a readily available market and repurchase agreements with maturities longer than 7 days). The Portfolio is subject to certain investment restrictions that are fundamental policies, which means they cannot be changed without shareholder approval. For more information about these restrictions, see the SAI.

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO

INVESTMENT OBJECTIVE AND POLICIES

Our investment objective is to provide CURRENT INCOME AND A REASONABLE LEVEL OF CAPITAL APPRECIATION. This means we look for investments that we think will provide current income and low to moderate capital appreciation. To achieve our objective, we select sub-advisers who will invest in a diversified portfolio of debt and equity securities. While we make every effort to achieve our objective, we can't guarantee success.

--------------------------------------------------------
ASSET ALLOCATION                                            Under normal market conditions, we invest
This Portfolio is designed for investors who want           approximately 60% of the Portfolio's
investment professionals to make their asset                total assets in debt securities of
allocation decisions for them and are seeking current       varying maturities with a dollar-weighted
income and low to moderate capital appreciation.  We        average portfolio maturity of between
have contracted with four highly regarded sub-advisers      four and 15 years.  (The maturity of a
who each will manage a portion of the Portfolio's           bond is the number of years until the
assets.  In this way the Portfolio offers                   principal is due and payable.  Weighted
diversification not only of asset type but also             average maturity is calculated by adding
investment style.  We will those sub-advisers and make      the maturities of all of the bonds in the
changes we believe to be in the best interests of           Portfolio and dividing by the number of
Contract owners.                                            bonds on a dollar-weighted basis.)
--------------------------------------------------------

These debt securities will generally be investment grade. We may also invest up to 35% of the Portfolio's total assets in lower rated securities that are riskier and considered speculative. At the time these high yield or "junk bonds" are purchased they will have a minimum rating of B by Moody's, S&P or another major rating service. We may also invest in instruments that are not rated, but which we believe are of comparable quality to the instruments described above.

Up to 25% of the Portfolio's total assets may be invested in debt obligations issued or guaranteed by foreign governments, their agencies and instrumentalities, supranational organizations, and foreign corporations or financial institutions. Up to 10% of the Portfolio's total assets may be invested in debt obligations of issuers in emerging markets.

The Portfolio will normally invest approximately 40% of its total assets in equity and equity related securities issued by U.S. and foreign companies. Up to 15% of the Portfolio's total assets may be invested in FOREIGN EQUITY SECURITIES, including those of companies in emerging markets.

Generally, the Portfolio's assets will be allocated as shown in the table below. However, we may rebalance the Portfolio's assets at any time or add or eliminate portfolio segments, in accordance with the Portfolio's investment objective and policies. In addition, Prudential and the Fund may hire new sub-advisers, replace current sub-advisers or change the terms of the subadvisory agreements without a vote of Contract owners. Contract owners will be notified of any new advisers or material amendments to subadvisory agreements.

      Initial
     Allocation
         of
     Portfolio
       Assets     Asset Class               Sub-adviser                Investment style
    -----------   -----------               -----------                ----------------

        40%       Fixed Income     Pacific Investment Management     Mostly high-quality debt instruments
                                              Company

        20%       Fixed Income       The Prudential Investment       High yield debt, including junk bonds and
                                            Corporation              emerging market debt.

        15%         Equities          Jennison Associates LLC        Growth-oriented, focusing on large-cap
                                                                     stocks

        15%         Equities         The Prudential Investment       Value-oriented, focusing on large-cap
                                            Corporation              stocks

         5%         Equities          The Dreyfus Corporation        Value-oriented, focusing on small-cap and
                                                                     mid-cap stocks

         5%         Equities          Franklin Advisers, Inc.        Growth-oriented, focusing on small-cap
                                                                     and mid-cap stocks.


DERIVATIVES AND OTHER STRATEGIES

We may also use alternative investment strategies - including DERIVATIVES - to try to improve the Portfolio's returns or protect its assets, although we cannot guarantee these strategies will work, that the instruments necessary to implement these strategies will be available or that the Portfolio will not lose money. With derivatives, we try to predict whether the underlying investment - a currency or some other benchmark - will go up or down at some future date. We may use derivatives to try to reduce risk or to increase return consistent with the Portfolio's overall investment objective.

We may: enter into REPURCHASE AGREEMENTS; engage in FOREIGN CURRENCY EXCHANGE CONTRACTS; purchase and write PUT AND CALL OPTIONS ON FOREIGN CURRENCIES; and trade CURRENCIES FUTURE CONTRACTS and options on those contracts.

We will consider other factors (such as cost) in deciding whether to employ any particular strategy or use any particular instrument. Any derivatives we use may not match the Portfolio's underlying holdings. For more information about these strategies, see the SAI, "Description of the Portfolios, their Investments and Risks - Risk Management and Return Enhancement Strategies."

ADDITIONAL STRATEGIES

The Portfolio also follows certain policies when it BORROWS money (the Portfolio may borrow up to 5% of the value of its total assets); LENDS ITS SECURITIES; and holds ILLIQUID SECURITIES (the Portfolio may hold up to 15% of its net assets in illiquid securities, including securities with legal or contractual restrictions, those without a readily available market and repurchase agreements with maturities longer than 7 days). The Portfolio is subject to certain investment restrictions that are fundamental policies, which means they cannot be changed without shareholder approval. For more information about these restrictions, see the SAI.

EQUITY INCOME PORTFOLIO

INVESTMENT OBJECTIVE AND POLICIES

The investment objective of this Portfolio is to seek BOTH CURRENT INCOME AND CAPITAL APPRECIATION. This means we seek investments whose price will increase as well as pay dividends and other income. To achieve this objective, we look for securities we believe will provide investment returns above those of the Standard & Poor's 500 Composite Stock Price Index (the S&P 500 Index) or the NYSE Composite Index. While we make every effort to achieve this objective, we can't guarantee success.

-------------------------------------------------
CONTRARIAN APPROACH                                  We will normally invest at least 65% of the
To achieve our value investment strategy, we         Portfolio's total assets in COMMON STOCKS and
generally take a strong contrarian approach to       CONVERTIBLE SECURITIES. We buy common stock of
investing.  In other words, we usually buy           companies of every size - small, medium and large
securities that are out of favor and that many       capitalization.  When deciding which stocks to buy,
other investors are selling, and we attempt to       we look at a company's earnings, balance sheet and
invest in companies and industries before other      cash flow and then at how these factors impact the
investors recognize their true value.  Using         stock's  price and return.
these guidelines, we focus on long-term              We also buy CONVERTIBLE SECURITIES - like bonds,
performance, not short-term gain.                    corporate notes and preferred stock - that can be
                                                     converted into a company's common stock or other
                                                     equity security.

-------------------------------------------------
Up to 35% of the Portfolio's total assets may be invested in other DEBT OBLIGATIONS. When acquiring these types of securities, we usually invest in obligations rated A or better by Moody's or S&P. We may also invest in obligations rated as low as CC by Moody's or Ca by S&P. These securities are considered speculative and are sometimes referred to as "junk bonds." We may also invest in instruments that are not rated, but which we believe are of comparable quality to the instruments described above.

Up to 30% of the Portfolio's total assets may be invested in FOREIGN SECURITIES, including money market instruments, equity securities and debt obligations. (For these purposes, we do not consider ADRs and other similar receipts or shares to be foreign securities.)

Under normal circumstances, the Portfolio may invest up to 35% of its total assets in high quality MONEY MARKET INSTRUMENTS. In response to adverse market conditions or when we are restructuring the Portfolio, we may temporarily invest up to 100% of the Portfolio's assets in MONEY MARKET INSTRUMENTS. Investing heavily in these securities limits our ability to achieve capital appreciation, but can help to preserve the Portfolio's assets when the markets are unstable.

DERIVATIVES AND OTHER STRATEGIES

We may also use alternative investment strategies - including DERIVATIVES - to try to improve the Portfolio's returns or protect its assets, although we cannot guarantee these strategies will work, that the instruments necessary to implement these strategies will be available or that the Portfolio will not lose money. With derivatives, we try to predict whether the underlying investment - a security, market index, currency or some other benchmark - will go up or down at some future date. We may use derivatives to try to reduce risk or to increase return consistent with the Portfolio's overall investment objective.

We may: enter into REPURCHASE agreements; purchase and sell OPTIONS on equity securities, stock indexes and foreign currencies; purchase and sell stock index and foreign currency FUTURES CONTRACTS and options on these futures contracts; enter into FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS; and purchase securities on a WHEN-ISSUED or DELAYED DELIVERY basis. The Portfolio may also enter into SHORT SALES AGAINST-THE BOX.

We will consider factors such as cost and volatility in deciding whether to employ any particular strategy or use any particular instrument. Any derivatives we use may not match the Portfolio's underlying holdings. For more information about these strategies, see the SAI, "Description of the Portfolios, their Investments and Risks - Risk Management and Return Enhancement Strategies."

ADDITIONAL STRATEGIES

The Portfolio also follows certain policies when it BORROWS MONEY (the Portfolio may borrow up to 5% of the value of its total assets); LENDS ITS SECURITIES; and holds ILLIQUID SECURITIES (the Portfolio may hold up to 15% of its net assets in illiquid securities, including securities with legal or contractual restrictions, those without a readily available market and repurchase agreements with maturities longer than 7 days). The Portfolio is subject to certain investment restrictions that are fundamental policies, which means they cannot be changed without shareholder approval. For more information about these restrictions, see the SAI.

--------------------------------------------------------------------------------
EQUITY PORTFOLIO
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND POLICIES

The investment objective of this Portfolio is CAPITAL APPRECIATION. This means we seek investments that we believe will provide investment returns above broadly based market indexes. While we make every effort to achieve this objective, we can't guarantee success.

-------------------------------------------------
VALUE APPROACH
We use a value approach to investing which means we look for            To achieve our investment objective, we invest primarily in
companies whose stock is selling below the price we believe             common stocks of major established corporations as well as
reflects its true worth based on earnings, book value and               smaller companies. We attempt to keep a flexible approach to
other financial measures.                                               stock and selection - for example, we may invest in
                                                                        companies that are expected to have higher earnings growth than the market because they have new products or an
To achieve our value investment strategy, we usually buy                expanding user base. Or we may invest in companies with
securities that are out of favor and that many other                    sales and earning trends that are expected to improve in the
investors are selling. We attempt to invest in companies and            near future.
industries before other investors recognize their true
value.                                                                  This effort to achieve returns that are better than broadly based stock indexes involves accepting a value. greater risk of declining values.
------------------------------------------------

A portion of the Portfolio's assets may be invested in short, intermediate or long term DEBT OBLIGATIONS, including convertible and nonconvertible PREFERRED STOCK and OTHER EQUITY-RELATED SECURITIES. Up to 5% of these holdings may be rated below investment grade. These securities are considered speculative and are sometimes referred to as "junk bonds."

Up to 30% of the Portfolio's total assets may be invested in FOREIGN SECURITIES, including money market instruments, equity securities and debt obligations. (For these purposes, we do not consider ADRs and other similar receipts or shares to be foreign securities.)

Under normal circumstances, the Portfolio may invest a portion of its assets in MONEY MARKET INSTRUMENTS. In addition, we may temporarily invest up to 100% of the Portfolio's assets in money market instruments in response to adverse market conditions or when we are restructuring the portfolio. Investing heavily in these securities limits our ability to achieve capital appreciation, but can help to preserve the Portfolio's assets when the markets are unstable.

DERIVATIVES AND OTHER STRATEGIES

We may also use alternative investment strategies - including DERIVATIVES - to try to improve the Portfolio's returns or protect its assets, although we cannot guarantee these strategies will work, that the instruments necessary to implement these strategies will be available or that the Portfolio will not lose money. With derivatives, we try to predict whether the underlying investment - a security, market index, currency or some other benchmark - will go up or down at some future date. We may use derivatives to try to reduce risk or to increase return consistent with the Portfolio's overall investment objective.

We may: enter into REPURCHASE agreements; purchase and sell OPTIONS on equity securities, stock indexes and foreign currencies; purchase and sell stock index and foreign currency FUTURES CONTRACTS and options on these futures contracts; enter into FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS; and purchase securities on a WHEN-ISSUED or DELAYED DELIVERY basis. The Portfolio may also enter into SHORT SALES AGAINST-THE-BOX.

We will consider factors such as cost and volatility in deciding whether to employ any particular strategy or use any particular instrument. Any derivatives we use may not match the Portfolio's underlying holdings. For more information about these strategies, see the SAI, "Description of the Portfolios, their Investments and Risks - Risk Management and Return Enhancement Strategies."

ADDITIONAL STRATEGIES

The Portfolio also follows certain policies when it BORROWS MONEY (the Portfolio may borrow up to 5% of the value of its total assets); LENDS ITS SECURITIES; and holds ILLIQUID SECURITIES (the Portfolio may hold up to 15% of its net assets in illiquid securities, including securities with legal or contractual restrictions, those without a readily available market and repurchase agreements with maturities longer than 7 days). The Portfolio is subject to certain investment restrictions that are fundamental policies, which means they cannot be changed without shareholder approval. For more information about these restrictions, see the SAI.

--------------------------------------------------------------------------------
FLEXIBLE MANAGED PORTFOLIO
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND POLICIES

The investment objective of this Portfolio is to seek A HIGH TOTAL RETURN CONSISTENT WITH AN AGGRESSIVELY MANAGED DIVERSIFIED PORTFOLIO.

-----------------------------------------------------
BALANCED PORTFOLIO                                       To achieve our objective, we invest
We invest in all three types of securities -             in a mix of money market instruments,
equity, debt and money market - in order to achieve      debt securities and common stocks.
diversification in a single portfolio. We seek to        We adjust the percentage of Portfolio
maintain a more aggressive mix of investments than       assets in each category depending on
the Conservative Balanced Portfolio.  This               our expectations regarding the
Portfolio is appropriate for an investor looking         different markets.   While we make
for diversification who is willing to accept a           every effort to achieve our
relatively high level of loss in an effort to            objective, we can't guarantee success.
achieve greater appreciation.

-----------------------------------------------------

Generally, we will invest within the ranges shown below:

        ASSET TYPE                        MINIMUM        NORMAL      MAXIMUM
        ----------                        -------        ------      -------
          Stocks                            25%            60%         100%
 Fixed Income Securities                    0%             40%         75%
  Money Market Securities                   0%             0%          75%

Most of the securities in the debt portion of this Portfolio will be investment grade, however, we may also invest up to 25% of this portion of the Portfolio in debt securities rated as low as BB, Ba or lower by a major rating service at the time they are purchased. These high-yield or "junk bonds" are riskier and considered speculative. We may also invest in instruments that are not rated, but which we believe are of comparable quality to the instruments described above.

Up to 20% of the Portfolio's total assets may be invested in debt securities that are issued outside the U.S. by foreign or U.S. issuers provided the securities are denominated in U.S. dollars. The Portfolio may also invest up to 30% of its total assets in FOREIGN EQUITY AND DEBT SECURITIES. For these purposes, we do not consider ADR as foreign securities.

The stock portion of the Portfolio will be invested mainly in equity securities of smaller capitalization companies and major corporations which we believe are in sound financial condition. In determining which small capitalization securities to acquire we will look for those that have above-average profitability with modest price/earnings ratios or whose worth is undervalued relative to other stocks in the market.

The Portfolio may also invest in EQUITY-RELATED SECURITIES, such as bonds, corporate notes, warrants and rights, that we can convert into a company's common stock or some other equity security. The Portfolio may also acquire preferred stock - another equity-related security - which may be rated below investment grade.

The Portfolio may also invest in LOAN PARTICIPATIONS.

The money market portion of the Portfolio will be invested in high-quality money market instruments. In response to adverse market conditions or when we are restructuring the Portfolio, we may temporarily invest up to 100% of the Portfolio's assets in money market instruments. Investing heavily in these securities limits our ability to achieve capital appreciation, but can help to preserve the Portfolio's assets when the markets are unstable.

DERIVATIVES AND OTHER STRATEGIES

We may also use alternative investment strategies - including DERIVATIVES - to try to improve the Portfolio's returns or protect its assets, although we cannot guarantee these strategies will work, that the instruments necessary to implement these strategies will be available or that the Portfolio will not lose money. With derivatives, we try to predict whether the underlying investment - a security, market index, currency, interest rate or some other benchmark - will go up or down at some future date. We may use derivatives to try to reduce risk or to increase return consistent with the Portfolio's overall investment objective.

We may: enter into REPURCHASE agreements; purchase and sell OPTIONS on equity securities, debt securities, stock indexes, and foreign currencies; purchase and sell stock index, interest rate and foreign currency FUTURES CONTRACTS and options on those contracts; enter into FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS; purchase securities on a WHEN-ISSUED or DELAY-DELIVERY basis; and use INTEREST RATE SWAPS. The Portfolio may also enter into SHORT SALES AGAINST-THE-BOX.

We will consider other factors (such as cost) in deciding whether to employ any particular strategy or use any particular instrument. Any derivatives we use may not match the Portfolio's underlying holdings. For more information about these strategies, see the SAI, "Description of the Portfolios, their Investments and Risks - Risk Management and Return Enhancement Strategies."

ADDITIONAL STRATEGIES

The Portfolio also follows certain policies when it BORROWS MONEY (the Portfolio may borrow up to 5% of the value of its total assets); LENDS ITS SECURITIES; and holds ILLIQUID SECURITIES (the Portfolio may hold up to 15% of its net assets in illiquid securities, including securities with legal or contractual restrictions, those without a readily available market and repurchase agreements with maturities longer than 7 days). The Portfolio is subject to certain investment restrictions that are fundamental policies, which means they cannot be changed without shareholder approval. For more information about these restrictions, see the SAI.

--------------------------------------------------------------------------------
GLOBAL PORTFOLIO
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND POLICIES

The investment objective of this Portfolio is LONG TERM GROWTH OF CAPITAL. To achieve this objective, we invest primarily in common stocks (and their equivalents) of foreign and U.S. companies. While we make every effort to achieve this objective, we can't guarantee success.

-------------------------------------------------
GLOBAL INVESTING                                     When selecting stocks,
                                                     we look for companies that
                                                     have prospects for:

This Portfolio is intended to provide investors      above-average earnings growth (on a per
with the opportunity to invest in companies          share basis) and/or a high return on
located throughout the world.                        invested capital; a healthy balance
Although we are not required to invest in a          sheet; sound financial and accounting
minimum number of countries, we intend normally      policies and overall financial strength;
to invest in at least three countries,               strong competitive advantages; effective
including the U.S.  However, in response to          research and product development; pricing
market conditions, we can invest up to 35% of        flexibility; strong management; and
the Portfolio's total assets in any one country      competitive operating characteristics.
other than the U.S.

-------------------------------------------------

The Portfolio may invest up to 100% of its assets in MONEY MARKET INSTRUMENTS in response to adverse market conditions or when we are restructuring the Portfolio. Investing heavily in these securities limits our ability to achieve capital appreciation, but can help to preserve the Portfolio's assets when the markets are unstable.

DERIVATIVES AND OTHER STRATEGIES

We may also use alternative investment strategies - including DERIVATIVES - to try to improve the Portfolio's returns or protect its assets, although we cannot guarantee these strategies will work, that the instruments necessary to implement these strategies will be available or that the Portfolio will not lose money. With derivatives, we try to predict whether the underlying investment - a security, market index, currency, interest rate or some other benchmark - will go up or down at some future date. We may use derivatives to try to reduce risk or to increase return consistent with the Portfolio's overall investment objective.

We may: enter into REPURCHASE agreements; purchase and sell OPTIONS on equity securities, stock indexes and foreign currencies; purchase and sell stock index and foreign currency FUTURES contracts and options on these futures contracts; enter into FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS; and purchase securities on a WHEN-ISSUED or DELAYED DELIVERY basis. The Portfolio may also enter into SHORT SALES AGAINST-THE-BOX.

We will consider factors such as cost and volatility in deciding whether to employ any particular strategy or use any particular instrument. Any derivatives we use may not match the Portfolio's underlying holdings. For more information about these strategies, see the SAI, "Description of the Portfolios, their Investments and Risks - Risk Management and Return Enhancement Strategies."

ADDITIONAL STRATEGIES

The Portfolio also follows certain policies when it BORROWS MONEY (the Portfolio may borrow up to 5% of the value of its total assets); LENDS ITS SECURITIES; and holds ILLIQUID SECURITIES (the Portfolio may hold up to 15% of its net assets in illiquid securities, including securities with legal or contractual restrictions, those without a readily available market and repurchase agreements with maturities longer than 7 days). The Portfolio is subject to certain investment restrictions that are fundamental policies, which means they cannot be changed without shareholder approval. For more information about these restrictions, see the SAI.

--------------------------------------------------------------------------------
GOVERNMENT INCOME PORTFOLIO
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND POLICIES

The investment objective of this Portfolio is A HIGH LEVEL OF INCOME OVER THE LONGER TERM CONSISTENT WITH THE PRESERVATION OF CAPITAL. In pursuing our objective, we invest primarily in intermediate and long-term U.S. Treasury securities and debt obligations issued by agencies or instrumentalities established, sponsored or guaranteed by the U.S. government. While we make every effort to achieve this objective, we can't guarantee success.

------------------------------------------------
U.S. GOVERNMENT SECURITIES                          Normally, we will invest at least 65% of the
U.S. Government Securities are considered           Portfolio's total assets in U.S. GOVERNMENT
among the most creditworthy of debt                 SECURITIES, which include TREASURY
securities.  Because they are generally             SECURITIES, OBLIGATIONS ISSUED OR GUARANTEED
considered less risky, their yields tend to be      BY U.S. GOVERNMENT AGENCIES AND
lower than the yields from corporate debt.          INSTRUMENTALITIES and MORTGAGE-RELATED
Like all debt securities, the values of U.S.        SECURITIES issued by U.S. government
Government securities will change as interest       instrumentalities  or non-governmental
rates change.                                       corporations.
------------------------------------------------

MORTGAGE-RELATED SECURITIES are usually pass-through instruments that pay investors a share of all interest and principal payments from an underlying pool of fixed or adjustable rate mortgages. Mortgage-related securities issued by U.S. government agencies include debt securities issued by Fannie Mae or Freddie Mae or guaranteed by Ginnie Mae. The U.S. Government or the issuing agency guarantees the payment of interest and principal on these securities. Private mortgage-elated securities that are not guaranteed by U.S. governmental entities generally have one or more types of credit enhancement to ensure timely receipt of payments and to protect against default.

Mortgage-related securities include COLLATERALIZED MORTGAGE OBLIGATIONS, MULTI-CLASS PASS THROUGH SECURITIES and STRIPPED MORTGAGE-BACKED SECURITIES. A collateralized mortgage backed obligation (CMO) is a security backed by an underlying portfolio of mortgages or mortgage-backed securities that may be issued or guaranteed by a bank or by U.S. governmental entities. A multi-class pass-through security is any equity interest in a trust composed of underlying mortgage assets. Payments of principal and interest on the mortgage assets and any reinvestment income provide the money to pay debt service on the CMO or to make scheduled distributions on the multi-class pass-through security. A stripped mortgage-backed security (MBS strip) may be issued by U.S. governmental entities or by private institutions. MBS strips take the pieces of a debt security (principal and interest) and break them apart. The resulting securities may be sold separately and may perform differently. MBS strips are highly sensitive to changes in prepayment and interest rates.

The Portfolio may invest up to 35% of its total assets in MONEY MARKET INSTRUMENTS, FOREIGN GOVERNMENT SECURITIES (including those issued by supranational organizations) denominated in U.S. dollars, ASSET-BACKED SECURITIES rated in one of the top two ratings categories by Moody's or S&P (or if unrated, of comparable quality in our judgment) and SECURITIES OF ISSUERS (INCLUDING FOREIGN GOVERNMENTS) OTHER THAN THE U.S. GOVERNMENT AND RELATED

ENTITIES, where the principal and interest are substantially guaranteed by U.S. Government agencies whose guarantee is backed by the full faith and credit of the U.S. and where an assurance of payment on the unguaranteed portion is provided for in a comparable way.

The Portfolio may use up to 30% of its net assets in connection with REVERSE REPURCHASE AGREEMENTS and DOLLAR ROLLS.

The Portfolio may invest up to 100% of its assets in MONEY MARKET INSTRUMENTS in response to adverse market conditions or when restructuring the Portfolio. Investing heavily in these securities limits our ability to achieve capital appreciation, but can help to preserve the Portfolio's assets when the markets are unstable.

DERIVATIVES AND OTHER STRATEGIES

We may also use alternative investment strategies - including DERIVATIVES - to try to improve the Portfolio's returns or protect its assets, although we cannot guarantee these strategies will work, that the instruments necessary to implement these strategies will be available or that the Portfolio will not lose money. With derivatives, we try to predict whether the underlying investment - a security, interest rate or some other benchmark - will go up or down at some future date. We may use derivatives to try to reduce risk or to increase return consistent with the Portfolio's overall investment objective.

We may: enter into REPURCHASE AGREEMENTS; purchase and sell OPTIONS on debt securities; purchase and sell interest rate FUTURES contracts and options on these futures contracts; purchase securities on a WHEN-ISSUED or DELAYED DELIVERY basis; and use INTEREST RATE SWAPS. The Portfolio may also enter into SHORT SALES AGAINST-THE-BOX.

We will consider factors such as cost and volatility in deciding whether to employ any particular strategy or use any particular instrument. Any derivatives we use may not match the Portfolio's underlying holdings. For more information about these strategies, see the SAI, "Description of the Portfolios, their Investments and Risks - Risk Management and Return Enhancement Strategies."

ADDITIONAL STRATEGIES

The Portfolio also follows certain policies when it BORROWS MONEY (the Portfolio may borrow up to 5% of the value of its total assets); LENDS ITS SECURITIES; and holds ILLIQUID SECURITIES (the Portfolio may hold up to 15% of its net assets in illiquid securities, including securities with legal or contractual restrictions, those without a readily available market and repurchase agreements with maturities longer than 7 days). The Portfolio is subject to certain investment restrictions that are fundamental policies, which means they cannot be changed without shareholder approval. For more information about these restrictions, see the SAI.

--------------------------------------------------------------------------------
HIGH YIELD BOND PORTFOLIO
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND POLICIES

The investment objective of this Portfolio is A HIGH TOTAL RETURN. In pursuing our objective, we invest in high yield/high risk debt securities. While we make every effort to achieve this objective, we can't guarantee success.

-----------------------------------------------------
HIGH YIELD/HIGH RISK
Lower rated and comparable non-rated securities tend to          Normally, we will invest at least 80% of the Portfolio's
offer better yields than higher rated securities with the        total assets in medium to lower rated debt securities. Thes
same maturities because the issuer's past financial              high-yield or "junk bonds" are riskier than higher than
condition may not have been as strong as that of higher          higher rataed bonds and are considered speculative.
rated issuers. Changes rated bonds and are considered in
perception of the creditworthiness of the issuers of lower       The Portfolio may also invest up to 20% of its total assets
rated securities tend to occur more frequently and in a more     in U.S. dollar denominated DEBT SECURITIES issued
pronounced manner than for issuers of higher rated
securities.
-----------------------------------------------------

outside the U.S. by foreign and U.S. issuers. The Portfolio may also acquire convertible and non-convertible debt securities and preferred stock. The Portfolio will not invest in common stocks, except when they are included as part of a debt security. The Portfolio may also invest in LOAN PARTICIPATIONS.

The Portfolio may use up to 30% of its net assets in connection with REVERSE REPURCHASE AGREEMENTS and DOLLAR ROLLS.

Under normal circumstances, the Portfolio may invest in MONEY MARKET INSTRUMENTS and COMMERCIAL PAPER OF DOMESTIC CORPORATIONS. In response to adverse market conditions or when we are restructuring the Portfolio, we may temporarily invest up to 100% of the Portfolio's assets in money market instruments. Investing heavily in these securities limits our ability to achieve capital appreciation, but can help to preserve the Portfolio's assets when the markets are unstable.

DERIVATIVES AND OTHER STRATEGIES

We may also use alternative investment strategies - including DERIVATIVES - to try to improve the Portfolio's returns or protect its assets, although we cannot guarantee these strategies will work, that the instruments necessary to implement these strategies will be available or that the Portfolio will not lose money. With derivatives, we try to predict whether the underlying investment - a security, interest rate or some other benchmark - will go up or down at some future date. We may use derivatives to try to reduce risk or to increase return consistent with the Portfolio's overall investment objective.

We may: enter into REPURCHASE agreements; purchase and sell OPTIONS on debt securities; purchase and sell interest rate FUTURES contracts and options on these futures contracts; purchase securities on a WHEN-ISSUED or DELAYED DELIVERY basis; and use INTEREST RATE SWAPS. The Portfolio may also enter into SHORT SALES and SHORT SALES AGAINST-THE-BOX.

We will consider other factors (such as cost) in deciding whether to employ any particular strategy or use any particular instrument. Any derivatives we use may not match the Portfolio's underlying holdings. For more information about these strategies, see the SAI, "Description of the Portfolios, their Investments and Risks - Risk Management and Return Enhancement Strategies."

ADDITIONAL STRATEGIES

The Portfolio also follows certain policies when it BORROWS MONEY (the Portfolio may borrow up to 5% of the value of its total assets); LENDS ITS SECURITIES; and holds ILLIQUID SECURITIES (the Portfolio may hold up to 15% of its net assets in illiquid securities, including securities with legal or contractual restrictions, those without a readily available market and repurchase agreements with maturities longer than 7 days). The Portfolio is subject to certain investment restrictions that are fundamental policies, which means they cannot be changed without shareholder approval. For more information about these restrictions, see the SAI.

--------------------------------------------------------------------------------
MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES

The investment objective of this Portfolio is to seek THE MAXIMUM CURRENT INCOME THAT IS CONSISTENT WITH STABILITY OF CAPITAL AND MAINTENANCE OF LIQUIDITY. This means we seek investments that we think will provide a high level of current income. While we make every effort to achieve our objective, we can't guarantee success.

-------------------------------------------------
STEADY NET ASSET VALUE
The net asset value for the Portfolio will ordinarily remain         We invest in a diversified portfolio of short-term debt
at $10 per share because dividends are declared and                  obligations issued by the U.S. Government, its agencies and
reinvested daily. The price of each share remains the same           instrumentalities, as well as commercial paper, variable
but you will have more shares when dividends are declared.           rate demand notes, bills, notes and other obligations issued by banks, corporations and other companies (including trust structures), and obligations issued by foreign banks,
                                                                     companies or foreign governments

-------------------------------------------------

     The Portfolio in high-quality money market instruments to try to provide investors with current income while maintaining a stable net asset value of $10 per share. We make investments that meet specific rules designed for money market mutual funds, such as the requirements of Investment Company Act Rule 2a-7. As such, we will not acquire any security with a remaining maturity exceeding thirteen months, and we will maintain a dollar-weighted average portfolio of 90 days or less. In addition, we will comply with the diversification, quality and other requirements of Rule 2a-7. This means, generally, that the instruments that we purchase present "minimal credit risk" and are of "eligible quality." "Eligible quality" for this purpose means a security: (i) rated in one of the two highest short-term rating categories by at least two major rating services (or if only one major rating service has rated the security, as rated by that service); or (ii) if unrated, of comparable quality in our judgment. All securities that we purchase will be denominated in U.S. dollars.

     COMMERCIAL PAPER is short-term debt obligations of banks, corporations and other borrowers. The obligations are usually issued by financially strong businesses and often include a line of credit to protect purchasers of the obligations. An ASSET-BACKED SECURITY is a loan or note that pays interest based upon the cash flow of a pool of assets, such as mortgages, loans and credit card receivables. CERTIFICATES OF DEPOSIT, TIME DEPOSITS and BANKERS' ACCEPTANCES are obligations issued by or through a bank. These instruments depend upon the strength of the bank involved in the borrowing to give investors comfort that the borrowing will be repaid when promised.

     We may purchase DEBT SECURITIES that include DEMAND FEATURES, which allow us to demand repayment of a debt obligation before the obligation is due or "matures". This means that longer term securities can be purchased because of our expectation that we can demand repayment of the obligation at an agreed price within a relatively short period of time, in compliance with the rules applicable to money market mutual funds.

     The securities that we may purchase may change over time as new types of money market instruments are developed. We will purchase these new instruments, however, only if their characteristics and features follow the rules governing money market mutual funds.

OTHER STRATEGIES

We may also use alternative investment strategies to try to improve the Portfolio's returns or protect its assets, although we cannot guarantee these strategies will work, that the instruments necessary to implement these strategies will be available or that the Portfolio will not lose money.

We may: enter into REPURCHASE AGREEMENTS; enter into REVERSE REPURCHASE AGREEMENTS; and purchase securities on a WHEN-ISSUED or DELAYED-DELIVERY basis.

We will consider other factors (such as cost) in deciding whether to employ any particular strategy or use any particular instrument. For more information about these strategies, see the SAI, "Description of the Portfolios, their Investments and Risks - Risk Management and Return Enhancement Strategies."

ADDITIONAL STRATEGIES

The Portfolio also follows certain policies when it BORROWS MONEY (the Portfolio may borrow up to 5% of the value of its total assets); LENDS ITS SECURITIES; and holds ILLIQUID SECURITIES (the Portfolio may hold up to 10% of its net assets in illiquid securities, including securities with legal or contractual restrictions, those without a readily available market and repurchase agreements with maturities longer than 7 days). The Portfolio is subject to certain investment restrictions that are fundamental policies, which means they cannot be changed without shareholder approval. For more information about these restrictions, see the SAI.

--------------------------------------------------------------------------------
NATURAL RESOURCES PORTFOLIO
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE AND POLICIES

The investment objective of this Portfolio is LONG TERM GROWTH OF CAPITAL. This means we seek investments whose price will increase over several years. While we make every effort to achieve this objective, we can't guarantee success.

-----------------------------------------------------
NATURAL RESOURCES COMPANIES
are companies that primarily own, explore, mine, process or          In pursuing our objective, we normally invest 65% of the
otherwise develop natural resources, or supply goods and             Portfolio's total assets in common stocks and convertible
services to such companies. Natural resources include                securities of natural resource companies and in securities
such as gold, silver and platinum, FERROUS METALS, such as           which are related to the market value of some natural
PRECIOUS METALS, iron, aluminum and copper, STRATEGIC METALS         resources (asset-indexed securities).
such asuranium and titanium, HYDROCARBONS such as coal and oil,
TIMBERLAND, undeveloped REAL PROPERTY and AGRICULTURAL               We seek securities that are attractively priced
COMMODITIES.                                                         as compared to the intrinsic value of the
                                                                     underlying natural resource or securities of
                                                                     companies in a position to benefit

-----------------------------------------------------


from current or expected economic conditions. Depending on prevailing trends, we may shift the Portfolio's focus from one natural resource to another, however, we will not invest more than 25% of the Portfolio's total assets in a single natural resource industry.

When acquiring ASSET-INDEXED SECURITIES, we usually will invest in obligations rated at least BBB by Moody's or Baa by S&P or, if unrated securities of comparable quality in our judgment. However, we may invest in asset-indexed securities rated as low as CC by Moody's or Ca by S&P or in unrated securities of comparable quality. These high risk or "junk" are considered speculative.

The Portfolio may also acquire asset-indexed securities issued in the form of COMMERCIAL PAPER provided it is rated at least A-2 by S&P or P-2 by Moody's (or if unrated, of comparable quality in our judgment).

The Portfolio may invest up to 35% of its total assets in securities that are not asset-indexed or natural resource related. These holdings may include common stocks, convertible stock, debt securities and money market instruments. When acquiring debt securities, we usually will invest in obligations rated A or better by S&P or Moody's (or if unrated, of comparable quality in our judgment). However, we may invest in debt securities rated as low as CC by Moody's or Ca by S&P or in unrated securities of comparable quality.

Under normal circumstances, the Portfolio may invest up to 35% of its total assets in MONEY MARKET INSTRUMENTS. In response to adverse market conditions or when restructuring the Portfolio, we may invest up to 100% of the Portfolio's assets in money market instruments. Investing heavily in these securities limits our ability to achieve capital appreciation, but can help to preserve the Portfolio's assets when the markets are unstable.

Up to 30% of the Portfolio's total assets may be invested in FOREIGN EQUITY AND EQUITY-RELATED SECURITIES. For these purposes, we do not consider ADRs and other similar receipts or shares to be foreign securities.

DERIVATIVES AND OTHER STRATEGIES

We may also use alternative investment strategies - including DERIVATIVES - to try to improve the Portfolio's returns or protect its assets, although we cannot guarantee these strategies will work, that the instruments necessary to implement these strategies will be available or that the Portfolio will not lose money. With derivatives, we try to predict whether the underlying investment - a security, market index, currency or some other benchmark - will go up or down at some future date. We may use derivatives to try to reduce risk or to increase return consistent with the Portfolio's overall investment objective. The Portfolio may also enter into SHORT SALES AGAINST-THE-BOX.

We may: purchase and sell OPTIONS on equity securities, stock indexes and foreign currencies; purchase and sell stock index and foreign currency FUTURES contracts and options on these futures contracts; enter into FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS; and purchase securities on a WHEN-ISSUED or DELAYED DELIVERY basis.

We will consider factors such as cost and volatility in deciding whether to employ any particular strategy or use any particular instrument. Any derivatives we use may not match the Portfolio's underlying holdings. For more information about these strategies, see the SAI, "Description of the Portfolios, their Investments and Risks - Risk Management and Return Enhancement Strategies."

ADDITIONAL STRATEGIES

The Portfolio also follows certain policies when it BORROWS MONEY (the Portfolio may borrow up to 5% of the value of its total assets); LENDS ITS SECURITIES; and holds ILLIQUID SECURITIES (the Portfolio may hold up to 15% of its net assets in illiquid securities, including securities with legal or contractual restrictions, those without a readily available market and repurchase agreements with maturities longer than 7 days). The Portfolio is subject to certain investment restrictions that are fundamental policies, which means they cannot be changed without shareholder approval. For more information about these restrictions, see the SAI.

--------------------------------------------------------------------------------
PRUDENTIAL JENNISON PORTFOLIO
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND POLICIES

The investment objective of this Portfolio is to achieve LONG TERM GROWTH OF CAPITAL. This means we seek investments whose price will increase over several years. While we make every effort to achieve this objective, we can't guarantee success.

-------------------------------------------------
INVESTMENT STRATEGY                                  In pursuing our objective, we normally invest 65% of
We seek to invest in equity securities of            the Portfolio's total assets in common stocks and
established companies with above-average growth      preferred stocks of companies with capitalization in
prospects.  We select stocks on a                    excess of $1 billion.
company-by-company basis using fundamental
analysis.  In making our stock picks, we look        For the balance of the Portfolio, we may invest in
for companies that have had growth in earnings       COMMON STOCKS, PREFERRED STOCKS and OTHER
and sales, high returns on equity and assets or      EQUITY-RELATED SECURITIES of companies that are
other strong financial characteristics.  Often,      undergoing changes in management, product and/or
the companies we chose have superior                 marketing dynamics which we believe have not yet
management,  a unique market niche or a strong       been reflected in reported earnings or recognized by
new product.                                         investors.  In addition, we may invest in DEBT
                                                     SECURITIES and MORTGAGE-RELATED SECURITIES.  These

-------------------------------------------------
securities may be rated as low as Baa by Moody's or BBB by S&P (or if unrated, of comparable quality in our judgment).

The Portfolio may also invest in OBLIGATIONS ISSUED OR GUARANTEED BY THE U.S. GOVERNMENT, ITS AGENCIES AND INSTRUMENTALITIES. In addition, up to 30% of the Portfolio's assets may be invested in FOREIGN EQUITY and EQUITY-RELATED SECURITIES. For these purposes, we do not consider ADRs and other similar receipts or shares to be foreign securities.

In response to adverse market conditions or when restructuring the Portfolio, we may invest up to 100% of the Portfolio's assets IN MONEY MARKET INSTRUMENTS. Investing heavily in these securities limits our ability to achieve capital appreciation, but can help to preserve the Portfolio's assets when the markets are unstable.

DERIVATIVES AND OTHER STRATEGIES

We may also use alternative investment strategies - including DERIVATIVES - to try to improve the Portfolio's returns or protect its assets, although we cannot guarantee these strategies will work, that the instruments necessary to implement these strategies will be available or that the Portfolio will not lose money. With derivatives, we try to predict whether the underlying investment - a security, market index, currency or some other benchmark - will go up or down at some future date. We may use derivatives to try to reduce risk or to increase return consistent with the Portfolio's overall investment objective.

We may: enter into REPURCHASE AGREEMENTS; purchase and sell OPTIONS on equity securities, stock indexes and foreign currencies; purchase and sell stock index and foreign currency FUTURES contracts and options on these futures contracts; enter into FORWARD FOREIGN

CURRENCY EXCHANGE CONTRACTS; and purchase securities on a WHEN-ISSUED or DELAYED DELIVERY basis. The Portfolio may also enter into SHORT SALES AGAINST-THE-BOX.

We will consider factors such as cost and volatility in deciding whether to employ any particular strategy or use any particular instrument. Any derivatives we use may not match the Portfolio's underlying holdings. For more information about these strategies, see the SAI, "Description of the Portfolios, their Investments and Risks - Risk Management and Return Enhancement Strategies."

ADDITIONAL STRATEGIES

The Portfolio also follows certain policies when it BORROWS money (the Portfolio may borrow up to 5% of the value of its total assets); LENDS ITS SECURITIES; and holds ILLIQUID SECURITIES (the Portfolio may hold up to 15% of its net assets in illiquid securities, including securities with legal or contractual restrictions, those without a readily available market and repurchase agreements with maturities longer than 7 days). The Portfolio is subject to certain investment restrictions that are fundamental policies, which means they cannot be changed without shareholder approval. For more information about these restrictions, see the SAI.

--------------------------------------------------------------------------------
SMALL CAPITALIZATION STOCK PORTFOLIO

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE AND POLICIES

The investment objective of this Portfolio is LONG-TERM GROWTH OF CAPITAL. This means we seek investments whose price will increase over several years. While we make every effort to achieve this objective, we can't guarantee success.

----------------------------------------------------------------
S&P SMALLCAP INDEX
We attempt to duplicate the performance of the Standard &        To achieve this objective, we attempt to duplicate the
Poor's Small Capitalization Stock Index, a market weighted       performance of the S&P SmallCap Index. Normally we do this
index which consists of 600 smaller capitalization U.S.          by investing in all or a representative sample of the STOCKS
stocks. Stocks in the Index have market capitalizations of       in the S&P Index. Thus, the Portfolio is not "managed" in
between $18 million and $3.4 billion and are selected for        the traditional sense of using market and economic
market size, liquidity and industry group. The S&P Small Cap     analyses to select stocks.
Index has above average risk and may fluctuate more than the
S&P 500 Index. Inclusion in this index in no way implies         The Portfolio may also hold CASH or EQUIVALENTS, in which
S&P's opinion as to the stock's attractiveness as an             case its performance will differ from the Index's. We
investment. The Portfolio is not sponsored, endorsed, sold       attempt to minimize these differences by using
or promoted by S&P. S&P makes no representations regarding
the advisability of investing in the Portfolio. "Standard &
Poor's," "Standard & Poor's Small Capitalization Stock
Index" and "Standard & Poor's SmallCap 600" are trademarks
of McGraw Hill.

----------------------------------------------------------------

stock index FUTURES contracts, OPTIONS on stock indexes and options on stock index futures contracts (see below).

DERIVATIVES AND OTHER STRATEGIES

We may also use alternative investment strategies - including DERIVATIVES - to try to improve the Portfolio's returns or protect its assets, although we cannot guarantee these strategies will work, that the instruments necessary to implement these strategies will be available or that the Portfolio will not lose money. With derivatives, we try to predict whether the underlying investment - a security, market index or some other benchmark - will go up or down at some future date. We may use derivatives to try to reduce risk or to increase return consistent with the Portfolio's overall investment objective.

We may: purchase and sell OPTIONS on equity securities and stock indexes; purchase and sell stock index FUTURES contracts and options on those futures contracts; and purchase securities on a WHEN-ISSUED or DELAYED DELIVERY basis. The Portfolio may also enter into SHORT SALES AGAINST-THE-BOX.

We will consider factors such as cost and volatility in deciding whether to employ any particular strategy or use any particular instrument. Any derivatives we use may not match the Portfolio's underlying holdings. For more information about these strategies, see the SAI, "Description of the Portfolios, their Investments and Risks - Risk Management and Return Enhancement Strategies."

ADDITIONAL STRATEGIES

The Portfolio also follows certain policies when it BORROWS MONEY (the Portfolio may borrow up to 5% of the value of its total assets); LENDS ITS SECURITIES; and holds ILLIQUID SECURITIES (the Portfolio may hold up to 15% of its net assets in illiquid securities, including securities with legal or contractual restrictions, those without a readily available market and repurchase agreements with maturities longer than 7 days). The Portfolio is subject to certain investment restrictions that are fundamental policies, which means they cannot be changed without shareholder approval. For more information about these restrictions, see the SAI.

--------------------------------------------------------------------------------
STOCK INDEX PORTFOLIO
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND POLICIES

The investment objective of this Portfolio is to achieve an INVESTMENT RETURN THAT CORRESPONDS TO THE PERFORMANCE OF PUBLICLY-TRADED COMMON STOCKS GENERALLY. To achieve this goal, we attempt to duplicate the performance of the S&P 500 Index. While we make every effort to achieve this objective, we can't guarantee success.

------------------------------------------------------
S&P 500 INDEX
We attempt to duplicate the performance of the S&P all 500             Under normal conditions, we attempt to invest in all
Index, a market weighted index which represents more than              500 stocks represented in the S&P 500 Index in proportion
70% of the market value of all publicly-traded common                  to their weighting in the Index. We will attempt to remain
stocks.                                                                as fully invested in the S&P 500 stocks as possible in light of cash flow into and from the Portfolio.
Inclusion in the Index in no way implies S&P's opinion as to
the stock's attractiveness as an investment. The Portfolio is not      To manage subscriptions and redemptions in the Portfolio, we
sponsored, endorsed, sold or promoted by S&P. S&P makes no             may temporarily hold cash or invest in high quality MONEY
representations regarding the advisability of investing in the         MARKET INSTRUMENTS. To the extent we do so, the Portfolio's
Portfolio. "Standard & Poor's," "Standard & Poor's 500" and            performance will differ from that of the Index. We attempt
"500" are trademarks of McGraw Hill.                                   to minimize differences in the

------------------------------------------------------

performance of the Portfolio and the Index by using stock index FUTURES contracts, options on stock indexes and OPTIONS on stock index futures contracts (see below). The Portfolio will not use these derivative securities for speculative purposes or to hedge against a decline in the value of the Portfolio's holdings.

DERIVATIVES AND OTHER STRATEGIES

We may also use alternative investment strategies - including DERIVATIVES - to try to improve the Portfolio's returns or protect its assets, although we cannot guarantee these strategies will work, that the instruments necessary to implement these strategies will be available or that the Portfolio will not lose money. With derivatives, we may try to predict whether the underlying investment
- a security, market index or some other benchmark - will go up or down at some future date. We may use derivatives to try to reduce risk or to increase return consistent with the Portfolio's overall investment objective.

We may: enter into REPURCHASE agreements; purchase and sell OPTIONS on equity securities and stock indexes; purchase and sell stock index FUTURES contracts and options on those futures contracts. The Portfolio may also enter into SHORT SALES AGAINST-THE-BOX.

We will consider factors such as cost and volatility in deciding whether to employ any particular strategy or use any particular instrument. Any derivatives we use may not match the Portfolio's underlying holdings. For more information about these strategies, see the SAI, "Description of the Portfolios, their Investments and Risks - Risk Management and Return Enhancement Strategies."

ADDITIONAL STRATEGIES

The Portfolio also follows certain policies when it BORROWS MONEY (the Portfolio may borrow up to 5% of the value of its total assets); LENDS ITS SECURITIES; and holds ILLIQUID SECURITIES (the Portfolio may hold up to 15% of its net assets in illiquid securities, including securities with legal or contractual restrictions, those without a readily available market and repurchase agreements with maturities longer than 7 days). The Portfolio is subject to certain investment restrictions that are fundamental policies, which means they cannot be changed without shareholder approval. For more information about these restrictions, see the SAI.

--------------------------------------------------------------------------------
20/20 FOCUS PORTFOLIO
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE AND POLICIES

The investment objective of this Portfolio is LONG-TERM GROWTH OF CAPITAL. This means we seek investments whose price will increase over several years. While we make every effort to achieve this objective, we can't guarantee success.

-------------------------------------------------
VALUE & GROWTH APPROACHES                            To achieve this objective, the Portfolio will
Our strategy is to combine the efforts of two        invest  in up to 40 equity securities of U.S.
outstanding portfolio managers, each with a          companies that are selected by the Portfolio's two
different investment style and to invest in          portfolio managers  as having strong capital
only the favorite stock picks of each manager.       appreciation potential.  Each portfolio manager will
One manager will invest using a VALUE approach,      manage his own portion of the Portfolio's assets,
which means he will attempt to identify strong       which will usually include a maximum of 20
companies selling at a discount from their           securities.  Because the Portfolio will be investing
perceived true value.  The other manager will        in 40 or fewer securities, an investment in this
use a GROWTH approach, which means he seeks          Portfolio may be riskier than an investment in a
companies  that have higher-than-average             more widely diversified fund.  We intend to be fully
earnings.                                            invested, holding less than 5% in cash, under normal
                                                     market conditions.

-------------------------------------------------

The Portfolio may invest in common stocks and equity-related securities such as PREFERRED STOCKS, CONVERTIBLE STOCKS, ADRS, and equity interests in PARTNERSHIPS, JOINT VENTURES and OTHER NON-CORPORATE ENTITIES. We may also invest in WARRANTS and similar rights that can be exercised for equity securities, but will not invest more than 5% of the Portfolio's total assets in unattached warrants or rights. The Portfolio may invest up to 20% of its total assets in CASH, OBLIGATIONS ISSUED OR GUARANTEED BY THE U.S. GOVERNMENT, ITS AGENCIES AND INSTRUMENTALITIES and DERIVATIVES (see below). Up to 20% of the Portfolio's total assets may be invested in FOREIGN SECURITIES, which for this purpose does not included ADRs.

The Portfolio may also invest in REAL ESTATE INVESTMENT TRUSTS (REITs). A REIT is a company that manages a portfolio of real estate to earn profits for its shareholders. Some REITs acquire equity interests in real estate and then receive income from rents and capital gains when the buildings are sold. Other REITs lend money to real estate developers and receive interest income from the mortgages. Some REITs invest in both types of interests.

We may invest in high quality MONEY MARKET INSTRUMENTS. In response to adverse market conditions or when restructuring the Portfolio, we may invest up to 100% of the Portfolio's assets in money market instruments. Investing heavily in these securities limits our ability to achieve capital appreciation, but can help to preserve the Portfolio's assets when the markets are unstable.

DERIVATIVES AND OTHER STRATEGIES

We may also use alternative investment strategies - including DERIVATIVES - to try to improve the Portfolio's returns or protect its assets, although we cannot guarantee these strategies will work, that the instruments necessary to implement these strategies will be available or that the Portfolio will not lose money. With derivatives, we try to predict whether the underlying investment - a market index, currency or some other benchmark - will go up or down at some future date. We may use derivatives to try to reduce risk or to increase return consistent with the Portfolio's overall investment objective.

We may: enter into REPURCHASE AGREEMENTS and purchase OPTIONS and sell "covered" options on financial indexes that are traded on U.S or foreign securities exchanges or in the over-the-counter market. (A covered option simply means that the Portfolio either owns the securities or has the right to acquire the securities underlying the option or has segregated cash or other liquid assets equal in amount to its obligation under the option.)

The Portfolio may also purchase and sell FUTURES contracts on stock indexes and foreign currencies and options on those futures contracts. The Portfolio may enter into SHORT SALES but no more than 25% of its net assets may be used as collateral for short sales or set aside in connection with short sales. (Short sales against the box are not subject to these percentage limitations.) We may also use up to 25% of the Portfolio's net assets for SHORT SALES AGAINST-THE-BOX.

We will consider factors such as cost and volatility in deciding whether to employ any particular strategy or use any particular instrument. Any derivatives we use may not match the Portfolio's underlying holdings. For more information about these strategies, see the SAI, "Description of the Portfolios, their Investments and Risks - Risk Management and Return Enhancement Strategies."

ADDITIONAL STRATEGIES

The Portfolio also follows certain policies when it BORROWS money (the Portfolio may borrow up to 5% of the value of its total assets); LENDS ITS SECURITIES; and holds ILLIQUID SECURITIES (the Portfolio may hold up to 15% of its net assets in illiquid securities, including securities with legal or contractual restrictions, those without a readily available market and repurchase agreements with maturities longer than 7 days). The Portfolio is subject to certain investment restrictions that are fundamental policies, which means they cannot be changed without shareholder approval. For more information about these restrictions, see the SAI.

--------------------------------------------------------------------------------
ZERO COUPON BOND PORTFOLIOS - 2000 AND 2005
--------------------------------------------------------------------------------



INVESTMENT OBJECTIVE AND POLICIES

The investment objectives of these two Portfolios is THE HIGHEST PREDICTABLE COMPOUND INVESTMENT FOR A SPECIFIC PERIOD OF TIME, CONSISTENT WITH THE SAFETY OF INVESTED CAPITAL. We seek to achieve this objective by investing primarily in debt securities of the U.S. Treasury and corporations that have been issued without interest coupons or stripped of their interest coupons, or interest coupons that have been stripped from the debt obligation (stripped securities). The two Portfolios differ only in their liquidation dates which is November 15, 2000 for the Zero Coupon Bond Portfolio 2000 and November 15, 2005 for the Zero Coupon Bond Portfolio 2005. On the liquidation date of a Portfolio, all of the securities held by the Portfolio will be sold and all outstanding shares of the Portfolio will be redeemed. While we will try to achieve our objective, we can't guarantee success.

-------------------------------------------------
ACTIVE MANAGEMENT
Each Portfolio seeks a higher yield than would be realized          In pursuing their objective, each Portfolio invests only in
by just holding the Portfolio's initial investments. We             debt securities that do not involve substantial risk of loss
actively manage the Portfolios to take advantage of trading         of capital through default and that can be readily sold.
opportunities that may arise from supply and demand dynamics        Although these securities are not high risk, their value
or perceived differences in the quality or liquidity of             does vary because of changes in interest rates.
securities. Of course, by pursuing this strategy, the
Portfolios have the risk that they will not realize the             Generally,  we try to invest at least 70%  of each
yield of their initial investments.                                 Portfolio's total assets in STRIPPED SECURITIES that
                                                                    are obligations of the U.S. Government and which
                                                                    mature within 2 years of the Portfolio's liquidation
                                                                    date.

-------------------------------------------------

Up to 30% of the Portfolio's total assets may be invested in either stripped securities of corporations or interest bearing corporate debt securities rated no lower than Baa by a major rating service (or if unrated, of comparable quality in our judgment).

Under normal conditions, no more than 20% of a Portfolio's total assets may be invested in interest-bearing securities. However, as the liquidation date of a Portfolio draws near, we may invest more than 20% in interest bearing securities as a defensive measure.

The Portfolio may also enter into REPURCHASE AGREEMENTS.

Under normal circumstances, each Portfolio may invest in MONEY MARKET INSTRUMENTS for cash management purposes. In response to adverse market conditions or when we are restructuring a Portfolio, we may temporarily invest up to 100% of the Portfolio's assets in MONEY MARKET INSTRUMENTS. Investing heavily in these securities limits our ability to achieve capital appreciation, but can help to preserve the Portfolio's assets when the markets are unstable.

ADDITIONAL STRATEGIES

Each Portfolio also follows certain policies when it BORROWS MONEY (the Portfolio may borrow up to 5% of the value of its total assets); LENDS ITS SECURITIES; and holds ILLIQUID SECURITIES (the Portfolio may hold up to 15% of its net assets in illiquid securities, including securities with legal or contractual restrictions, those without a readily available market and repurchase agreements with maturities longer than 7 days). The Portfolios are subject to certain investment restrictions that are fundamental policies, which means they cannot be changed without shareholder approval. For more information about these restrictions, see the SAI.

Investment Risks

As noted, all investments involve risk, and investing in the Portfolios is no exception. This chart outlines the key risks and potential rewards of the principal investments each Portfolio may make.

  INVESTMENT TYPE       PORTFOLIO & % OF ASSETS                RISKS                               POTENTIAL REWARDS
--------------------- -------------------------- -----------------------------------------------------------------------------------
HIGH-QUALITY MONEY    All Portfolios             o  Credit risk-the risk that the borrower     o Regular interest income
MARKET OBLIGATIONS                                  can't pay back the money borrowed
OF ALL TYPES          Up to 100%
                                                 o Market risk - the risk that the             o May be more secure than equity
                                                   obligations may lose value                    securities since corporate issuers
                                                   because interest rates change or              must pay their debts before they
                                                   there is a lack of confidence                 pay their dividends
                                                   in the borrower

------------------------------------------------------------------------------------------------------------------------------------
EQUITY AND            Equity securities:          o  Individual stocks could lose value        o Historically, stocks have outper
EQUITY-RELATED        All Portfolios                                                             formedother investments over the
SECURITIES            except Government           o The equity markets could go down,            long term
                      Income, Money                 resulting in a decline in value of         o Generally, economic growth means
                      Market, Zero Coupon           the Portfolio's investments                  higher corporate profits, which
                      2000 & 2005                                                                leads to an increase in stock
                                                                                                 prices, known as
                      (% varies)                  o Companies that pay dividends may
                                                    not do so capital appreciation             o May be a source of dividend income
                                                    if they don't have profits or
                                                    adequate cash

                     Equity-related securities:
                      -------------------------
                      Conservative                o Changes in economic or political
                      Balanced,                     conditions, both U.S. and
                      Diversified Bond,             international, may result in a
                      Diversified                   decline in the value of the
                      Conservative Growth,          Portfolio's investments
                      Equity Income,
                      Equity, Flexible
                      Managed, High Yield
                      Bond, Prudential
                      Jennison, Small
                      Capitalization,
                      Global, Natural

------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                         Resources

                        (% varies)

------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT GRADE      All Portfolios except Small   o The Portfolio's holdings, share price,     o Bonds have generally outperformed
DEBT SECURITIES       Capitalization, Stock Index,    yield, and total return may fluctuate in     money market instruments over the
                       Money Market                   response to bond market movements            long term with less risk than
                                                                                                   stocks

                      (% varies)                    o Credit risk - the default of an issuer    o Most bonds will rise in value when
                                                      would leave the Portfolio with unpaid       interest rates fall
                                                      interest or principal. The lower a bond's
                                                      quality, the higher its potential for     o Regular interest income
                                                       volatility

                                                    o Market risk - the risk that the           o Investment grade bonds have a
                                                      market value of an investment               ower risk of default
                                                      may move up or down, sometimes rapidly
                                                      or unpredictably. Market risk may         o Generally more secure than stock
                                                      affect an industry, sector, or the          since companies must pay their
                                                      market as a whole                           debts before paying stockholders

                                                    o Interest rate risk - the value of
                                                      most bonds will fall when interest
                                                      rates rise; the longer a bond's
                                                      maturity and the lower its credit
                                                      quality, the more its value
                                                      typically falls. It can lead to
                                                      price volatility

------------------------------------------------------------------------------------------------------------------------------------
HIGH YIELD DEBT       Conservative                  o Higher market risk                        o May offer higher interest income
SECURITIES            Balanced,                                                                   than higher quality debt
(JUNK BONDS)          Diversified Bond,             o Higher credit risk                          securities
                      Diversified
                      Conservative Growth,          o May be more illiquid (harder to
                      Equity Income,                  value and sell), in which case
                      Equity, Flexible                valuation would depend more on the
                      Managed, High Yield             investment adviser's judgment than
                      Bond, Natural Resources         is generally the case with higher rated
                                                      securities

                      (% varies)
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                     x
FOREIGN               Conservative                  o Foreign markets, economies and political   o Investors can participate in the
SECURITIES            Balanced,                       systems may not be as stable as the U.S.     growth of foreign markets and
                      Diversified Bond,                                                            companies operating in those
                      Diversified                   o Currency risk - changing values of foreign    markets
                      Conservative Growth,            currencies
                      Equity, Equity                                                             o Changing value of foreign
                      Income, Flexible              o May be less liquid than U.S. stocks and       currencies
                      Managed, Global,                bonds
                      Government Income,                                                         o Opportunities for diversification
                      High Yield Bond,
                      Prudential Jennison,          o Differences in foreign laws, accounting
                      Natural Resources,              standards and public information, custody
                      20/20 Focus                     and settlement practices


                      (% varies)                    o Year 2000 conversion may be more of a
                                                      problem for some foreign issuers

                      Options on Foreign Currencies:

                      Conservative Balanced, Equity,
                      Equity Income,  Flexible Managed,
                      Global, Natural Resources,
                      Prudential Jennison

                      Futures on Foreign Currencies:
                      Conservative Balanced, Diversified
                      Conservative Growth, Equity
                      Income, Equity, Flexible
                      Managed,   Global,  Prudential
                      Jennison,  Natural Resources,
                      20/20 Focus

                      (% varies)

------------------------------------------------------------------------------------------------------------------------------------
DERIVATIVES           Options on Equity Securities:  o Derivatives , such as futures, options and   o The Portfolio could make money
                                                                                                       and
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        x
                    Conservative Balanced, Equity      foreign currency forward contracts, may not     protect against losses if the
                    Income, Equity, Flexible Managed,  fully offset the underlying positions and       investment analysis proves
                    Global, Natural Resources,         this could result in losses to the Portfolio    correct
                    Prudential Jennison, Small         that would not have otherwise occurred
                    Capitalization, Stock Index                                                     o  Derivatives that involve
                                                                                                       leverage could generate
                                                     o Derivatives used for risk management may        substantial gains at low
                                                       not have the intended effects and               cost
                    (% varies)                         may result in losses or missed opportunities
                                                                                                    o  One way to manage the
                                                                                                       Portfolio's risk/return
                                                                                                       balance is to lock in the
                                                                                                       value of an investment ahead
                    Options on Debt Securities:                                                        of time

                    Diversified Bond, Government    o The other party to a derivatives contract
                    Income, Conservative Balanced,     could default
                    Flexible Managed, High Yield
                    Bond
                                                    o Derivatives that involve leverage could
                                                      magnify losses
                    (% varies)

                    Options on Stock Indexes:       o Certain types of derivatives involve costs
                    Conservative Balanced, Flexible   to the Portfolio that can reduce returns
                    Managed, Equity, Equity Income,
                    Global, Natural Resources,
                    Prudential Jennison, Small
                    Capitalization, Stock Index,
                    20/20 Focus

                    (% varies)

                    Futures Contracts on stock indexes:
                    Conservative Balanced, Equity
                    Income, Flexible Managed, Global,
                    Natural  Resources,  Prudential


------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                    Jennison, Small
                    Capitalization,
                    Stock Index, 20/20
                    Focus

                    (% varies)

                    Futures on debt securities and
                    interest rate indexes:
                    Conservative Balanced, Diversified
                    Bond, Flexible Managed, Government
                    Income,  High Yield Bond

                    (% varies)

                    Interest Rate Swaps:
                    Conservative Balanced, Diversified
                    Bond, Government Income, High
                    Yield Bond

                    (% varies)

------------------------------------------------------------------------------------------------------------------------------------

MORTGAGE BACKED &   Government Income, Money Market,   o Prepayment risk - the risk that     o Regular interest income
ASSET BACKED        Prudential Jennison                  the underlying mortgage or other
SECURITIES                                               debt may be prepaid partially or    o Pass-through instruments provide
                                                         completely, generally during          greater diversification than direct
                                                         periods of falling interest rates,    ownership of loans
                                                         which could adversely affect yield
                                                         to maturity and require the
                                                         Portfolio to reinvest in
                                                         lower-yielding securities           o Certain mortgage-backed securities
                                                                                               may benefit from security interest in
                                                                                               real estate collateral
                                                       o Credit risk - that the underlying
                                                         mortgages or receivables will not
                                                         be paid by debtors or by credit
                                                         insurers or guarantors and thus may
                                                         involve greater risk

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                       o Market risk

------------------------------------------------------------------------------------------------------------------------------------
ZERO COUPON BONDS     Zero Coupon Portfolios 2000      o Typically subject to greater        o Value rises when interest rates fall
                       & 2005                            volatility and less liquidity
                                                         in adverse markets than other
                                                         debt securities

                                                       o Credit risk

                                                       o Market risk

------------------------------------------------------------------------------------------------------------------------------------

REAL ESTATE           20/20 Focus                      o Performance depends on the strength  o Real estate holdings can generate
INVESTMENT TRUSTS                                        of real estate markets, REIT           good returns from rents, rising
                                                         management and property                market values, etc.
                                                         management which can be affected
                                                         by many factors, including national  o Greater diversification than direct
                                                         and regional economic conditions       ownership

------------------------------------------------------------------------------------------------------------------------------------
ILLIQUID SECURITIES   All Portfolios except Money      o May be difficult to value and sell;  o May offer a more attractive yield
                      Market (15%)                       could result in losses                 than liquid securities

                      Money Market Portfolio (10%)

------------------------------------------------------------------------------------------------------------------------------------
LOAN PARTICIPATIONS   Conservative Balanced,           o Credit risk                          o May offer right to receive
                      Diversified Bond, Flexible                                                principal, interest and fees without
                      Managed,  High Yield Bond        o Market risk                            as much risk as lender

                                                       o Portfolio has no rights against the
                                                          borrower in the event borrower does
                                                          not pay loan back

------------------------------------------------------------------------------------------------------------------------------------
WHEN-ISSUED AND       When-issued and delayed-         o Use of such instruments and           o Use of instruments may magnify
DELAYED               delivery securities:               strategies may magnify                  underlying investment gains
                                                         underlying  investment losses
-----------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------


DELIVERY             Conservative Balanced,            o Investment costs may exceed potential
SECURITIES,          Diversified Bond, Equity Income,    underlying investment gains
REVERSE REPURCHASE   Equity, Flexible Managed,
AGREEMENTS, DOLLAR   Government Income, High Yield
ROLLS AND SHORT      Bond, Global, Money Market,
SALES                Natural Resources, Prudential
                     Jennison, Small Capitalization

                     Reverse Repurchase Agreements:
                     Diversified Bond, Government
                     Income, High Yield Bond, Money
                     Market and the money market
                     portion of any Portfolio

                     Dollar Rolls:
                     Diversified Bond, Government
                     Income, High Yield Bond

                     Short Sales:
                     Conservative Balanced, Diversified
                     Bond,  High Yield Bond, 20/20 Focus

                     Short Sales Against the Box:
                     All Portfolios except the Money
                     Market and Zero Coupon Bond
                     Portfolios

------------------------------------------------------------------------------------------------------------------------------------

HOW THE PORTFOLIOS ARE MANAGED

INVESTMENT ADVISER

Prudential serves as the overall investment adviser for the Fund. Founded in 1875, it is responsible for the management of the Fund and provides investment advice and related services to each Portfolio. As of December 31, 1998, Prudential had total assets under management of $_________ of which over $____ ___ were owned by Prudential and $_______ were external assets. Prudential is located at 751 Broad Street, Newark, New Jersey 07102-3777.

The following chart lists the total investment advisory fees paid in 1998 as a percentage of the Portfolio's average net assets. For the two new Portfolios, the following chart describes the fee arrangement.

1998
--------------------------------------------------------------------------------
                                                    TOTAL ADVISORY FEES AS % OF
                      PORTFOLIO                        AVERAGE NET ASSETS
--------------------------------------------------------------------------------
Conservative Balanced
Diversified Bond
Diversified Conservative Growth
Equity
Equity Income
Flexible Managed
Global
Government Income
High Yield Bond
Money Market
Natural Resources
Prudential Jennison
Small Capitalization Stock
Stock Index
20/20 Focus
Zero Coupon Bond 2000
Zero Coupon Bond 2005

INVESTMENT SUB-ADVISERS

For each Portfolio, a sub-adviser provides day-to-day investment management. Prudential pays the sub-adviser out of the fee Prudential receives from the Fund.

Prudential Investment Corporation (PIC), a wholly owned subsidiary of Prudential, provides substantially all of the investment advisory services for the Portfolios except the services provided by the sub-advisers listed below. PIC's address is Prudential Plaza, 751 Broad Street, Newark, New Jersey 07102.

Jennison Associates LLC (Jennison), a wholly owned subsidiary of Prudential, provides substantially all of the investment advisory services for the Prudential Jennison Portfolio and a portion of the assets for the 20/20 Focus Portfolio. Jennison's address is 466 Lexington Avenue,

New York, New York 10017. As of December 31, 1998, Jennison had over $46.4 billion in assets under management for institutional and mutual fund clients.

For the Diversified Conservative Growth Portfolio, Prudential serves as overall investment manager and is responsible for selecting sub-advisers to handle the day-to-day investment management and monitoring their performance. With Board approval, Prudential is permitted to change or add sub-advisers or enter into a new agreement with a current sub-adviser without shareholder approval. The Fund will notify shareholders of any new sub-adviser. Listed below are the current sub-advisers.

         Jennison.  (See above.)

         Prudential Investment Corporation.  (See above.)

         Franklin Advisers, Inc. (Franklin) is located at 777 Mariners Island Blvd., San Mateo, California 94404 and is a wholly owned subsidiary of Franklin Resources, Inc. As of December 31, 1998, Franklin and its affiliates managed over $____ in assets.

         The Dreyfus Corporation (Dreyfus) is located at 200 Park Avenue, New York, New York, 10266 and is a subsidiary of Mellon Bank corporation. As of December 31, 1998, Dreyfus managed over $____ in assets.

         Pacific Investment Management Company (PIMCO) is located at 840 Newport Center Drive, Newport Beach, California 92660 and is a subsidiary of PIMCO Advisors L.P. As of December 31, 1998, PIMCO managed over $______ in assets.

PORTFOLIO MANAGERS

CONSERVATIVE BALANCED PORTFOLIO & FLEXIBLE MANAGED PORTFOLIO

These Portfolios are managed by a team of portfolio managers. Mark Stumpp, Senior Managing Director of Prudential Investments, a division of Prudential, has been the lead portfolio manager of the Portfolios since 1994 and is responsible for the overall asset allocation decisions. Mr. Stumpp has supervisory responsibility of the portfolio management team.

Warren Spitz, Managing Director of Prudential Investments, has been a portfolio manager of the Portfolios since 1995 and manages a portion of each Portfolio's equity holdings.

Tony Rodriguez, Managing Director of Prudential Investments, has been a portfolio manager of the Portfolios since 1993 and is responsible for the debt portion of the Portfolios.

John Moschberger, CFA and Vice President of Prudential Investments, manages the portions of each Portfolio designed to duplicate the performance of the S&P 500 Index. Mr. Moschberger joined Prudential in 1980 and has been a portfolio manager since 1986.

DIVERSIFIED BOND PORTFOLIO, GOVERNMENT INCOME PORTFOLIO AND ZERO COUPON BOND PORTFOLIOS 2000 & 2005

These Portfolios are managed by Ms. Barbara Kenworthy who has been the manager of each since 1995. Ms. Kenworthy is a Managing Director of Prudential Investments.

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO

David Poiesz, CFA, manages the portion of the Portfolio assigned to Jennison. Mr. Poiesz is a Director and Executive Vice President of Jennison, which he joined in 1983 as an equity research analyst. Mr. Poiesz has been an equity portfolio manager for Jennison since 1991.

Thomas R. Jackson manages the equity portion of the Portfolio assigned to PIC. Mr. Jackson, a Managing Director of PIC, joined PIC in 1990 and has over 30 years of professional equity investment management experience. He was formerly co-chief investment officer of Red Oak Advisers and Century Capital Associates, each a private money management firm, where he managed pension and other accounts for institutions and individuals. Mr. Jackson was also with The Dreyfus Corporation where he managed and served as president of the Dreyfus Fund. Mr. Jackson also managed an equity pension investment group at Chase Manhattan Bank.

George Edwards, CFA, manages the fixed income portion of the Portfolio assigned to PIC. Mr. Edwards is a Managing Director of Prudential Investments. Before joining the Prudential mutual fund group, Mr. Edwards worked in Prudential's investment grade bond unit. He was previously an analyst at McCarthy, Crisanti & Maffei (now MCM-Duff & Phelps).

Edward B. Jamieson, Michael McCarthy and Aidan O'Connell manage the portion of the Portfolio assigned to Franklin. Mr. Jamieson is an Executive Vice President of Franklin and Managing Director of Franklin's equity and high yield groups. He has been with Franklin since 1987. Mr. McCarthy joined Franklin in 1992 and is a vice president and portfolio manager specializing in research analysis of several technology groups. Mr. O'Connell joined Franklin in 1998 and is a research analyst specializing in research analysis of the semiconductor and semiconductor capital equipment industries. Prior to joining Franklin, Mr. O'Connell was a research associate and corporate finance associate with Hambrecht & Quist.

William R. Rydell, CFA and Mark W. Sikorski, CFA, manage the portion of the Portfolio assigned to Dreyfus. Mr. Rydell is a portfolio manager of Dreyfus and is the President and Chief Executive Officer of Mellon Equity Associates LLP. Mr. Rydell has been in the Mellon organization since 1973. Mr. Sikorski is a portfolio manager of Dreyfus and a Vice President of Mellon Equity Associates LLP. Mr. Sikorski has been in the Mellon organization since 1996. Prior to joining Mellon, he managed various corporation treasury projects for Northeast Utilities, including bond refinancing and investment evaluations.

John Hague manages the portion of the Portfolio assigned to PIMCO. Mr. Hague is a Managing Director of PIMCO and has managed fixed income assets for PIMCO and its predecessor since 1989.

EQUITY PORTFOLIO

Thomas Jackson, Managing Director of Prudential Investments, has managed this Portfolio since 1990.

EQUITY INCOME PORTFOLIO

Warren Spitz, Managing Director of Prudential Investments, has managed this Portfolio since 1988.

GLOBAL PORTFOLIO

Daniel Duane, Managing Director of Prudential Investments, Ingrid Holm, Vice President of Prudential Investments and Michelle Picker, Vice President of Prudential Investments, have been co-managers of this Portfolio since 1997. Mr. Duane has managed the Portfolio since 1990. Ms. Holm has assisted in the management of Prudential mutual funds since 1994 and has managed a portion of Prudential's general account. Prior to 1994, Ms. Holm headed the high yield research group for Prudential's general account. Ms. Picker has been an analyst in Prudential's global equity investments groups since 1992 and has managed a portion of Prudential's general account.

HIGH YIELD BOND PORTFOLIO

George Edwards, Managing Director of Prudential Investments, has managed this Portfolio since 1997. Mr. Edwards has held various positions with Prudential Investments since 1985.

MONEY MARKET PORTFOLIO

Manolita Brasil, Investment Manager of Prudential Investments, has managed this Portfolio since 1996. She joined Prudential in 1981 and served as an assistant portfolio manager for six years before she was appointed manager of the P-B International Money Fund in 1994.

NATURAL RESOURCES PORTFOLIO

Leigh Goehring, Vice President of Prudential Investments, has managed this Portfolio since 1992. Prior to that time, Mr. Goehring was portfolio manager for The Prudential-Bache Option Growth Fund.

PRUDENTIAL JENNISON PORTFOLIO

David Poiesz, CFA, Director and Executive Vice President of Jennison, is the portfolio manager and Peter Reinemann, Director and Senior Vice President of Jennison, is the associate portfolio manager for this Portfolio. Mr. Poiesz has managed the Portfolio since its inception in 1995. Mr. Poiesz joined Jennison in 1983 as an equity research analyst and has been a equity portfolio manager for Jennison since 1991. Mr. Reinemann has been with Jennison since 1992 as an associate portfolio manager. Prior to 1992, he served as a Vice President at Paribas Asset Management, Inc.

SMALL CAPITALIZATION STOCK PORTFOLIO

Wai Chiang, Vice President of Prudential Investments, has managed this Portfolio since its inception in 1995. Mr. Chiang has been employed by Prudential as a portfolio manager since 1986.

STOCK INDEX PORTFOLIO

John Moschberger, CFA, Vice President of Prudential Investments, has managed this Portfolio. Mr. Moschberger joined Prudential in 1980 and has been a portfolio manager since 1986.

20/20 FOCUS PORTFOLIO

Thomas R. Jackson, Managing Director of Prudential Investments, manages approximately 50% of the Portfolio's assets. Mr. Jackson joined Prudential Investments in 1990 and has over 30 years of professional equity investment management experience. He was formerly co-chief investment officer of Red Oak Advisers and Century Capital Associates, where he managed pension and other accounts for institutions and individuals. He was also with Dreyfus, where he managed and served as President of the Dreyfus Fund. Mr. Jackson also managed an equity pension investment group at Chase Manhattan Bank.

Spiros Segalas, Director, President and Chief Investment Officer of Jennison, manages approximately 50% of the Portfolio's assets. One of the founders of Jennison, Mr. Segalas has been in the investment business for over 35 years and has been the portfolio manager for the Harbor Capital Appreciation Fund since May 1990.

HOW TO BUY AND SELL SHARES OF THE FUND

The Fund offers two classes of shares in each Portfolio: Class I and Class II. Class I shares are sold only to separate accounts of Prudential as investment options under certain Contracts. Class II is offered only to separate accounts of non-Prudential insurance companies as investment options under certain of their Contracts. Please refer to the accompanying Contract prospectus to see what Portfolios are available through your Contract.

How to Buy and Sell Shares

The only way to invest in the Portfolios is through certain variable life insurance and variable annuity contracts. Together with this prospectus you should have received a prospectus for such a Contract which you should refer to for further information on investing in the Portfolios.

Both Class I and Class II shares of a Portfolio are sold without any sales charge at the net asset value of the Portfolio. Class II shares, however, are subject to an annual distribution or "12b-1" fee of 0.25% and an administration fee of 0.15% of the average daily net assets of Class II. Class I shares do not have a distribution or administration fee.

Shares are redeemed for cash within 7 days of receipt of a proper notice of redemption or sooner if required by law. There is no redemption charge. We may suspend the right to redeem shares or receive payment when the New York Stock Exchange is closed (other than weekends or holidays), when trading on the New York Stock Exchange is restricted, or as permitted by the SEC.

Net Asset Value

When you purchase or sell shares of a Portfolio the price you will pay or receive, as the case may be, is based on the share's value. This is known as the net asset value or NAV. The price at which a purchase or redemption is made is based on the next calculation of the NAV after the order is placed. The NAV of each share class of each Portfolio (except the Money Market Portfolio) is determined once a day - at 4:15 p.m. New York Time - on each day the New York Stock Exchange is open for business. If the New York Stock Exchange closes early on a day, the Portfolios' NAVs will be calculated some time between the closing time and 4:15 p.m. on that day. The NAV for the Money Market Portfolio is determined at 12:00 p.m. on each day the New York Stock Exchange is open for business.

The NAV for each of the Portfolios other than the Money Market Portfolio is determined by a simple calculation. It's the total value of a Portfolio (assets minus liabilities) divided by the total number of shares outstanding. The NAV for the Money Market Portfolio will ordinarily remain at $10 per share because dividends are declared and reinvested daily. (The price of each share remains the same but you will have more shares when dividends are declared.)

To determine a Portfolio's NAV, its holdings are valued as follows:

EQUITY SECURITIES are generally valued at the last sale price on an exchange or NASDAQ, or if there is not sale, at the mean between the most recent bid and asked prices on that day. If there is no asked price, the security will be valued at the bid price. Equity securities that are not sold on an exchange or NASDAQ are generally valued by an independent pricing agent or principal market maker.

All SHORT-TERM DEBT SECURITIES held by the Money Market Portfolio are valued at amortized cost. Short-term debt securities with remaining maturities of 12 month or less held by the Conservative Balanced and Flexible Managed Portfolios are valued on an amortized cost basis. For the other Portfolios, debt securities with remaining maturities of 60 days or less are valued on an amortized cost basis. This valuation method is widely used by mutual funds It means that the security is valued initially at its purchase price and then decreases in value by equal amounts each day until the security matures. It almost always results in a value that is extremely close to the actual market value. The Fund's Board of Directors has established procedures to monitor whether any material deviation between valuation and market value occurs and if so, will promptly consider what action, if any, should be taken to prevent unfair results to Contract owners.

OTHER DEBT SECURITIES -- those that are not valued on an amortized cost basis -- are valued using an independent pricing service.

OPTIONS ON STOCK AND STOCK INDEXES that are traded on an national securities exchange are valued at the average of the bid and asked prices as of the close of that exchange.

FUTURES CONTRACTS and OPTIONS ON FUTURES CONTRACTS are valued at the last sale price at the close of the commodities exchange or board of trade on which they are traded. If there has been no sale that day, the securities will be valued at the mean between the most recently quoted bid and asked prices on that exchange or board of trade.

SECURITIES FOR WHICH NO MARKET QUOTATIONS ARE AVAILABLE will be valued at fair value by Prudential under the direction of the Fund's Board of Directors.

Distributor

Prudential Investment Management Services LLC (PIMS) distributes the Fund's shares under a Distribution Agreement with the Fund. The Fund has Distribution and Service Plans under Rule 12b-1 of the Investment Company Act of 1940 covering Class II shares that allows Class II to pay distribution fees for the sale and distribution of those shares.

OTHER INFORMATION

Federal Income Taxes

Variable contract owners and prospective purchasers should consult the prospectus for the variable contract for a discussion of investing in the Portfolios through that variable contract.

Year 2000

Many computer systems used today cannot distinguish the year 2000 from the year 1900 because of the way dates are encoded. This could be a problem when the year 2000 arrives and could affect securities trades, interest and dividend payments, pricing and account services. Although we cannot guarantee that this will not be a problem, the Fund's service providers have been working on adapting their computer systems. They expect that their systems, and the systems of their service providers, will be ready for the year 2000.

In addition, issuers of securities may also encounter year 2000 compliance problems. If these problems are significant and are not corrected, securities markets could go down or issuers could have poor performance. If a Portfolio owns these securities, then it is possible that it could lose money.

Monitoring for Possible Conflicts

The Fund sells it shares to fund variable life insurance contracts and variable annuity contracts and may offer its shares to qualified retirement plans. Because of differences in tax treatment and other considerations, it is possible that the interest of variable life insurance contract owners, variable annuity contract owners and participants in qualified retirement plans could conflict. The Fund will monitor the situation and in the event that a material conflict did develop, the Fund would determine what action, if any, to take in response.

FINANCIAL HIGHLIGHTS

The financial highlights will help you evaluate the financial performance of each Portfolio. The TOTAL RETURN in each chart represents the rate that a shareholder earned on an investment in that share class of the Portfolio, assuming reinvestment of all dividends and other distributions. The charts do not reflect charges under any variable contract. The information is for each share class for the periods indicated.

This information has been audited by _________________, whose report, along with the financial statements, appear in the SAI, which is available upon request.

For More Information

Additional information about the Fund and each Portfolio can be obtained upon request without charge and can be found in the following documents:

     Statement of Additional Information (SAI) (incorporated by reference into this prospectus)

     Annual Report

     (including a discussion of market conditions and strategies that significantly affected the Portfolios' performance during the previous year)

     Semi-Annual Report

To obtain these documents or to ask any questions about the Fund:

     - Call toll-free 1-800-437-4016

     - Write to Prudential Series Fund, 751 Broad Street, Newark, NJ 07102-3777

You can also obtain copies of Fund documents from the Securities and Exchange Commission as follows:

BY MAIL:

Securities and Exchange Commission
Public Reference Section
Washington, DC 20549-6009
(The SEC charges a fee to copy documents.)

IN PERSON:

Public Reference Room
IN WASHINGTON, DC

(For hours of operation, call 1(800) SEC-0330.)

VIA THE INTERNET:
http://www.sec.gov

SEC File No. 811-03623

STATEMENT OF ADDITIONAL INFORMATION

MAY 1, 1999

THE PRUDENTIAL
SERIES FUND, INC.

The Prudential Series Fund, Inc. (the Fund) is a diversified, open-end management investment company (commonly known as a "mutual fund") that is intended to provide a range of investment alternatives through its seventeen separate Portfolios, each of which is, for investment purposes, in effect a separate fund (the Portfolios).

The Fund offers two classes of shares of each Portfolio: Class I and Class II. Class I shares are sold only to separate accounts of The Prudential Insurance Company of America (Prudential) as investment options under variable life insurance and variable annuity contracts. Class II is offered only to separate accounts of non-Prudential insurance companies for the same types of contracts (collectively with the Prudential contracts, the Contracts). These separate accounts invest in shares of the Fund through subaccounts that correspond to the Portfolios. The separate accounts will redeem shares of the Fund to the extent necessary to provide benefits under the Contracts or for such other purposes as may be consistent with the Contracts.

NOT EVERY PORTFOLIO IS AVAILABLE UNDER EACH CONTRACT. THE PROSPECTUS FOR EACH CONTRACT LISTS THE PORTFOLIOS CURRENTLY AVAILABLE UNDER THAT PARTICULAR CONTRACT.

In order to sell shares to both Prudential and non-Prudential insurance companies, the Fund has obtained an Order from the SEC. The Fund and its Portfolios are managed in compliance with the terms and conditions of that Order.

This statement of additional information is not a prospectus and should be read in conjunction with the Fund's prospectus dated May 1, 1999, which is available without charge upon written request to The Prudential Series Fund, Inc., 751 Broad Street, Newark, New Jersey 07102-3777 or by telephoning (800) 437-4016.

                        THE PRUDENTIAL SERIES FUND, INC.
                                751 Broad Street
                          Newark, New Jersey 07102-3777
                            Telephone: (800) 437-4016



PSF-2 Ed 5-98      Catalog No. 646674P

                                    CONTENTS

                                                                 CROSS-REFERENCE
                                                                      TO PAGE
                                                            PAGE  IN PROSPECTUS
                                                            ----  --------------
INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS
I.   GENERAL...............................................
II.  CONVERTIBLE SECURITIES................................
III. WARRANTS..............................................
IV.  FOREIGN SECURITIES....................................
V.   OPTIONS ON STOCK AND DEBT SECURITIES..................
VI.  OPTIONS ON STOCK INDEXES..............................
VII. OPTIONS ON FOREIGN CURRENCIES.........................
VIII.FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS....
IX.  FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS...........
X.   INTEREST RATE SWAPS...................................
XI.  LOAN PARTICIPATIONS...................................
XII. REVERSE REPURCHASE AGREEMENTS & DOLLAR ROLLS..........
XIII.WHEN-ISSUED AND DELAYED DELIVERY SECURITIES...........
XIV. SHORT SALES...........................................
XV.  LOANS OF PORTFOLIO SECURITIES.........................
XVI. ILLIQUID SECURITIES...................................
XVII.FURTHER INFORMATION ABOUT THE ZERO COUPON
       BOND PORTFOLIOS.....................................

INVESTMENT RESTRICTIONS....................................

INVESTMENT MANAGEMENT AND
DISTRIBUTION ARRANGEMENTS..................................

OTHER INFORMATION CONCERNING THE  FUND
I.   INCORPORATION AND AUTHORIZED SHARES ..................
II.  PORTFOLIO TRANSACTIONS AND BROKERAGE .................
III. CUSTODIANS ...........................................
IV.  EXPERTS ..............................................
V.   LICENSES .............................................

MANAGEMENT OF THE FUND.....................................

FINANCIAL STATEMENTS OF THE PRUDENTIAL SERIES FUND, INC.

THE PRUDENTIAL SERIES FUND, INC. SCHEDULE OF INVESTMENTS...

APPENDIX: DEBT RATINGS.....................................

                       INVESTMENT OBJECTIVES AND POLICIES
                                OF THE PORTFOLIOS

I.  GENERAL

This prospectus provides information about the Fund, which consists of seventeen separate portfolios -- the Conservative Balanced Portfolio, Diversified Bond Portfolio, Diversified Conservative Growth Portfolio, Equity Portfolio, Equity Income Portfolio, Flexible Managed Portfolio, Global Portfolio, Government Income Portfolio, high Yield Bond Portfolio, Money Market Portfolio, Natural Resources Portfolio, Prudential Jennison Portfolio, Small Capitalization Stock Portfolio, Stock Index Portfolio, 20/20 Focus Portfolio, Zero Coupon Bond Portfolio 2000 and Zero Coupon Bond Portfolio 2005 (each a Portfolio). Not every Portfolio is available under all of the Contracts. The prospectus for each Contract lists the Portfolios currently available under that particular Contract. The Portfolios are managed by Prudential as discussed in INVESTMENT MANAGEMENT ARRANGEMENTS AND EXPENSES, page __.

Each of the seventeen Portfolios has a different investment objective. For this reason, each Portfolio will have different investment results and be subject to different financial and market risks. FINANCIAL RISK refers to the ability of an issuer of a debt security to pay principal and interest and to the earnings stability and overall financial soundness of an issuer of an equity security. MARKET RISK refers to the degree to which the price of a security will react to changes in conditions in securities markets in general, and with particular reference to debt securities, to changes in the overall level of interest rates.

The investment objectives of the Portfolios can be found in PORFOLIO DESCRIPTIONS AND RISK.F/RETURN SUMMARIES in the prospectus.

II.  CONVERTIBLE SECURITIES

The Conservative Balanced, Diversified Conservative Growth, 20/20 Focus, Flexible Managed, Equity, Prudential Jennison and Small Capitalization Stock Portfolios may investment in convertible securities and a significant portion of the assets of the Equity Income, Global and Natural Resources Portfolios may be invested in these types of securities.

A convertible security is a debt security - for example, a bond or preferred stock - that may be converted into common stock of the same or different issuer. The convertible security sets for the price, quantity of shares and time period in which it may be so converted. Convertible stock are senior to a company's common stock but are usually subordinated to debt obligations of the company. Convertible securities provide a steady stream of income which


                                       1
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is generally at a higher rate than the income on the issuer's common stock but lower than the rate on the issuer's debt obligations. At the same time, they offer - through their conversion mechanism - the chance to participate in the capital appreciation of the underlying common stock. The price of a convertible security tends to increase and decrease with the market value of the underlying common stock.

III.  WARRANTS

The Conservative Balanced, Flexible Managed, Equity Income, Equity, Prudential Jennison, Small Capitalization Stock, Global, and Natural Resources Portfolios may invest in warrants on common stocks. A warrant is a right to buy a number of shares of stock at a specified price during a specified period of time. The risk associated with warrants is that the market price of the underlying stock will stay below the exercise price of the warrant during the exercise period. If this occurs, the warrant becomes worthless and the investor loses the money he or she paid for the warrant.

From time to time, the Diversified Bond and the High Yield Bond Portfolios may invest in debt securities that are offered together with warrants but only when the debt security meets the Portfolio's investment criteria and the value of the warrant is relatively very small. If the warrant later becomes valuable, it may be sold or exercised.

IV.   FOREIGN SECURITIES

The Global Portfolio may invest up to 100% of its total assets in common stock and convertible securities denominated in a foreign currency and issued by foreign or domestic issuers. The Diversified Bond and High Yield Bond Portfolios may each invest up to 20% of the their assets in U.S. currency denominated debt securities issued outside the U.S. by foreign or U.S. issuers. In addition, the bond portions of the Conservative Balanced and Flexible Managed Portfolios may each invest up to 20% in such securities. The Conservative Balanced, Flexible Managed, and Equity Income Portfolios may invest up to 30% of their total assets in debt and equity securities denominated in a foreign currency and issued by foreign or U.S. issuers. The Equity, Prudential Jennison and Natural Resources Portfolios may invest up to 30% of their total assets in non-U.S. currency denominated common stock and fixed income securities convertible into common stock of foreign and U.S. issuers. The Diversified Conservative Growth Portfolio may invest up to 15% of its total assets in foreign equity securities and up to 25% of its total assets in foreign debt obligations (of which, 10% of the Portfolio's total assets may be invested in debt obligations of issuers in emerging countries). The 20/20 Focus Portfolio may invest up to 20% of its total assets in securities of foreign issuers.

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



American Depositary Receipts (ADRs) are U.S. dollar -denominated certificates issued by a U.S. bank or trust company. ADRs represent the right to receive securities of a foreign issuer deposited in a domestic bank or foreign branch of a U.S. bank and traded on a U.S. exchange or in the over-the-counter (OTC) market. Investment in ADRs has certain advantages over direct investments in the underlying foreign securities because they are easily transferable, have readily available market quotations, and the foreign issuers are usually subject to comparable auditing, accounting and financial reporting standards as U.S. issuers.

Foreign securities involve certain risks, which should be considered carefully by an investor. These risks include political or economic instability in the country of an issuer, the difficulty of predicting international trade patterns, the possibility of imposition of exchange controls and, in the case of securities not denominated in U.S. currency, the risk of currency fluctuations. Foreign securities may be subject to greater movement in price than U.S. securities and under certain market conditions, may be less liquid than U.S securities. In addition, there may be less publicly available information about a foreign company than a U.S company. Foreign companies generally are not subject to uniform accountings, auditing and financial reporting standards comparable to those applicable to U.S. companies. There is generally less government regulation of securities exchanges, brokers and listed companies abroad than in the U.S., and, with respect to certain foreign countries, there is a possibility of expropriations, confiscatory taxation or diplomatic developments which could affect investment in those countries. Finally, in the event of a default of any foreign debt obligations, it may be more difficult for a Portfolio to obtain or enforce a judgment against the issuers of such securities.

If a security is denominated in a foreign currency, it may be affected by changes in currency rates and in exchange control regulations, and costs may be incurred in connection with conversions between currencies. The Portfolios that may invest in foreign securities may enter into forward foreign currency exchange contracts for the purchase or sale of foreign currency for hedging purposes, including: locking in the U.S. dollar price equivalent of interest or dividends to be paid on such securities which are held by a Portfolio; and protecting the U.S. dollar value of such securities which are held by the Portfolio. A Portfolio will not enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Portfolio to deliver an amount of foreign currency in excess of the value of the Portfolio's securities or other assets denominated in that currency. In addition, the Portfolios may, for hedging purposes, enter into certain transactions involving options on foreign currencies, foreign currency futures contracts and options on foreign currency futures contracts.

V.  OPTIONS ON STOCK AND DEBT SECURITIES

A.  OPTIONS ON STOCK

The Conservative Balanced, Flexible Managed, Equity Income, Equity, Prudential Jennison, Small Capitalization Stock, Global and Natural Resources Portfolios may purchase and "write" (that is, sell) put and call options on equity securities that are traded on securities exchanges, listed on the National Association of Securities Dealers Automated Quotations System (NASDAQ), or privately negotiated with broker-dealers (OTC equity options).

A call option is a short-term contract that gives the option purchaser or "holder" the right to acquire a particular equity security for a specified price at any time during a specified period. For this right, the option purchaser pays the option seller a certain amount of money or "premium" which is set before the option contract is entered into. The seller or "writer" of the option is obligated to deliver the particular security if the option purchaser exercises the option.

A put option is a similar contract. In a put option, the option purchaser has the right to sell a particular security to the option seller for a specified time during a specified period. In exchange for this right, the option purchaser pays the option seller a premium.

The Portfolios will write only "covered" options on stocks. A call option is covered if:

     (1)  the Portfolio owns the security underlying the option;

     (2) the Portfolio has an absolute right to acquire the security immediately;

     (3) the Portfolio has a call on the same security that underlies the option which has an exercise price equal to or less than the exercise price of the covered option (or, if the exercise price is greater, the Portfolio sets aside in a segregated account liquid assets that are equal to the difference).

   A put option is covered if:

      (1) the Portfolio sets aside in a segregated account liquid assets that are equal to or greater than the exercise price of the option:

      (2) the Portfolio holds a put on the same security that underlies the option which has an exercise price equal to or greater less than the exercise price of the covered option (or, if the exercise price is less, the Portfolio sets aside in a segregated account liquid assets that are equal to the difference).

The Conservative Balanced, Flexible Managed, Equity Income, Equity, Prudential Jennison, Small Capitalization Stock, Global and Natural Resources Portfolios can also purchase "protective puts" on equity securities. These are acquired to protect a Portfolio's security from a decline in market value. In a protective put, a Portfolio has the right to sell the underlying security at the exercise price, regardless of how much the underlying security may decline in value. In exchange for this right, the Portfolio pays the put seller a premium.

The Portfolios may use options for both hedging and investment purposes. None of the Portfolios intend to use more than 5% of its net assets to acquire call options on stocks. The Portfolios may purchase equity securities that have a put or call option provided by the issuer.

B.  OPTIONS ON DEBT SECURITIES

The Diversified Bond, Diversified Conservative Growth, Government Income, Conservative Balanced, Flexible Managed and High Yield Bond Portfolios may purchase and sell put and call options on debt securities, including U.S. government debt securities, that are traded on a U.S. securities exchange or privately negotiated with primary U.S. Government securities dealers that are recognized by the Federal Reserve Bank of New York (OTC debt options). None of the Portfolios currently intend to invest more than 5% of its net assets at any one time in call options on debt securities.

Options on debt securities are similar to stock options (see above) except that the option holder has the right to acquire or sell a debt security rather than an equity security.

The Portfolios will write only covered options. Options on debt securities are covered in much the same way as options on equity securities. One exception is in the case of call options on U.S. Treasury Bills. With these options, a Portfolio might own U.S. Treasury Bills of a different series from those underlying the call option, but with a principal amount and value that matches the option contract amount and a maturity date that is no later than the maturity date of the securities underlying the option.

The Portfolios may also write straddles - - which are simply combinations of a call and a put written on the same security at the same strike price and maturity date. When a Portfolio writes a straddle, the same security is used to "cover" both the put and the call. If the price of the underlying security is below the strike price of the put, the Portfolio will set aside liquid assets as additional cover equal to the difference. A Portfolio will not use more than 5% of its net assets as cover for straddles.

The Portfolios may also purchase protective puts to try to protect the value of one of the securities its own against a decline in market value, as well as putable and callable debt securities.

C. RISKS OF TRANSACTIONS IN OPTIONS ON EQUITY AND DEBT SECURITIES.

A Portfolio's use of options on equity or debt securities is subject to certain special risks, in addition to the risk that the market value of the security will move opposite to the Portfolio's option position. An exchange-traded option position may be closed out only on an exchange, board of trade or other trading facility which provides a secondary market for an option of the same series. Although the Portfolios will generally purchase or write only those exchange-traded options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or otherwise may exist. In such event it might not be possible to effect closing transactions in particular options, with the result that the Portfolio would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of underlying securities acquired through the exercise of call options or upon the purchase of underlying securities for the exercise of put options. If a Portfolio as a covered call option writer is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options;
(ii) restrictions imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not be adequate at all times to handle the trading volume; or
(vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in the class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of any of the clearing corporations inadequate, and thereby result in the institution by an exchange of special procedures which may interfere with the timely execution of customers' orders.

The purchase and sale of OTC options will also be subject to certain risks. Unlike exchange-traded options, OTC options generally do not have a continuous liquid market. Consequently, a Portfolio will generally be able to realize the value of an OTC option it has purchased only by exercising it or reselling it to the dealer who issued it. Similarly, when a Portfolio writes an

OTC option, it generally will be able to close out the OTC option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the Portfolio originally wrote the OTC option. While the Portfolios will seek to enter into OTC options only with dealers who agree to enter into closing transactions with the Portfolio, there can be no assurance that the Portfolio will be able to liquidate an OTC option at a favorable price at any time prior to expiration. In the event of insolvency of the other party, a Portfolio may be unable to liquidate an OTC option. Prudential monitors the creditworthiness of dealers with whom the Portfolios enter into OTC option transactions under the Board of Directors' general supervision.

VI.   OPTIONS ON STOCK INDEXES

A.    STOCK INDEX OPTIONS

The Diversified Bond, Government Income, Conservative Balanced, Flexible Managed, High Yield Bond, Equity, Equity Income, Prudential Jennison, Small Capitalization Stock, Global and Natural Resources Portfolios may purchase and sell put and call options on stock indexes that are traded on securities exchanges, listed on NASDAQ or that are privately-negotiated with broker-dealers (OTC options). Options on stock indexes are similar to options on stocks, except that instead of giving the option holder the right to receive or sell a stock, it gives the holder the right to receive an amount of cash if the closing level of the stock index is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash the holder will receive is determined by multiplying the difference between the index's closing price and the option's exercise price, expressed in dollars, by a specified "multiplier." Unlike stock options, stock index options are always settled in cash and gain or loss depends on price movements in the stock market generally (or a particular market segment, depending on the index) rather than the price movement of an individual stock.

A Portfolio will only sell or "write" covered options on stock indexes. A call option is covered if the Portfolio holds stocks at least equal to the value of the index times the multiplier times the number of contracts (the Option Value). When a Portfolio writes a call option on a broadly based stock market index, the Portfolio will set aside cash, cash equivalents or "qualified securities" (defined below). The value of the assets to be segregated cannot be less than 100% of the Option Value as of the time the option is written.

If a Portfolio has written an option on an industry or market segment index, it must set aside at least five "qualified securities," all of which are stocks of issuers in that market segment, with a market value at the time the option is written of not less than 100% of the Option Value. Such stocks will include stocks which represent at least 50% of the weighting of the industry or market segment index and will represent at least 50% of the Portfolio's holdings in that industry or market segment. No individual security will represent more than 15% of the amount so set aside in the case of broadly based stock market index options or 25% of such amount in the case of options on a market segment index. If at the close of business on any day the market value of such qualified securities falls below 100% of the Option Value as of that date, the Portfolio will set aside an amount in liquid unencumbered assets equal in value to the difference. In addition, when a Portfolio writes a call on an index which is "in-the-money" at the time the option is written - that is, the index's value is above the strike price - the Portfolio will set aside liquid unencumbered assets equal to the amount by which the call is in-the-money times the multiplier times the number of contracts. Any amount so set aside may be applied to the Portfolio's obligation to segregate additional amounts in the event that the market value of the qualified securities falls below 100% of the current Option Value. A "qualified security" is an equity security which is listed on a securities exchange or listed on NASDAQ against which the Portfolio has not written a stock call option and which has not been hedged by the Portfolio by the sale of stock index futures. However, if the Portfolio holds a call on the same index as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written or greater than the exercise price of the call written if the difference is maintained by the Portfolio in liquid unencumbered assets in a segregated account with its custodian, it will not be subject to the requirement described in this paragraph.

A put index option is covered if: (1) the Portfolio sets aside in a segregated account liquid unencumbered assets of a value equal to the strike price times the multiplier times the number of contracts; or (2) the Portfolio holds a put on the same index as the put written where the strike price of the put held is equal to or greater than the strike price of the put written or less than the strike price of the put written if the difference is maintained by the Portfolio in liquid unencumbered assets in a segregated account.

B. RISKS OF TRANSACTIONS IN OPTIONS ON STOCK INDEXES.

A Portfolio's purchase and sale of options on stock indexes has the same risks as stock options described in the previous section. In addition, the distinctive characteristics of options on indexes create certain additional risks. Index prices may be distorted if trading of certain stocks included in the index is interrupted. Trading in index options also may be interrupted in certain circumstances, such as if trading were halted in a substantial number of stocks included in the index. If this occurred, a Portfolio would not be able to close out options which it had purchased or written and, if restrictions on exercise were imposed, may be unable to exercise an option it holds, which could result in substantial losses to the Portfolio. It is the policy of the Portfolios to purchase or write options only on stock indexes which include a number of stocks sufficient to minimize the likelihood of a trading halt in options on the index.

The ability to establish and close out positions on stock index options are subject to the existence of a liquid secondary market. A Portfolio will not purchase or sell any index option contract unless and until, in the portfolio manager's opinion, the market for such options has developed sufficiently that the risk in connection with such transactions is no greater than the risk in connection with options on stocks.

There are certain special risks associated with writing calls on stock indexes. Because exercises of index options are settled in cash, a call writer such as a Portfolio cannot determine the amount of its settlement obligations in advance and, unlike call writing on specific stocks, cannot precisely provide in advance for, or cover, its potential settlement obligations by acquiring and holding the underlying securities. However, the Portfolios will follow the "cover" procedures described above.

Price movements of a Portfolio's equity securities probably will not correlate precisely with movements in the level of the index. Therefore, in writing a call on a stock index a Portfolio bears the risk that the price of the securities held by the Portfolio may not increase as much as the index. In that case, the Portfolio would bear a loss on the call which may not be completely offset by movement in the price of the Portfolio's equity securities. It is also possible that the index may rise when the Portfolio's securities do not rise in value. If this occurred, the Portfolio would experience a loss on the call which is not offset by an increase in the value of its securities and might also experience a loss in its securities. However, because the value of a diversified securities portfolio will, over time, tend to move in the same direction as the market, movements in the value of a Portfolio's securities in the opposite direction as the market would be likely to occur for only a short period or to a small degree.

When a Portfolio has written a stock index call, there is also a risk that the market may decline between the time the Portfolio has a call exercised against it, at a price which is fixed as of the closing level of the index on the date of exercise, and the time the Portfolio is able to sell stocks in its portfolio. As with stock options, a Portfolio will not learn that an index option has been exercised until the day following the exercise date but, unlike a call on stock where the Portfolio would be able to deliver the underlying securities in settlement, the Portfolio may have to sell part of its stock portfolio in order to make settlement in cash, and the price of such stocks might decline before they can be sold. This timing risk makes certain strategies involving more than one option substantially more risky with options in stock indexes than with stock options. For example, even if an index call which a Portfolio has written is "covered" by an index call held by the Portfolio with the same strike price, the Portfolio will bear the risk that the level of the index may decline between the close of trading on the date the exercise notice is filed with the clearing corporation and the close of trading on the date the Portfolio exercises the call it holds or the time the Portfolio sells the call which in either case would occur no earlier than the day following the day the exercise notice was filed.

There are also certain special risks involved in purchasing put and call options on stock indexes. If a Portfolio holds an index option and exercises it before final determination of the closing index value for that day, it runs the risk that the level of the underlying index may change before closing. If such a change causes the exercised option to fall out-of-the-money, the Portfolio will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer. Although the Portfolio may be able to minimize this risk by withholding exercise instructions until just before the daily cutoff time or by selling rather than exercising an option when the index level is close to the exercise price, it may not be possible to eliminate this risk entirely because the cutoff times for index options may be earlier than those fixed for other types of options and may occur before definitive closing index values are announced.

VII.  OPTIONS ON FOREIGN CURRENCIES

A. OPTIONS ON FOREIGN CURRENCY.

The Conservative Balanced, Diversified Conservative Growth, Flexible Managed, Equity Income, Equity, Prudential Jennison, Global and Natural Resources Portfolios may purchase and write put and call options on foreign currencies traded on U.S. or foreign securities exchanges or boards of trade for hedging purposes in a manner similar to that in which forward foreign currency exchange contracts and futures contracts on foreign currencies are employed (see below). Options on foreign currencies are similar to options on stocks, except that the option holder has the right to take or make delivery of a specified amount of foreign currency rather than stock.

A Portfolio may purchase and write options to hedge its securities denominated in foreign currencies. If the U.S. dollar increases in value relative to a foreign currency in which the Portfolio's securities are denominated, the value of those securities will decline as well. To hedge against a decline of a foreign currency a Portfolio may purchase put options on that foreign currency. If the value of the foreign currency declines, the gain realized on the put option would offset, at least in part, the decline in the value of the Portfolio's holdings denominated in that foreign currency. Alternatively, a Portfolio may write a call option on a foreign currency. If the foreign currency declines, the option would not be exercised and the decline in the value of the Portfolio's securities denominated in that foreign currency would be offset in part by the premium the Portfolio received for the option.

If on the other hand, the portfolio manager anticipates purchasing a foreign security and also anticipates a rise in the foreign currency in which it is denominated, the Portfolio may purchase call options on the foreign currency. The purchase of such options could offset, at least partially, the effects of adverse movements of the exchange rates. Alternatively, the Portfolio could write a put option on the currency and, if the exchange rates move as anticipated, the option would expire unexercised.

B. RISKS OF TRANSACTIONS IN OPTIONS ON FOREIGN CURRENCY.

A Portfolio's successful use of currency exchange options on foreign currencies depends upon the portfolio manager's ability to predict the direction of the currency exchange markets and political conditions, which requires different skills and techniques than predicting changes in the securities markets generally. For instance, if the currency being hedged has moved in a favorable direction, the corresponding appreciation of the Portfolio's securities denominated in such currency would be partially offset by the premiums paid on the options. If the currency exchange rate does not change, the Portfolio's net income would be less than if the Portfolio had not hedged since there are costs associated with options.

The use of these options is subject to various additional risks, The correlation between the movements in the price of options and the price of the currencies being hedged is imperfect. The use of these instruments will hedge only the currency risks associated with investments in foreign securities, not market risk. A Portfolio's ability to establish and maintain positions will depend on market liquidity. The ability of the Portfolio to close out an option depends on a liquid secondary market. There is no assurance that liquid secondary markets will exist for any particular option at any particular time.

Because there are two currencies involved, developments in either or both countries can affect the values of options on foreign currencies. In addition, the quantities of currency underlying option contracts represent odd lots in a market dominated by transactions between banks; this can mean extra transaction costs upon exercise. Option markets may be closed while round-the-clock interbank currency markets are open, and this can create price and rate discrepancies.

VIII.  FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

A. FUTURES AND OPTIONS ON FUTURES

The Conservative Balanced, Diversified Conservative Growth, 20/20 Focus, Flexible Managed, Stock Index, Equity Income, Equity, Prudential Jennison, Small Capitalization Stock, Global and Natural Resources Portfolio may purchase and sell stock index futures contracts. A stock index futures contract is an agreement between the buyer and the seller of the contract to transfer an amount of cash equal to the daily variation margin of the contract. No physical delivery of the underlying stocks in the index is made.

The Diversified Bond, Government Income, Conservative Balanced, Flexible Managed, High Yield Bond, and Global Portfolios may, to the extent permitted by applicable regulations, purchase and sell futures contracts.

B. ADDITIONAL INFORMATION REGARDING THE USE OF FUTURES AND OPTIONS BY THE STOCK INDEX AND SMALL CAPITALIZATION STOCK PORTFOLIOS.

As explained in the prospectus, the Stock Index Portfolio seeks to duplicate the performance of the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index) and the Small Capitalization Stock Portfolio seeks to duplicate the performance of the Standard & Poor's Small Capitalization Stock Index (S&P SmallCap Index). The Portfolios will be as fully invested in the S&P

Indexes stocks as is feasible in light of cash flow patterns and the cash requirements for efficiently investing in a unit of the basket of stocks comprising the S&P 500 and S&P SmallCap Indexes, respectively. When the Portfolios do have short-term investments, they may purchase stock index futures contracts in an effort to have the Portfolio better mimic the performance of a fully invested portfolio. When a Portfolio purchases stock index futures contracts, an amount of cash and cash equivalents, equal to the market value of the futures contracts, will be deposited in a segregated account with the Portfolio's custodian and/or in a margin account with a broker to collateralize the position and thereby ensure that the use of futures is unleveraged.

As an alternative to the purchase of a stock index futures contract, a Portfolio may construct synthetic positions involving options on stock indexes and options on stock index futures that are equivalent to such a long futures position. In particular, the portfolio may utilize "put/call combinations" as synthetic long stock index futures positions. A put/call combination is the simultaneous purchase of a call and the sale of a put with the same strike price and maturity. It is equivalent to a forward position and, if settled every day, is equivalent to a long futures position. When constructing put/call combinations, the portfolio will segregate cash or cash equivalents in a segregated account equal to the market value of the portfolio's forward position to collateralize the position and ensure that it is unleveraged.

C. RISKS OF TRANSACTIONS IN FUTURES CONTRACTS

There are several risks associated with a Portfolio's use of futures contracts. When used for investment purposes (that is, non-hedging purposes), successful use of futures contracts, like successful investment in securities, depends on the ability of the portfolio manager to predict correctly movements in the relevant markets, interest rates and/or currency exchange rates. When used for hedging purposes, there is a risk of imperfect correlation between movements in the price of the futures contract and the price of the securities or currency that are the subject of the hedge. In the case of futures contracts on stock or interest rate indexes, the correlation between the price of the futures contract and movements in the index might not be perfect. To compensate for differences in volatility, a Portfolio could purchase or sell futures contracts with a greater or lesser value than the securities or currency it wished to hedge or purchase. Other risks apply to use for both hedging and investment purposes. Temporary price distortions in the futures market could be caused by a variety of factors. Further, the ability of a Portfolio to close out a futures position depends on a liquid secondary market. There is no assurance that a liquid secondary market on an exchange will exist for any particular futures contract at any particular time.

The hours of trading of futures contracts may not conform to the hours during which a Portfolio may trade the underlying securities and/or currency. To the extent that the futures markets close before the securities or currency markets, significant price and rate movements can take place in the securities and/or currency markets that cannot be reflected in the futures markets.

D. RISKS OF TRANSACTIONS IN OPTIONS ON FUTURES CONTRACTS

Options on futures contracts are subject to risks similar to those described above with respect to options on securities, options on stock indexes, and futures contracts. These risks include the risk that the portfolio manager may not correctly predict changes in the market, the risk of imperfect correlation between the option and the securities being hedged, and the risk that there might not be a liquid secondary market for the option. There is also the risk of imperfect correlation between the option and the underlying futures contract. If there were no liquid secondary market for a particular option on a futures contract, a Portfolio might have to exercise an option it held in order to realize any profit and might continue to be obligated under an option it had written until the option expired or was exercised. If the Portfolio were unable to close out an option it had written on a futures contract, it would continue to be required to maintain initial margin and make variation margin payments with respect to the option position until the option expired or was exercised against the portfolio.

IX.  FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

The Conservative Balanced, Diversified Conservative Growth, Flexible Managed, Equity Income, Equity, Prudential Jennison, Global, and Natural Resources Portfolios may purchase debt and equity securities denominated in foreign currencies. When a Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when a Portfolio anticipates the receipt in a foreign currency of dividends or interest payments on a security which it holds, the Portfolio may desire to "lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. By entering into a forward contract for a fixed amount of dollars, for the purchase or sale of the amount of foreign currency involved in the underlying transactions, the Portfolio will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

Additionally, when a portfolio's manager believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, the Portfolio may enter into a forward contract for a fixed amount of dollars, to sell the amount of foreign currency approximating the value of some or all of the portfolio securities denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. The Portfolios will not enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate a Portfolio to deliver an amount of foreign currency in excess of the value of the securities or other assets denominated in that currency held by the Portfolio. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the long-term investment decisions made with regard to overall diversification strategies. However, the Portfolios believe that it is important to have the flexibility to enter into such forward contracts when it is determined that the best interests of the Portfolios will thereby be served.

The Portfolios generally will not enter into a forward contract with a term of greater than 1 year. At the maturity of a forward contract, a Portfolio may either sell the security and make delivery of the foreign currency or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

It is impossible to forecast with absolute precision the market value of a particular security at the expiration of the contract. Accordingly, it may be necessary for a Portfolio to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency that the Portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency.

If a Portfolio retains the security and engages in an offsetting transaction, the Portfolio will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If forward prices decline during the period between the Portfolio's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Portfolio will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. If forward prices increase, the portfolio will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

The Portfolios' dealing in forward foreign currency exchange contracts will be limited to the transactions described above. Of course, the Portfolios are not required to enter into such transactions with regard to their foreign currency-denominated securities. It also should be realized that this method of protecting the value of a Portfolio's securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities which are unrelated to exchange rates. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

Although the Portfolios value their assets daily in terms of U.S. dollars, they do not intend physically to convert their holdings of foreign currencies into U.S. dollars on a daily basis. They will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Portfolio at one rate, while offering a lesser rate of exchange should the Portfolio desire to resell that currency to the dealer.

The High Yield Bond Portfolio may also invest up to 10% of its total assets in foreign currency denominated debt securities of foreign or U.S. issuers; however, the Portfolio will not engage in such investment activity unless it has been first authorized to do so by the Fund's Board of Directors. If the Portfolio does engage in such investment activity, it may also enter into forward foreign currency exchange contracts.

X.  INTEREST RATE SWAPS

The Diversified Bond, Government Income, and High Yield Bond Portfolios and the fixed income portions of the Conservative Balanced and Flexible Managed Portfolios may use interest rate swaps subject to the limitations set forth in the prospectus.

Interest rate swaps, in their most basic form, involve the exchange by a portfolio with another party of their respective commitments to pay or receive interest. For example, a portfolio might exchange its right to receive certain floating rate payments in exchange for another party's right to receive fixed rate payments. Interest rate swaps can take a variety of other forms, such as agreements to pay the net differences between two different indexes or rates, even if the parties do not own the underlying instruments. Despite their differences in form, the function of interest rate swaps is generally the same - to increase or decrease a portfolio's exposure to long- or short-term interest rates. For example, a portfolio may enter into a swap transaction to preserve a return or spread on a particular investment or a portion of its portfolio or to protect against any increase in the price of securities the portfolio anticipates purchasing at a later date.

The use of swap agreements is subject to certain risks. As with options and futures, if the investment adviser's prediction of interest rate movements is incorrect, the portfolio's total return will be less than if the portfolio had not used swaps. In addition, if the counterparty's creditworthiness declines, the value of the swap would likely decline. Moreover, there is no guarantee that a portfolio could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

A portfolio will maintain appropriate liquid assets in a segregated custodial account to cover its current obligations under swap agreements. If a portfolio enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the portfolio's accrued obligations under the swap agreement over the accrued amount the portfolio is entitled to receive under the agreement. If a portfolio enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the portfolio's accrued obligations under the agreement.

XI. LOAN PARTICIPATIONS

The Diversified Bond, Diversified Conservative Growth, Conservative Balanced, Flexible Managed, and High Yield Bond Portfolios may invest in fixed and floating rate loans that are privately negotiated between a corporate borrower and one or more financial institutions. The Portfolios will generally invest in loans in the form of "loan participations." In the typical loan participation, the Portfolio will have a contractual relationship with the lender but not the borrower. This means that the Portfolio will not have any right to enforce the borrower's compliance with the terms of the loan and may not benefit directly from any collateral supporting the loan. As a result, the Portfolio will assume the credit risk of both the borrower and the lender. In the event of the lender's insolvency, the Portfolio may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

XII. REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS

A. DESCRIPTION OF REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS
B.
The Diversified Bond, Government Income and High Yield Bond Portfolios, and the debt portions of the Conservative Balanced and Flexible Managed Portfolios, may use up to 30% of their net assets for reverse repurchase agreements and dollar rolls. The Money Market Portfolio and the money market portion of any Portfolio may use up to 10% of its net assets for reverse repurchase agreements.

In a reverse repurchase transaction, a Portfolio sells one of its securities and agrees to repurchase the same security at a set price on a specified date. During the time the security is held by the other party, the Portfoli0o will often continue to receive principal and interest payments on the security. The terms of the reverse repurchase agreement reflect a rate of interest for use of the money received by the Portfolio and thus, is similar to borrowing.

Dollar rolls involve the sale by the Portfolio of ones of its securities for delivery in the current month and a contract to repurchase substantially similar securities (for example, with the same coupon) from the other party on a specified date at a specified amount. During the roll period, a Portfolio does not receive any principal or interest earned on the security. The Portfolio realizes a profit to the extent the current sale price is more than the price specified for the future purchase, plus any interest earned on the cash paid to the Portfolio on the initial sale.

A "covered roll" is a specific type of dollar roll where there is an offsetting cash position or a cash equivalent security position which matures on or before the forward settlement date of the dollar roll transaction.

A Portfolio participating in reverse repurchase or dollar roll transactions will set aside in a segregated account, liquid assets equal in value to its obligations under the reverse repurchase agreement or dollar roll, respectively.

B. RISKS OF REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS

Reverse repurchase agreements and dollar rolls involve the risk that the market value of the securities retained by a Portfolio may decline below the price of the securities it has sold but is obligated to repurchase under the agreement. If the other party in a reverse purchase or dollar roll transaction becomes insolvent, a Portfolio's use of the proceeds of the agreement may be restricted pending a determination by a third party of whether to enforce the Portfolio's obligation to repurchase.

XIII. WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

The Diversified Bond, 20/20 Focus, Government Income, Conservative Balanced, Flexible Managed, High Yield Bond, Equity Income, Equity, Prudential Jennison, Small Capitalization, Global and Natural Resources Portfolios may purchase or sell securities on a when-issued or delayed delivery basis. This means that the delivery and payment can take place a month or more after the date of the transaction. A Portfolio will make commitments for when-issued transactions only with the intention of actually acquiring the securities. A Portfolio's custodian will maintain in a segregated account, liquid assets having a value equal to or greater to such commitments. If the Portfolio chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other security, incur a gain or loss.

The Money Market Portfolio and the short-term portion of the other Portfolios may purchase money market securities on a when-issued or delayed-delivery basis.

XIV. SHORT SALES

The Diversified Bond, Government Income, Conservative Balanced, Flexible Managed and High Yield Bond Portfolios may enter into short sales. In a short sale, a Portfolio sells a security it does not own in anticipation of a decline in the market value of those securities. To complete the transaction, the Portfolio will borrow the security to make delivery to the buyer. The Portfolio is then obligated to replace the security it borrowed by purchasing it at the market price at the time of replacement. The price at that time may be more or less than the price at which the Portfolio sold it. Until the security is replaced, the Portfolio is required to pay to the lender any interest which accrues during the period of the loan. To borrow the security, the Portfolio may be required to pay a fee which would increase the cost of the security sold.

Until a Portfolio replaces a borrowed security used in a short sale, it will set aside liquid assets in segregated accounts equal to the current market value of the security sold short or otherwise cover the short position. No more than 25% of any Portfolio's net assets will be, when added together: (1) deposited as collateral for the obligation to replace securities borrowed in connection with short sales and (2) segregated in accounts in connection with short sales.

A Portfolio incurs a loss in a short sale if the price of the security increases between the date of the short sale and the date the Portfolio replaces the borrowed security. On the other hand, a Portfolio will realize gain if the security's price decreases between the date of the short sale and the date the security is replaced.

XV. LOANS OF PORTFOLIO SECURITIES

A.  DESCRIPTION OF SECURITIES LOANS

All of the Portfolios except the Money market Portfolio may lend the securities they hold to broker-dealers, qualified banks and certain institutional investors. All securities loans will be made pursuant to a written agreement and continuously secured by collateral in the form of cash, U.S. Government securities or irrevocable standby letters of credit in an amount equal or great than the market value of the loaned securities plus the accrued interest and dividends. While a security is loaned, the Portfolio will continue to receive the interest and dividends on the loaned security while also receiving a fee from the borrower or earning interest on the investment of the cash collateral. Upon termination of the loan, the borrower will return to the Portfolio a security identical to the loaned security. The Portfolio will not have the right to vote a security that is on loan, but would be able to terminate the loan and retain the right to vote if that were considered important with respect to the investment.

B.  RISKS ASSOCIATED WITH LENDING SECURITIES

   The primary risk in lending securities is that the borrower may become insolvent on a day on which the loaned security is rapidly advancing in price. In this event, if the borrower fails to return the loaned security, the existing collateral might be insufficient to purchase back the full amount of the security loaned, and the borrower would be unable to furnish additional collateral. The borrower would be liable for any shortage but the Portfolio would be an unsecured creditor with respect to any shortfall and might not be able to recover all or any of it. However, this risk can be decreased by the careful selection of borrowers and securities to be lent.

None of the Portfolios will lend securities to entities affiliated with Prudential.

XVI. ILLIQUID SECURITIES

Each Portfolio, other than the Money Market Portfolio, may hold up to 15% of its net assets in illiquid securities. The Money Market Portfolio may hold up to 10% of its net assets in illiquid securities. Securities are "illiquid" if they cannot be sold in the ordinary course of business within seven days at approximately the value at which the Portfolio has them valued. Repurchase agreements with a maturity of greater than seven days are considered illiquid.

The Portfolios may purchase securities which are not registered under the Securities Act of 1933 but which can be sold to qualified institutional buyers in accordance with Rule 144A under that Act. These securities will not be considered illiquid so long as it is determined by the investment adviser, acting under guidelines approved and monitored by the Board of Directors, that an adequate trading market exists for that security. In making that determination, the investment adviser will consider, among other relevant factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades. A Portfolio's treatment of Rule 144A securities as liquid could have the effect of increasing the level of portfolio illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. In addition, the investment adviser, acting under guidelines approved and monitored by the Board of Directors, may conditionally determine, for purposes of the 15% test, that certain commercial paper issued in reliance on the exemption from registration in Section 4(2) of the Securities Act of 1933 will not be considered illiquid, whether or not it may be resold under Rule 144A. To make that determination, the following conditions must be met: (1) the security must not be traded flat or in default as to principal or interest; (2) the security must be rated in one of the two highest rating categories by at least two nationally recognized statistical rating organizations ("NRSROs"), or if only one NRSRO rates the security, by that NRSRO; if the security is unrated, the investment adviser must determine that the security is of equivalent quality; and (3) the investment adviser must consider the trading market for the specific security, taking into account all relevant factors. The investment adviser will continue to monitor the liquidity of any Rule 144A security or any
Section 4(2) commercial paper which has been determined to be liquid and, if a security is no longer liquid because of changed conditions, the holdings of illiquid securities will be reviewed to determine if any steps are required to assure that the 15% test continues to be satisfied.

XVII.  FURTHER INFORMATION ABOUT THE ZERO COUPON BOND PORTFOLIOS

As stated in the prospectus, the objective of Zero Coupon Bond Portfolios 2000 and 2005 is to achieve the highest predictable compounded investment return for a specified period of time, consistent with the safety of invested capital. This discussion provides a more detailed explanation of the investment policies that will be employed to manage these Portfolios.

If each Zero Coupon Bond Portfolio held only stripped securities that were obligations of the United States Government, maturing on the liquidation date, the compounded yield of the Portfolio from the date of initial investment until the liquidation date could be calculated arithmetically to a high degree of accuracy. By: (i) including stripped corporate obligations and interest bearing debt securities; (ii) including securities with maturity dates within 2 years of the liquidation date; and (iii) more actively managing the Portfolio, the accuracy of the predicted yield is reduced somewhat with the objective of achieving an increased yield. The reduction in accuracy is kept to an acceptably small amount, however, by an investment technique known as "immunization." By purchasing securities with maturity dates or with interest payment dates prior to the liquidation date, a risk is incurred that the payments received will not be able to be reinvested at interest rates as high as or higher than the yield initially predicted. This is known as "reinvestment risk." By including securities with maturity dates after the liquidation date, a risk is incurred that, because interest rates have increased, the market value of such securities will be lower than had been anticipated. This is known as "market risk." It is also possible, conversely, that payments received prior to the liquidation date can be reinvested at higher rates than the predicted yield and that the value of unmatured securities on the liquidation date will be greater than anticipated. Reinvestment risk and market risk are thus reciprocal in that any change in the general level of interest rates has an opposite effect on the two classes of securities described above.

The Portfolios' investment adviser seeks to balance these risks by making use of the concept of "duration." A bond's duration is the average weighted period of time until receipt of all scheduled cash payments under the bond (whether principal or interest), where the weights are the present value of the amounts to be received on each payment date. Unlike the concept of a bond's "term to maturity," therefore, duration takes into account both the amount and timing of a bond's interest payments, in addition to its maturity date and yield to maturity. The duration of a zero coupon bond is the product of the face amount of the bond and the time until maturity. As applied to a Portfolio of bonds, a Portfolio's "duration" is the average weighted period of time until receipt of all scheduled payments, whether principal or interest, from all bonds in the Portfolio.

When a Portfolio's duration is equal to the length of time remaining until its liquidation date, fluctuations in the amount of income accumulated by the Portfolio through reinvestment of coupon or principal payments received prior to the liquidation date (i.e., fluctuations caused by reinvestment risk) will, over the period ending on the liquidation date, be approximately equal in magnitude to, but opposite in direction from, fluctuations in the market value on the liquidation date of the Portfolio's unmatured bonds (i.e., fluctuations caused by market risk). By maintaining each Portfolio's duration within 1 year of the length of time remaining until its liquidation date, Prudential believes that each Portfolio's value on its liquidation date, and hence an investor's compounded investment return to that date, will largely be immunized against changes in the general level of interest rates. The success of this technique could be affected, however, by such factors as changes in the relationship between long-term and short-term interest rates and changes in the difference between the yield on corporate and Treasury securities.

Prudential will also calculate a projected yield for each Zero Coupon Bond Portfolio. At the beginning of each week, after the net asset value of each Zero Coupon Bond Portfolio has been determined, Prudential will calculate the compounded annual yield that will result if all securities in the Portfolio are held until the liquidation date or, if earlier, until their maturity dates (with the proceeds reinvested until the liquidation date). This is the predicted yield for that date. It can also be expressed as the amount to which a premium of $10,000 is predicted to grow by the Portfolio's liquidation date. Both of these numbers will be furnished upon request. Unless there is a significant change in the general level of interest rates--in which case a recalculation will be made--the predicted yield is not likely to vary materially over the course of each week.

As stated in the prospectus, as much as 30% of each Portfolio's assets may be invested in zero coupon debt securities issued by United States corporations or in high grade interest bearing debt securities, provided that no more than 20% of the assets of the Portfolio may be invested in interest bearing securities. The extent to which the Portfolio invests in interest bearing securities may rise above 20% as the Portfolio moves closer to its liquidation date since both reinvestment risk and market risk become smaller as the period to the liquidation date decreases.

                             INVESTMENT RESTRICTIONS

Set forth below are certain investment restrictions applicable to the Portfolios. Restrictions 1, 3, 5, and 8-11 are fundamental and may not be changed without shareholder approval as required by the 1940 Act. Restrictions 2, 4, 6, 7, and 12 are not fundamental and may be changed by the Board of Directors without shareholder approval. None of the Portfolios will:

     1. Buy or sell real estate and mortgages, although the Portfolios may buy and sell securities that are secured by real estate and securities of real estate investment trusts and of other issuers that engage in real estate operation. Buy or sell commodities or commodities contracts, except that the Diversified Stock, Balanced, and Specialized Portfolios may purchase and sell stock index futures contracts and related options; the Fixed Income Portfolios (other than the Money Market and Zero Coupon Bond Portfolios), the Global Portfolio, and the Balanced Portfolios may purchase and sell interest rate futures contracts and related options; and all Portfolios (other than the Money Market, Government Income, Zero Coupon Bond, and Small Capitalization Stock Portfolios) may purchase and sell foreign currency futures contracts and related options and forward foreign currency exchange contracts.

     2. Except as part of a merger, consolidation, acquisition or reorganization, invest more than 5% of the value of its total assets in the securities of any one investment company or more than 10% of the value of its total assets, in the aggregate, in the securities of two or more investment companies, or acquire more than 3% of the total outstanding voting securities of any one investment company.

     3. Acquire securities for the purpose of exercising control or management of any company except in connection with a merger, consolidation, acquisition or reorganization.

     4. Make short sales of securities or maintain a short position, except that the Diversified Bond, 20/20 Focus, High Yield Bond, Government Income, Conservative Balanced and Flexible Managed Portfolios may sell securities short up to 25% of their net assets and except that the Portfolios (other than the Money Market and Zero Coupon Bond Portfolios) may make short sales against the box. Collateral arrangements entered into with respect to options, futures contracts and forward contracts are not deemed to be short sales. Collateral arrangements entered into with respect to interest rate swap agreements are not deemed to be short sales.

     5. Purchase securities on margin or otherwise borrow money or issue senior securities except that the Diversified Bond, High Yield Bond and Government Income Portfolios, as well as the fixed income portions of the Balanced Portfolios, may enter into reverse repurchase agreements, dollar rolls and may purchase securities on a when-issued and delayed delivery basis; except that the Money Market Portfolio and the money market portion of any Portfolio may enter into reverse repurchase agreements and may purchase securities on a when-issued and delayed delivery basis; and except that the Equity, Prudential Jennison, 20/20 Focus, Small Capitalization Stock, Equity Income, Natural Resources, Global, Flexible Managed and Conservative Balanced Portfolios may purchase securities on a when-issued or a delayed delivery basis. The Fund may also obtain such short-term credit as it needs for the clearance of securities transactions and may borrow from a bank for the account of any Portfolio as a temporary measure to facilitate redemptions (but not for leveraging or investment) or to exercise an option, an amount that does not exceed 5% of the value of the Portfolio's total assets (including the amount owed as a result of the borrowing) at the time the borrowing is made. Interest paid on borrowings will not be available for investment. Collateral arrangements with respect to futures contracts and options thereon and forward foreign currency exchange contracts (as permitted by restriction no. 1) are not deemed to be the issuance of a senior security or the purchase of a security on margin. Collateral arrangements with respect to the writing of the following options by the following Portfolios are not deemed to be the issuance of a senior security or the purchase of a security on margin:
          Diversified Stock and Specialized Portfolios other than the Stock Index Portfolio (options on equity securities, stock indexes, foreign currencies) and the Small Capitalization Stock Portfolio (options on equity securities, stock indexes); Balanced Portfolios (options on debt securities, equity securities, stock indexes, foreign currencies); Diversified Bond and High Yield Bond Portfolios (options on debt securities, foreign currencies); Government Income Portfolio (options on debt securities). Collateral arrangements entered into by the Fixed Income Portfolios (other than the Money Market and Zero Coupon Bond Portfolios) and the Balanced Portfolios with respect to interest rate swap agreements are not deemed to be the issuance of a senior security or the purchase of a security on margin.

     6. Enter into reverse repurchase agreements if, as a result, the Portfolio's obligations with respect to reverse repurchase agreements would exceed 10% of the Portfolio's net assets (defined to mean total assets at market value less liabilities other than reverse repurchase agreements); except that the Diversified Bond, High Yield Bond, and Government Income Portfolios, as well as the fixed income portions of the Conservative Balanced and Flexible Managed Portfolios, may enter into reverse repurchase agreements and dollar rolls provided that the Portfolio's obligations with respect to those instruments do not exceed 30% of the Portfolio's net assets (defined to mean total assets at market value less liabilities other than reverse repurchase agreements and dollar rolls).

     7. Pledge or mortgage assets, except that no more than 10% of the value of any Portfolio may be pledged (taken at the time the pledge is made) to secure authorized borrowing and except that a Portfolio may enter into reverse repurchase agreements. Collateral arrangements entered into with respect to futures and forward contracts and the writing of options are not deemed to be the pledge of assets. Collateral arrangements entered into with respect to interest rate swap agreements are not deemed to be the pledge of assets.

     8. Lend money, except that loans of up to 10% of the value of each Portfolio may be made through the purchase of privately placed bonds, debentures, notes, and other evidences of indebtedness of a character customarily acquired by institutional investors that may or may not be convertible into stock or accompanied by warrants or rights to acquire stock. Repurchase agreements and the purchase of publicly traded debt obligations are not considered to be "loans" for this purpose and may be entered into or purchased by a Portfolio in accordance with its investment objectives and policies.

     9. Underwrite the securities of other issuers, except where the Fund may be deemed to be an underwriter for purposes of certain federal securities laws in connection with the disposition of Portfolio securities and with loans that a Portfolio may make pursuant to item 8 above.

     10. Make an investment unless, when considering all its other investments, 75% of the value of a Portfolio's assets would consist of cash, cash items, obligations of the United States Government, its agencies or instrumentalities, and other securities. For purposes of this restriction, "other securities" are limited for each issuer to not more than 5% of the value of a Portfolio's assets and to not more than 10% of the issuer's outstanding voting securities held by the Fund as a whole. Some uncertainty exists as to whether certain of the types of bank obligations in which a Portfolio may invest, such as certificates of deposit and bankers' acceptances, should be classified as "cash items" rather than "other securities" for purposes of this restriction, which is a diversification requirement under the 1940 Act. Interpreting most bank obligations as "other securities" limits the amount a Portfolio may invest in the obligations of any one bank to 5% of its total assets. If there is an authoritative decision that any of these obligations are not "securities" for purposes of this diversification test, this limitation would not apply to the purchase of such obligations.

     11. Purchase securities of a company in any industry if, as a result of the purchase, a Portfolio's holdings of securities issued by companies in that industry would exceed 25% of the value of the Portfolio, except that this restriction does not apply to purchases of obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities or issued by domestic banks. For purposes of this restriction, neither finance companies as a group nor utility companies as a group are considered to be a single industry and will be grouped instead according to their services; for example, gas, electric, and telephone utilities will each be considered a separate industry. For purposes of this exception, domestic banks shall include all banks which are organized under the laws of the United States or a state (as defined in the 1940 Act), U.S. branches of foreign banks that are subject to the same regulations as U.S. banks and foreign branches of domestic banks (as permitted by the Securities and Exchange Commission ("SEC").

     12. Invest more than 15% of its net assets in illiquid securities. (The Money Market Portfolio will not invest more than 10% of its net assets in illiquid securities.) For purposes of this restriction, illiquid securities are those deemed illiquid pursuant to SEC regulations and guidelines, as they may be revised from time to time.

Consistent with item 5 above, the Fund has entered into a credit agreement (the "Line of Credit") with an unaffiliated lender to facilitate redemptions if necessary. The maximum commitment under the Line of Credit, which expires on December 18, 1998, is $250,000,000. The Fund pays a commitment fee at an annual rate of 0.055 of 1% of the unused portion of the Line of Credit and interest on any borrowings under the Line of Credit at market rates. As of April 30, 1998, the Fund had not borrowed against the Line of Credit.

The Natural Resources Portfolio will generally invest a substantial majority of its total assets in securities of natural resource companies. With respect to item 11 above, as it relates to the Natural Resources Portfolio, the following categories will be considered separate and distinct industries: integrated oil/domestic, integrated oil/international, crude oil production, natural gas production, gas pipeline, oil service, coal, forest products, paper, foods (including corn and wheat), tobacco, fertilizers, aluminum, copper, iron and steel, all other basic metals (e.g., nickel, lead), gold, silver, platinum, mining finance, plantations (e.g., edible oils), mineral sands, and diversified resources. A company will be deemed to be in a particular industry if the majority of its revenues is derived from or the majority of its assets is dedicated to one of the categories described in the preceding sentence. The Board of Directors of the Fund will review these industry classifications from time to time to determine whether they are reasonable under the circumstances and may change such classifications, without shareholder approval, to the extent necessary.

Certain additional non-fundamental investment policies are applicable only to the Money Market Portfolio. That Portfolio will not:

     1. Invest in oil and gas interests, common stock, preferred stock, warrants or other equity securities.

     2. Write or purchase any put or call option or combination of them, except that it may purchase putable or callable securities.

     3. Invest in any security with a remaining maturity in excess of 397 days, except that securities held pursuant to repurchase agreements may have a remaining maturity of more than 397 days.

Certain additional non-fundamental investment policies are applicable only to the High Yield Bond Portfolio. That Portfolio will not:

     1. Invest in any non-fixed income equity securities, including warrants, except when attached to or included in a unit with fixed income securities, but not including preferred stock.

     2. Invest more than 20% of the market or other fair value of its total assets in United States currency denominated issues of foreign governments and other foreign issuers; or invest more than 10% of the market or other fair value of its total assets in securities which are payable in currencies other than United States dollars. The Portfolio will not engage in investment activity in non-U.S. dollar denominated issues without first obtaining authorization to do so from the Fund's Board of Directors. See INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS, page 1.

The investments of the various Portfolios are generally subject to certain additional restrictions under the laws of the State of New Jersey. In the event of future amendments to the applicable New Jersey statutes, each Portfolio will comply, without the approval of the shareholders, with the statutory requirements as so modified. The pertinent provisions of New Jersey law as they stand are, in summary form, as follows:

     1. An Account may not purchase any evidence of indebtedness issued, assumed or guaranteed by any institution created or existing under the laws of the U.S., any U.S. state or territory, District of Columbia, Puerto Rico, Canada or any Canadian province, if such evidence of indebtedness is in default as to interest. "Institution" includes any corporation, joint stock association, business trust, business joint venture, business partnership, savings and loan association, credit union or other mutual savings institution.

     2. The stock of a corporation may not be purchased unless: (i) the corporation has paid a cash dividend on the class of stock during each of the past 5 years preceding the time of purchase; or (ii) during the 5-year period the corporation had aggregate earnings available for dividends on such class of stock sufficient to pay average dividends of 4% per annum computed upon the par value of such stock or upon stated value if the stock has no par value. This limitation does not apply to any class of stock which is preferred as to dividends over a class of stock whose purchase is not prohibited.

     3. Any common stock purchased must be: (i) listed or admitted to trading on a securities exchange in the United States or Canada; or (ii) included in the National Association of Securities Dealers' national price listings of "over-the-counter" securities; or (iii) determined by the Commissioner of Insurance of New Jersey to be publicly held and traded and have market quotations available.

     4. Any security of a corporation may not be purchased if after the purchase more than 10% of the market value of the assets of a Portfolio would be invested in the securities of such corporation.

As a result of these currently applicable requirements of New Jersey law, which impose substantial limitations on the ability of the Fund to invest in the stock of companies whose securities are not publicly traded or who have not recorded a 5-year history of dividend payments or earnings sufficient to support such payments, the Portfolios will not generally hold the stock of newly organized corporations. Nonetheless, an investment not otherwise eligible under items 1 or 2 above may be made if, after giving effect to the investment, the total cost of all such non-eligible investments does not exceed 5% of the aggregate market value of the assets of the Portfolio.

Investment limitations also arise under the insurance laws and regulations of Arizona and may arise under the laws and regulations of other states. Although compliance with the requirements of New Jersey law set forth above will ordinarily result in compliance with any applicable laws of other states, under some circumstances the laws of other states could impose additional restrictions on the Portfolios. For example, the Fund will generally invest no more than 10% of its assets in the obligations of banks of the foreign countries enumerated in item 2 of the Appendix to the prospectus.

Current federal income tax laws require that the assets of each Portfolio be adequately diversified so that Prudential and other insurers with separate accounts which invest in the Fund, as applicable, and not the Contract owners, are considered the owners of assets held in the Accounts for federal income tax purposes. See DIVIDENDS, DISTRIBUTIONS, AND TAXES in the prospectus. Prudential intends to maintain the assets of each Portfolio pursuant to those diversification requirements.

               INVESTMENT MANAGEMENT AND DISTRIBUTION ARRANGEMENTS

I. INVESTMENT MANAGEMENT ARRANGEMENTS

Prudential is the investment advisor of the Fund. It is the largest insurance company in the United States. The Fund has entered into an Investment Advisory Agreement with Prudential under which Prudential will, subject to the direction of the Board of Directors of the Fund, be responsible for the management of the Fund, and provide investment advice and related services to each Portfolio. Prudential has entered into a Service Agreement with its wholly-owned subsidiary The Prudential Investment Corporation ("PIC"), which provides that PIC will furnish to Prudential such services as Prudential may require in connection with Prudential's performance of its obligations under advisory agreements with clients which are registered investment companies. In addition, Prudential has entered into a Subadvisory Agreement with its wholly-owned subsidiary Jennison Associates Capital Corp. ("Jennison") under which Jennison furnishes investment advisory services in connection with the management of the Prudential Jennison Portfolio. More detailed information about Prudential and its role as investment adviser can be found in INVESTMENT MANAGEMENT ARRANGEMENTS AND EXPENSES in the prospectus.

Under the Investment Advisory Agreement, Prudential receives an investment management fee as compensation for its services to the Fund. The fee is a daily charge, payable quarterly, equal to an annual percentage of the average daily net assets of each individual Portfolio.

The investment management fee for the Stock Index Portfolio is equal to an annual rate of 0.35% of the average daily net assets of the Portfolio. For the Money Market, Diversified Bond, Government Income, Zero Coupon Bond, Equity Income, and Small Capitalization Stock Portfolios that fee is equal to an annual rate of 0.40% of the average daily net assets of each of the Portfolios. For the Equity and Natural Resources Portfolios, the fee is equal to an annual rate of 0.45% of the average daily net assets of each of the Portfolios. The fee for the Conservative Balanced and High Yield Bond Portfolios is equal to an annual rate of 0.55% of the average daily net assets of each of the Portfolios. For the Flexible Managed and Prudential Jennison Portfolios, the fee is equal to an annual rate of 0.60% of the average daily net assets of the Portfolio. The fee for the Global Portfolio is equal to an annual rate of 0.75% of the average daily net assets of the Portfolio. Under the Service Agreement, Prudential pays PIC a portion of the fee it receives for providing investment management services. Prudential pays Jennison a portion of the fee it receives for providing investment management services to the Prudential Jennison Portfolio.

For the years ended December 31, 1998, 1997 and 1996, Prudential was paid the following fees for providing investment management services to the Portfolios:




                                                             INVESTMENT MANAGEMENT FEES
                                                                 YEAR ENDED DECEMBER 31
                                                   -----------------------------------------------
PORTFOLIO                                          1998                   1997             1996
---------                                          ----                   ----             ----
Money Market Portfolio                                             $  2,667,947       $ 2,495,613
Diversified Bond Portfolio                                            2,981,884         2,713,429
Government Income Portfolio                                           1,758,870         1,957,623
Zero Coupon Bond 1995 Portfolio                                           --               --
Zero Coupon Bond 2000 Portfolio                                         161,101           119,545
Zero Coupon Bond 2005 Portfolio                                         123,525            97,040
Conservative Balanced Portfolio                                       25,757,735       23,052,572
Flexible Managed Portfolio                                            31,740,440       27,247,674
High Yield Bond Portfolio                                              2,679,304        2,192,765
Stock Index Portfolio                                                  7,121,699        4,488,042
Equity Income Portfolio                                                6,601,602        4,863,078
Equity Portfolio                                                      24,840,379       19,216,733
14,518,058
Prudential Jennison Portfolio (1)                                      2,063,572          821,423
Small Capitalization Stock Portfolio (1)                                 867,687          362,830
Global Portfolio                                                       4,836,302        3,671,568
Natural Resources Portfolio                                            1,975,906        1,662,931
                                                                    ------------      -----------
      Total                                                         $116,177,953      $94,962,866
                                                                    ============      ===========


(1) Portfolio commenced operations on April 25, 1995.

The Investment Advisory Agreement requires Prudential to pay for maintaining any Prudential staff and personnel who perform clerical, accounting, administrative, and similar services for the Fund, other than investor services and any daily Fund accounting services. It also requires Prudential to pay for the equipment, office space and related facilities necessary to perform these services and the fees or salaries of all officers and directors of the Fund who are affiliated persons of Prudential or of any subsidiary of Prudential.

Each Portfolio pays all other expenses incurred in its individual operation and also pays a portion of the Fund's general administrative expenses allocated on the basis of the asset size of the respective Portfolios. Expenses that will be borne directly by the Portfolios include redemption expenses, expenses of portfolio transactions, shareholder servicing costs, interest, certain taxes, charges of the custodian and transfer agent, and other expenses attributable to a particular Portfolio. Expenses that will be allocated among all Portfolios include legal expenses, state franchise taxes, auditing services, costs of printing proxies, costs of stock certificates, SEC fees, accounting costs, the fees and expenses of directors of the Fund who are not affiliated persons of Prudential or any subsidiary of Prudential, and other expenses properly payable by the entire Fund. If the Fund is sued, litigation costs may be directly applicable to one or more Portfolio or allocated on the basis of the size of the respective Portfolios, depending upon the nature of the lawsuit. The Fund's Board of Directors has determined that this is an appropriate method of allocating expenses.

Under the Investment Advisory Agreement, Prudential has agreed to refund to a Portfolio (except the Global Portfolio) the portion of the investment management fee for that Portfolio equal to the amount that the aggregate annual ordinary operating expenses of that Portfolio (excluding interest, taxes, and brokerage fees and commissions but including investment management fees) exceeds 0.75% of the Portfolio's average daily net assets. There is no expense limitation or reimbursement provision for the Global Portfolio.

The Investment Advisory Agreement with Prudential was most recently approved by the Fund's Board of Directors, including a majority of the Directors who are not interested persons of Prudential, on May 28, 1998 with respect to all Portfolios. The Investment Advisory Agreement was most recently approved by the shareholders in accordance with instructions from Contract owners at their 1989 annual meeting with respect to all Portfolios except the Prudential Jennison and Small Capitalization Stock Portfolios. A Supplemental Advisory Agreement regarding the Prudential Jennison and Small Capitalization Stock Portfolios was approved by the Fund Board of Directors on December 20, 1994 and by the sole shareholder of the Prudential Jennison and Small Capitalization Stock Portfolios on April 5, 1995. A Supplemental Advisory Agreement with the 20/20 Focus Portfolio and the Diversified Conservative Growth Portfolio was approved by the Fund's Board of Directors on February 25, 1999 and by the sole shareholder of those Portfolios on _____, 1999. The Investment Advisory and Supplemental Investment Advisory Agreements will continue in effect if approved annually by:
(1) a majority of the non-interested persons of the Fund's Board of Directors; and (2) by a majority of the entire Board of Directors or by a majority vote of the shareholders of each Portfolio. The required shareholder approval of the Agreements shall be effective with respect to any Portfolio if a majority of the voting shares of that Portfolio vote to approve the Agreements, even if the Agreements are not approved by a majority of the voting shares of any other Portfolio or by a majority of the voting shares of the entire Fund. The Agreements provide that they may not be assigned by Prudential and that they may be terminated upon 60 days' notice by the Fund's Board of Directors or by a majority vote of its shareholders. Prudential may terminate the Agreements upon 90 days' notice.

The Service Agreement between Prudential and PIC was most recently ratified by shareholders of the Fund at their 1989 annual meeting with respect to all Portfolios except for the Prudential Jennison, Small Capitalization Stock, 20/20 Focus and Diversified Conservative Growth Portfolios, which had not yet been established. The Service Agreement with respect to the Prudential Jennison and Small Capitalization Stock Portfolios and the Investment Subadvisory Agreement with Jennison were ratified by the sole shareholder of those Portfolios on April 5, 1995. The Service Agreement with respect to the 20/20 Focus and Diversified Conservative Growth Portfolios were ratified by the sole shareholder of those Portfolios on _________, 1999. The Service Agreement between Prudential and PIC will continue in effect as to the Fund for a period of more than 2 years from its execution, only so long as such continuance is specifically approved at least annually in the same manner as the Investment Advisory Agreement between Prudential and the Fund. The Service Agreement may be terminated by either party upon not less than 30 days prior written notice to the other party, will terminate automatically in the event of its assignment, and will terminate automatically as to the Fund in the event of the assignment or termination of the Investment Advisory Agreement between Prudential and the Fund. Prudential is not relieved of its responsibility for all investment advisory services under the Investment Advisory Agreement.

The Fund has entered into Sub-Advisory Agreements in respect of its Diversified Conservative Growth Portfolio with Jennison, PIC, Franklin Advisers, Inc. (Franklin), The Dreyfus Corporation (Dreyfus) and Pacific Investment Management Company (PIMCO). Under each Sub-Advisory Agreement, Prudential has agreed to pay the named sub-adviser an annual fee equal to 0.__% of the average net assets of the Portfolio. A brief description of Franklin, Dreyfus and PIMCO follows:

Franklin Advisers, Inc.

Franklin is a California corporation located at 777 Mariners Island Blvd., San Mateo, Ca 94404. Franklin is a wholly-owned subsidiary of Franklin Resources Inc., a publicly-owned company engaged in the financial services industry through its subsidiaries. Franklin advises 97 domestic equity and fixed income mutual funds in the Franklin Templeton Group of funds. As of June 30, 1998, Franklin and its affiliates managed over $230 in assets.

The Dreyfus Corporation

The Dreyfus Corporation has its headquarters at 200 Park Avenue, New York, NY 10166. Dreyfus is a subsidiary of Mellon Bank corporation, a broad-based financial services company with a bank at its core, and over $300 billion under management or administration. Dreyfus currently manages over $100 billion in assets in in both equity and fixed income mutual funds.

Pacific Investment Management Company

PIMCO is a Delaware general partnership located at 840 Newport Center Drive, Newport Beach, CA 92660. PIMCO is a subsidiary of PIMCO Advisors L.P. ("PIMCO Advisors"). The general partners of PIMCO Advisors are PIMCO Partners, G.P. and PIMCO Advisors Holdings L.P. ('PAH"). PIMCO Partners, G.P. is a general partnership between PIMCO Holding LLC, a Delaware limited liability company and indirect wholly-owned subsidiary of Pacific Life Insurance company, and Pimco Partners LLC, a California limited liability company controlled by the PIMCO Managing Directors. PimCO Partners, G.P. is the sole general partner of PAH. PIMCO is registered as an investment advisor with the Commission and as a commodity trading advisor with the CFTC. As of December 31, 1997, PIMCO had approximately $118 billion of assets under management. pimco also manages the Intermediate-Term Bond and Total Return Bond Portfolios of The Target Portfolio Trust.

Prudential also serves as the investment adviser to several other investment companies. When investment opportunities arise that may be appropriate for more than one entity for which Prudential serves as investment adviser, Prudential will not favor one over another and may allocate investments among them in an impartial manner believed to be equitable to each entity involved. The allocations will be based on each entity's investment objectives and its current cash and investment positions. Because the various entities for which Prudential acts as investment adviser have different investment objectives and positions, Prudential may from time to time buy a particular security for one or more such entities while at the same time it sells such securities for another.

Prudential is currently considering reorganizing itself into a stock company. This form of reorganization, known as demutualization, is a complex process that may take two or more years to complete. No plan of demutualization has been adopted yet by Prudential's Board of Directors. Adoption of a plan of demutualization would occur only after enactment of appropriate legislation in New Jersey and would have to be approved by Prudential policyholders and appropriate state insurance regulators. Throughout the process, there will be a continuing evaluation by the Board of Directors and management of Prudential as to the desirability of demutualization. The Prudential Board of Directors, in its discretion, may choose not to demutualize or to delay demutualization for a time.

II. DISTRIBUTION ARRANGEMENTS

Prudential Investment Management Services LLC (PIMS), an indirect wholly-owned subsidiary of Prudential, acts as the principal underwriter of the Fund. PIMS is a limited liability corporation organized under Delaware law in 1996. PIMS is a registered broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. PIMS' principal business address is 751 Broad Street, Newark, New Jersey 07102-3777.

The Fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 (the Plan) in respect of Class II of each Portfolio. The expenses incurred under the Plan include commissions and account servicing fees paid to, or on account of, insurers or their agents who sell Class II shares, advertising expenses, indirect and overhead costs of the

Fund's underwriter associated with the sale of Class II shares. Under the Plan, the Fund pays the Fund's underwriter 0.25 of 1% of the average net assets of the Class II shares.

The Class II Plan will continue in effect from year to year, upon annual approval by a vote of the Fund's Board of Directors, including a majority vote of the Directors who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (the 12b-1 Directors). The Plan may be terminated at any time, without penalty, by the vote of a majority of the Rule 12b-1 Directors or by the vote of the holders of a majority of the outstanding shares of Class II written notice. The Plan may not be amended to materially increase the amounts payable thereunder.

                  OTHER INFORMATION CONCERNING THE SERIES FUND

I. INCORPORATION AND AUTHORIZED STOCK

The Fund was incorporated under Maryland law on November 15, 1982. As of the date of this SAI, the shares of capital stock are divided into thirty-four classes: Conservative Balanced Portfolio Capital Stock - Class I, Conservative Balanced Portfolio Capital Stock - Class II, Diversified Bond Portfolio Capital Stock - Class I, Diversified Bond Portfolio Capital Stock - Class II, Diversified Conservative Growth Portfolio Capital Stock - Class I, Diversified Conservative Growth Portfolio Capital Stock - Class II, Equity Portfolio Capital Stock - Class I, Equity Portfolio Capital Stock - Class II, Equity Income Portfolio Capital Stock Class I, Equity Income Portfolio Capital Stock - Class II, Flexible Managed Portfolio Capital Stock - Class I, Flexible Managed Portfolio Capital Stock - Class II, Global Portfolio Capital Stock - Class I, Global Portfolio Capital Stock - Class II, Government Income Portfolio Capital Stock - Class I, Government Income Portfolio Capital Stock - Class II, High Yield Bond Portfolio Capital Stock - Class I, Yield Bond Portfolio Capital Stock
- Class II, Money Market Portfolio Capital Stock - Class I, Money Market Portfolio Capital Stock - Class II, Natural Resources Portfolio Capital Stock - Class I, Natural Resources Portfolio Capital Stock Class II, Prudential Jennison Portfolio Capital Stock - Class I, Prudential Jennison Portfolio Capital Stock - Class II, Small Capitalization Stock Portfolio Capital Stock - Class I, Small Capitalization Stock Portfolio Capital Stock - Class II, Stock Index Portfolio Capital Stock - Class I, Stock Index Portfolio Capital Stock - Class II, 20/20 Focus Portfolio Capital Stock - Class I, 20/20 Focus Portfolio Capital Stock - Class II, Zero Coupon Bond 2000 Portfolio Capital Stock - Class I, Zero Coupon Bond 2000 Portfolio Capital Stock - Class II, Zero Coupon Bond 2005 Portfolio Capital Stock - Class I and Zero Coupon Bond 2005 Portfolio Capital Stock - Class II.

Each class of shares of each Portfolio represents an interest in the same assets of the Portfolio and is identical in all respects except that (1) Class II shares are subject to distribution and administration fees whereas Class I shares are not; (2) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to its arrangement and has separate voting rights on any matter submitted to shareholders in which the interest of one class differ from the interests of any class; and (3) each class is offered to a limited group of investors.

The shares of each class, when issued, will be fully paid and non-assessable, will have no conversion, exchange or similar rights, and will be freely transferable. Each share of each class is equal as to earnings, assets and voting privileges. Class II bears the expenses related to the distribution of its shares. IN the event of liquidation, each share of a Portfolio is entitled to its portion of all of the Portfolio's assets after all debts and expenses of the Portfolio have been paid. Since Class II shares bear distribution and administration expenses, the liquidation proceeds to Class II shareholders are likely to be lower that to Class I shareholders, whose shares are not subject to any distribution or administration fees.

From time to time, Prudential has purchased shares of the Fund to provide initial capital and to enable the Portfolios to avoid unrealistically poor investment performance that might otherwise result because the amounts available for investment are too small. Prudential will not redeem any of its shares until a Portfolio is large enough so that redemption will not have an adverse effect upon investment performance. Prudential will vote its shares in the same manner and in the same proportion as the shares held by the separate accounts that invest in the Fund, which in turn, are generally voted in accordance with instructions from Contract owners.

II. PORTFOLIO TRANSACTIONS AND BROKERAGE

Prudential, as the Portfolio's investment adviser, is responsible for decisions to buy and sell securities, options on securities and indexes, and futures and related options for the Fund. Prudential is also responsible for the selection of brokers, dealers, and futures commission merchants to effect the transactions and the negotiation of brokerage commissions, if any. Broker-dealers may receive brokerage commissions on Portfolio transactions, including options and the purchase and sale of underlying securities upon the exercise of options. Orders may be directed to any broker or futures commission merchant including, to the extent and in the manner permitted by applicable law, Prudential Securities Incorporated, an indirect wholly-owned subsidiary of Prudential (PSI).

Equity securities traded in the over-the-counter market and bonds, including convertible bonds, are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments and U.S. Government agency securities may be purchased directly from the issuer, in which case no commissions or discounts are paid. The Fund will not deal with PSI in any transaction in which PSI acts as principal. Thus, it will not deal with PSI if execution involves PSI's acting as principal with respect to any part of the Fund's order.

Portfolio securities may not be purchased from any underwriting or selling syndicate of which PSI, during the existence of the syndicate, is a principal underwriter (as defined in the 1940 Act) except in accordance with rules of the SEC. This limitation, in the opinion of the Fund, will not significantly affect the Portfolios' current ability to pursue their respective investment objectives. However, in the future it is possible that the Fund may under other circumstances be at a disadvantage because of this limitation in comparison to other funds not subject to such a limitation.

In placing orders for portfolio securities, Prudential is required to give primary consideration to obtaining the most favorable price and efficient execution. Within the framework of this policy, Prudential will consider the research and investment services provided by brokers, dealers or futures commission merchants who effect or are parties to portfolio transactions, Prudential or Prudential's other clients. Such research and investment services are those which brokerage houses customarily provide to institutional investors and include statistical and economic data and research reports on particular companies and industries. Such services are used by Prudential in connection with all of its investment activities, and some of such services obtained in connection with the execution of transactions for the Portfolios may be used in managing other investment accounts. Conversely, brokers, dealers or futures commission merchants furnishing such services may be selected for the execution of transactions for such other accounts, and the services furnished by such brokers, dealers or futures commission merchants may be used by Prudential in providing investment management for the Portfolios. Commission rates are established pursuant to negotiations with the broker, dealer or futures commission merchant based on the quality and quantity of execution services provided by the broker in the light of generally prevailing rates. Prudential's policy is to pay higher commissions to brokers, other than PSI, for particular transactions than might be charged if a different broker had been selected on occasions when, in Prudential's opinion, this policy furthers the objective of obtaining best price and execution. Prudential's present policy is not to permit higher commissions to be paid on Fund transactions in order to secure research, statistical, and investment services from brokers. Prudential might in the future authorize the payment of such higher commissions but only with the prior concurrence of the Board of Directors of the Fund, if it is determined that the higher commissions are necessary in order to secure desired research and are reasonable in relation to all the services that the broker provides.

Subject to the above considerations, PSI may act as a securities broker or futures commission merchant for the Fund. In order for PSI to effect any transactions for the Portfolios, the commissions received by PSI must be reasonable and fair compared to the commissions received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time. This standard would allow PSI to receive no more than the remuneration that would be expected to be received by an unaffiliated broker or futures commission merchant in a commensurate arm's-length transaction. Furthermore, the Board of Directors of the Fund, including a majority of the directors who are not "interested" persons, has adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to PSI are consistent with the foregoing standard. In accordance with Rule 11a2-2(T) under the Securities Exchange Act of 1934, PSI may not retain compensation for effecting transactions on a national securities exchange for the Fund unless the Fund has expressly authorized the retention of such compensation in a written contract executed by the Fund and PSI. Rule 11a2-2(T) provides that PSI must furnish to the Fund at least annually a statement setting forth the total amount of all compensation retained by PSI from transactions effected for the Fund during the applicable period. Brokerage and futures transactions with PSI are also subject to such fiduciary standards as may be imposed by applicable law.

For the years ended December 31 1998, 1997, and 1996, the Portfolios paid the following amounts in brokerage commissions:

                       COMMISSIONS PAID BY THE PORTFOLIOS
                          YEAR ENDED DECEMBER 31, 1998

                                                                    %
                            AGGREGATE        COMMISSIONS     OF COMMISSIONS
PORTFOLIO                  COMMISSIONS       PAID TO PSI       PAID TO PSI
---------                  -----------       -----------       -----------





                           -----------       -----------       -----------
                  Total
                           ===========       ===========       ===========



                       COMMISSIONS PAID BY THE PORTFOLIOS
                          YEAR ENDED DECEMBER 31, 1997

                                                                                         %
                                                 AGGREGATE        COMMISSIONS     OF COMMISSIONS
PORTFOLIO                                       COMMISSIONS       PAID TO PSI       PAID TO PSI
---------                                       -----------       -----------       -----------
Diversified Bond                               $    54,863         $        0                0%
Government Income                                    4,971                  0                0
Conservative Balanced                            3,338,897            256,752             7.69%
Flexible Managed                                6,544,4287            428,008             6.54%
High Yield Bond                                     47,273                  0                0
Stock Index                                        200,865                  0                0
Equity Income                                    2,241,887            198,726             8.86%
Equity                                           1,823,705            189,498            10.39%
Prudential Jennison                                484,086                  0                0
Small Capitalization Stock                         227,781                  0                0
Global                                           2,055,319              7,621             0.37%
Natural Resources                                  569,768                132             0.02%
                                               -----------         ----------
                  Total                        $17,593,843         $1,080,737
                                               ===========         ==========



                       COMMISSIONS PAID BY THE PORTFOLIOS
                          YEAR ENDED DECEMBER 31, 1996

                                               AGGREGATE            COMMISSIONS
PORTFOLIO                                    COMMISSIONS            PAID TO PSI
---------                                    -----------            -----------
Conservative Balanced                         $2,192,303              $120,976
Flexible Managed                               5,760,972               582,317
High Yield Bond                                      300                     0
Stock Index                                      190,060                     0
Equity Income                                    925,727                66,311
Equity                                         1,498,313               165,924
Prudential Jennison                              217,853                     0
Small Capitalization                             146,850                     0
Global                                         1,231,548                19,388
Natural Resources                                627,390                 6,608
                                             -----------              ---------
                  Total                      $12,791,316              $961,524
                                             ===========              ========


For 1998, the percentage of the aggregate dollar amount of transactions effected through Prudential Securities Incorporated was:

-------------------------.

III. CUSTODIANS

Investors Fiduciary Trust Company (IFTC), 127 West 10th Street, Kansas City, MO 64105-1716, is the custodian of the assets held by all the Portfolios except the Global Portfolio. IFTC is also the custodian of the assets held in connection with repurchase agreements entered into by the Portfolios, and is authorized to use the facilities of the Depository Trust Company and the facilities of the book-entry system of the Federal Reserve Bank with respect to securities held by these Portfolios. Brown Brothers Harriman & Co. (Brown Brothers), 40 Water Street, Boston, MA 02109, is the custodian of the assets of the Global Portfolio. Each of the Fund's custodians employs subcustodians, who were approved in accordance with regulations of the SEC, for the purpose of providing custodial service for the Fund's foreign assets held outside the United States.

IV. EXPERTS

The financial statements included in this statement of additional information and the FINANCIAL HIGHLIGHTS included in the Fund's prospectus for the years ended December 31, 1998 and December 31, 1997 have been audited by Price Waterhouse LLP, independent accountants, as stated in their report appearing herein and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. Price

Waterhouse LLP's principal business address is 1177 Avenue of the Americas, New York, NY 10036.

V. LICENSES

As part of the Investment Advisory Agreement, Prudential has granted the Fund a royalty-free, non-exclusive license to use the words "The Prudential" and "Prudential" and its registered service mark of a rock representing the Rock of Gibraltar. However, Prudential may terminate this license if Prudential or a company controlled by it ceases to be the Fund's investment adviser. Prudential may also terminate the license for any other reason upon 60 days' written notice; but, in this event, the Investment Advisory Agreement shall also terminate 120 days following receipt by the Fund of such notice, unless a majority of the outstanding voting securities of the Fund vote to continue the Agreement notwithstanding termination of the license.

The Fund is not sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to Contract owners or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 500 Index or the S&P SmallCap 600 Index to track general stock market performance. S&P's only relationship to the Fund is the licensing of certain trademarks and trade names of S&P and the S&P 500 Index. The S&P 500 Index and the S&P SmallCap 600 Index are determined, composed and calculated by S&P without regard to the Fund, the Stock Index Portfolio or the Small Capitalization Stock Portfolio. S&P has no obligation to take the needs of the Fund or the Contract owners into consideration in determining, composing or calculating the S&P 500 Index or the S&P SmallCap 600 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Fund shares or the timing of the issuance or sale of those shares or in the determination or calculation of the equation by which the shares are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Fund shares.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX, THE S&P SMALLCAP 600 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED AS TO RESULTS TO BE OBTAINED BY THE SERIES FUND, CONTRACT OWNERS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX, THE S&P SMALLCAP 600 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX, THE S&P SMALLCAP 600 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE

FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

                          MANAGEMENT OF THE SERIES FUND

The names of all directors and major officers of the Fund and the principal occupation of each during the last 5 years are shown below. Unless otherwise stated, the address of each director and officer is 751 Broad Street, Newark, New Jersey 07102-3777.

                          DIRECTORS OF THE SERIES FUND

MENDEL A. MELZER, CFA*, 38, Chairman of the Board--Chief Investment Officer of Prudential Investments since 1998; 2996 to 1998: Chief Investment Officer of Prudential Mutual Funds; 1995 to 1996: Chief Financial Officer of the Money Management Group of Prudential; 1993 to 1995: Senior Vice President and Chief Financial Officer of Prudential Preferred Financial Services; Prior to 1993:
Managing Director, The Prudential Investment Corporation.

E. MICHAEL CAULFIELD*, 52, Director--Executive Vice President, Prudential Financial Management since 1998; 1995 to 1998: Chief Executive Officer of Prudential Investments; 1995: Chief Executive Officer, Prudential Preferred Financial Services; 1993 to 1995: President, Prudential Preferred Financial Services; 1992 to 1993: President, Prudential Property and Casualty Insurance Company; Prior to 1992: President of Investment Services of Prudential.

SAUL K. FENSTER, 66, Director--President of New Jersey Institute of Technology.
Address: 323 Martin Luther King Boulevard, Newark, New Jersey 07102.

W. SCOTT MCDONALD, JR., 62, Director--Vice President, Kaludis Consulting Group since 1997; 1995 to 1996: Principal, Scott McDonald & Associates; Prior to 1995:
Executive Vice President of Fairleigh Dickinson University. Address: 9 Zamrok Way, Morristown, New Jersey 07960.

JOSEPH WEBER, 75, Director--Vice President, Interclass (international corporate learning). Address: 37 Beachmont Terrace, North Caldwell, New Jersey 07006.

                         OFFICERS WHO ARE NOT DIRECTORS

CAREN A. CUNNINGHAM, Secretary--Assistant General Counsel of Prudential Mutual Fund Management, Inc. since 1997; 1994 to 1997: Vice President and Associate General Counsel of Smith Barney Mutual Fund Management Inc.

GRACE C. TORRES, Treasurer and Principal Financial and Accounting Officer--First Vice President of PIFM since 1996; 1994 to 1996: First Vice President of Prudential Securities Inc.

STEPHEN M. UNGERMAN, Assistant Treasurer--Vice President and Tax Director of Prudential Investments since 1996; 1993 to 1996: First Vice President of Prudential Mutual Fund Management, Inc.

No director or officer of the Fund who is also an officer, director or employee of Prudential or its affiliates is entitled to any remuneration from the Fund for services as one of its directors or officers. An single annual retainer fee of $35,000 is paid to each of the directors who is not an interested person of the Fund for services rendered to five different Prudential mutual funds, including this Fund. (The amount paid in respect of each fund is determined on the basis of the funds' relative average net assets.) The directors who are not interested persons of the Fund are also reimbursed for all expenses incurred in connection with attendance at meetings.

*These members of the Board are interested persons of Prudential, its affiliates or the Fund as defined in the 1940 Act. Certain actions of the Board, including the annual continuance of the Investment Advisory Agreement between the Fund and Prudential, must be approved by a majority of the members of the Board who are not interested persons of Prudential, its affiliates or the Fund. Mr. Melzer and Mr. Caulfield, two of the five members of the Board, are interested persons of Prudential and the Fund, as that term is defined in the 1940 Act, because they are officers and/or affiliated persons of Prudential, the investment advisor to the Fund. Messrs. Fenster, McDonald, and Weber are not interested persons of Prudential, its affiliates or the Fund. However, Mr. Fenster is President of the New Jersey Institute of Technology. Prudential has issued a group annuity contract to the Institute and provides group life and group health insurance to its employees.

The following table sets forth the aggregate compensation paid by the Fund to the Directors who are not affiliated with Prudential for the fiscal year ended December 31, 1998 and the aggregate compensation paid to such Directors for service on the Fund's Board and the Boards of any other investment companies managed by Prudential for the calendar year ended December 31, 1998. Below are listed all Directors who have served the Fund during its most recent fiscal year.


                               COMPENSATION TABLE



                                                         PENSION OR                             TOTAL
                                                         RETIREMENT          ESTIMATED       COMPENSATION
                                     AGGREGATE        BENEFITS ACCRUED        ANNUAL       RELATED TO FUNDS
                                 COMPENSATION FROM    AS PART OF SERIES    BENEFITS UPON      MANAGED BY
  NAME AND POSITION                SERIES FUND         FUND EXPENSES        RETIREMENT     PRUDENTIAL (**)
  -----------------                -----------         -------------       ------------    ---------------
E. Michael Caulfield*                                        --                 --
Saul K. Fenster                                             None                N/A        $35,000 (5)
W. Scott McDonald                                           None                N/A        $35,000 (5)
Mendel A. Melzer, CFA*                                       --                 --
Joseph Weber                                                None                N/A        $35,000 (5)


* Directors who are "interested" do not receive compensation from Prudential (including the Fund).

** Indicates number of funds (including the Fund) to which aggregate compensation relates.

[As of April 30, 1999, the Directors and officers of the Fund, as a group, beneficially owned less than one percent of the outstanding shares of the Fund capital stock.]

                             FINANCIAL STATEMENTS OF
                        THE PRUDENTIAL SERIES FUND, INC.

                        THE PRUDENTIAL SERIES FUND, INC.
                             SCHEDULE OF INVESTMENTS

                                                                        APPENDIX

                                  DEBT RATINGS

Moody's Investors Services, Inc. describes its categories of corporate debt securities and its "Prime-1" and "Prime-2" commercial paper as follows:

Bonds:

Aaa -- Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A -- Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa -- Bonds which are rated "Baa" are considered as medium grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba -- Bonds which are rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds which are rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -- Bonds which are rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C -- Bonds which are rated "C" are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Commercial paper:

o Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

--Leading market positions in well-established industries.

--High rates of return of funds employed.

--Conservative capitalization structure with moderate reliance on debt and ample asset protection.

--Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

--Well established access to a range of financial markets and assured sources of alternate liquidity.

o Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Standard & Poor's Ratings Services describes its grades of corporate debt securities and its "A" commercial paper as follows:

Bonds:

AAA Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A Debt rated "A" has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB Debt rated "BBB" is regarded as having adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB-B-CCC-CC-C

      Debt rated "BB", "B", "CCC", "CC", and "C" is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

Commercial paper:

      Commercial paper rated A by Standard & Poor's Ratings Services has the following characteristics: Liquidity ratios are better than the industry average. Long term senior debt rating is "A" or better. In some cases BBB credits may be acceptable. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowances made for unusual circumstances. Typically, the issuer's industry is well established, the issuer has a strong position within its industry and the reliability and quality of management is unquestioned. Issuers rated A are further referred to by use of numbers 1, 2 and 3 to denote relative strength within this classification.






THE PRUDENTIAL
SERIES FUND, INC.








          THE PRUDENTIAL INSURANCE COMPANY OF AMERICA
          751 Broad Street, Newark, NJ 07102-3777



                                                             PART C

                                                        OTHER INFORMATION

ITEM 23.

EXHIBITS

 (a) (1)  Articles of Incorporation of The Prudential                         Incorporated by reference to Post-Effective Amendment
          Series Fund, Inc.                                                   No. 33 to this Registration Statement, filed April 28,
                                                                              1997.

     (2)  Articles Supplementary to the Articles of                           Incorporated by reference to Post-Effective Amendment
          Incorporation of The Prudential Series Fund,                        No. 33 to this Registration Statement, filed April 28,
          Inc.                                                                1997.

 (b)      By-laws of The Prudential Series Fund, Inc.,                        Incorporated by reference to Post-Effective Amendment
          as amended February 16, 1990.                                       No. 33 to this Registration Statement, filed April 28,
                                                                              1997

 (d) (1)  Investment Advisory Agreement, as amended July 14, 1988             Incorporated by reference to Post-Effective Amendment
          between The Prudential Insurance Company of America and The         No. 33 to this Registration Statement, filed April 28,
          Prudential Series Fund, Inc.                                        1997.

     (2)  Supplemental Investment Advisory Agreement between The Prudential   Incorporated by reference to Post-Effective Amendment
          Insurance Company of America and The Prudential Series Fund, Inc.   No. 28 to this Registration Statement, filed April 28,
                                                                              1997.

     (3)  Subadvisory Agreement between The Prudential Insurance Company of   Incorporated by reference to Post-Effective Amendment
          America and Jennison Associates Capital Corp.                       No. 28 to this Registration Statement, filed February
                                                                              1, 1995.

     (4)  Service Agreement between The Prudential Insurance Company of       Incorporated by reference to Post-Effective Amendment
          America and The Prudential Investment Corporation.                  No. 33 to this Registration Statement, filed April 28,
                                                                              1997.

 (e)      Distribution Agreement between The Prudential Series Fund, Inc.     Incorporated by reference to Post-Effective Amendment
          and Pruco Securities Corporation.                                   No. 33 to this Registration Statement, filed April 28,
                                                                              1997.

 (g) (1)  Custodian Agreement between Chase Manhattan Bank (formerly          Incorporated by reference to Post-Effective Amendment
          Chemical Bank and Manufacturers Hanover Trust Company) and The      No. 33 to this Registration Statement, filed April 28,
          Prudential Series Fund, Inc.                                        1997.

     (1)(a)  Addendum #2 to Custodian Contract Between Chase Manhattan Bank   Incorporated by reference to Post-Effective Amendment
             and The Prudential Series Fund, Inc.                             No. 32 to this Registration Statement, filed February
                                                                              28, 1997.

     (2)  Custodian Agreement between Brown Brothers Harriman & Co. and       Incorporated by reference to Post-Effective Amendment
          The Prudential Series Fund, Inc.                                    No. 33 to this Registration Statement, filed April 28,
                                                                              1997.

     (3)  Form of Custodian Agreement between Investors Fiduciary Trust       Incorporated by reference to Post-Effective Amendment
          Company and The Prudential Series Fund, Inc.                        No. 34 to this Registration Statement, filed April 24,
                                                                              1998.

 (h) (1)  Indemnification Agreement Regarding Reg. No. 33-49994.              Incorporated by reference to Post-Effective Amendment
                                                                              No. 33 to this Registration Statement, filed April 28,
                                                                              1997.

     (2)  Indemnification Agreement Regarding Reg. No. 33-57186.              Incorporated by reference to Post-Effective Amendment
                                                                              No. 33 to this Registration Statement, filed April 28,
                                                                              1997.


                                                                C-1




 (j)      Consent of PricewaterhouseCoopers LLP  Independent accountants.     To be filed by Post-Effective Amendment.

 (n)      Financial Data Schedule.                                            To be filed by Post-Effective Amendment.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND

All of Registrant's outstanding securities are owned by the following separate accounts which are registered as unit investment trusts under the Investment Company Act of 1940 (the "Act"): The Prudential Variable Appreciable Account, The Prudential Individual Variable Contract Account, The Prudential Variable Contract Account GI-2, The Prudential Qualified Individual Variable Contract Account, The Prudential Variable Contract Account-24, The Prudential Discovery Select Group Variable Annuity Contract Account (separate accounts of Prudential); the Pruco Life Flexible Premium Variable Annuity Account; the Pruco Life PRUvider Variable Appreciable Account; the Pruco Life Variable Universal Account, the Pruco Life Variable Insurance Account, the Pruco Life Variable Appreciable Account, the Pruco Life Single Premium Variable Life Account, the Pruco Life Single Premium Variable Annuity Account (separate accounts of Pruco Life Insurance Company ["Pruco Life"]); the Pruco Life of New Jersey Flexible Premium Variable Annuity Account; the Pruco Life of New Jersey Variable Insurance Account, the Pruco Life of New Jersey Variable Appreciable Account, the Pruco Life of New Jersey Single Premium Variable Life Account, and the Pruco Life of New Jersey Single Premium Variable Annuity Account (separate accounts of Pruco Life Insurance Company of New Jersey ["Pruco Life of New Jersey"]). Pruco Life, a corporation organized under the laws of Arizona, is a direct wholly-owned subsidiary of Prudential. Pruco Life of New Jersey, a corporation organized under the laws of New Jersey, is a direct wholly-owned subsidiary of Pruco Life, and an indirect wholly-owned subsidiary of Prudential.

Registrant's shares will be voted in proportion to the directions of persons having interests in the above-referenced separate accounts. Registrant may nonetheless be deemed to be controlled by such entities by virtue of the presumption contained in Section 2(a)(9) of the Act, although Registrant disclaims such control.

The subsidiaries of Prudential are set forth in Schedule D of Prudential's Annual Statement as shown on the following pages. In addition to those subsidiaries, Prudential holds all of the voting securities of Prudential's Gibraltar Fund, Inc., a Maryland corporation, in three of its separate accounts. The Gibraltar Fund is registered as an open-end, diversified, management investment company under the Act. The separate accounts are registered as unit investment trusts under the Act. Registrant may also be deemed to be under common control with The Prudential Variable Contract Account-2, The Prudential Variable Contract Account-10, The Prudential Variable Account Contract Account-11, (separate accounts of Prudential which are registered as open-end, diversified management investment companies) and The Prudential Variable Contract Account-24 (separate account of Prudential which is registered as a unit investment trust under the Act).

                      ANNUAL STATEMENT FOR THE YEAR 1997 OF
                  THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

                         SCHEDULE D - PART 6 - SECTION 1

      Valuation of Shares of Subsidiary, Controlled or Affiliated Companies

------------------------------------------------------------------------------------------------------------------------------------
                                 1                                  2               3                4                    5
                                                                                                Do Insurer's
                                                                                                  Admitted
                                                                                                   Assets
                                                                                  NAIC             Include
                                                                  NAIC          Valuation        Intangible
                                                                 Company       Method (See         Assets
                                                                 Code or           SVO            Connected
                                                                  Alien         Purposes        with Holding
                           Description                           Insurer           and             of Such             If Yes,
    CUSIP        Name of Subsidiary, Controlled or            Identification    Procedures         Company's         Amount of Such
Identification         Affiliated Company                         Number          Manual)           Stock?         Intangible Assets
------------------------------------------------------------------------------------------------------------------------------------
                Prudential of America Life Ins. Co
74429#-12-0     (Canada) Class A                                AA-1560018         3(f)               No
                Prudential of America Life Ins. Co
74429#-13-8     (Canada) Class B                                AA-1560018         3(f)               No
                Prudential of America Life Ins. Co
74429#-14-6     (Canada) Class C                                AA-1560018         3(f)               No
------------------------------------------------------------------------------------------------------------------------------------
0499999 - Preferred Stock - Alien Insurer
------------------------------------------------------------------------------------------------------------------------------------
74438*-11-5     Prudential Timber Investments, Inc.                                3(f)               No
71953K-77-2     PIC Holdings Ltd.                                                  3(f)               No
------------------------------------------------------------------------------------------------------------------------------------
0799999 - Preferred Stock - Other Affiliates
------------------------------------------------------------------------------------------------------------------------------------
0899999 - Total Preferred Stocks
------------------------------------------------------------------------------------------------------------------------------------
37465@-10-8     Gibraltar Casualty                              35947              3(c)               No
------------------------------------------------------------------------------------------------------------------------------------
1099999 - Common Stock - U S P&C Insurer
------------------------------------------------------------------------------------------------------------------------------------
74408#-10-9     Pruco Life Insurance  Company                   79227              3(c)               No
                Prudential Healthcare and Life Insurance
74445@-10-6     Co. of America                                  74020              3(c)               No
------------------------------------------------------------------------------------------------------------------------------------
1199999 - Common Stock - U S LAH Insurer
------------------------------------------------------------------------------------------------------------------------------------
T7415#-10-9     PRICOA Vita S P A                               AA-1360003         3(g)               Yes                 233,595
                Prudential of America Life Ins. (Canada)
74429#-10-4     Series 1                                        AA-1560018         3(g)               No
                Prudential of America Life Ins. (Canada)
74429#-11-2     Series 2                                        AA-1560018         3(g)               No
                The Prudential Life Insurance Company of
Y7443@-10-1     Korea Ltd                                       AA-0130001         3(g)               No
                The Prudential Life Insurance Company,
J7443#-10-6     Ltd                                             AA-1580001         3(g)               No
------------------------------------------------------------------------------------------------------------------------------------
1299999 - Common Stock - Alien Insurer                                                                                    233,595
------------------------------------------------------------------------------------------------------------------------------------
74408@-10-1     PRUCO Inc.                                                         3(b)               No
744400-10-2     Prudential Select Holdings, Inc.                                   3(b)               Yes               1,070,769
------------------------------------------------------------------------------------------------------------------------------------
1399999 - Common Stock - Non-Insurer Which Controls Insurer                                                             1,070,769
------------------------------------------------------------------------------------------------------------------------------------
BREE00-07-9     BREE Investors Inc.                                               3(b)               No
42223@-10-1     Health Ventures Partner, Inc.                                      3(a)               No
69337*-10-9     PIC Realty, Canada, Inc.                                           3(b)               No
74430*-10-5     Prudential Mortgage Asset Corporation II                           3(b)               No
RE    -  -      Prudential Realty Securities, Inc.                                 3(a)               No
74390@-10-1     Prudential Realty Securities II, Inc.                              3(a)               No
GATWAY-00-5     Gateway Holdings, Inc.                                             3(a)               No
74496P-L0-8     PruLease, Inc.                                                     3(a)               No
26244*-10-1     Dryden Holdings, Inc.                                              3(a)               No
78487@-10-6     SVIIT Holdings, Inc.                                               3(a)               No
78457#-10-0     SMP Holdings, Inc.                                                 3(a)               No
------------------------------------------------------------------------------------------------------------------------------------
1499999 - Common Stock - Investment Subsidiary
------------------------------------------------------------------------------------------------------------------------------------
47620*-10-1     Jennison Associates Capital Corporation                            3(d)               No
69332#-10-0     PGR Advisors I, Inc.                                               3(a)               Yes               2,275,000
71953K-69-9     PIC Holdings, Ltd.                                                 3(b)               No
74408@-10-1     PRUCO, Inc.                                                        3(b)               No
744400-10-2     Prudential Select Holdings, Inc.                                   3(b)               Yes               1,070,769
74445#-10-4     Prudential Direct Distributors, Inc.                               3(a)               No
744299-20-7     Prudential Global Funding                                          3(a)               No
74440@-10-1     Prudential Homes Corporation                                       3(a)               No
                Prudential Private Placement Investors,
744442@-10-9    Inc.                                                               3(a)               No
744441#-10-8    Prudential Service Bureau, Inc.                                    3(a)               No
74441@-10-0     PruServicos Participacoes, S A                                     3(g)               No
76111#-10-2     Residential Services Corporation of America                        3(d)               No
74437#-10-4     The Prudential Investment Corporation                              3(b)               No
74390*-10-3     The Prudential Real Estate Affiliates, Inc.                        3(b)               No
91204*-10-3     U.S. High Yield Management Company                                 3(a)               No
                Prudential Assigned Settlement Services,
74446@-10-5     Inc.                                                               3(a)               No
------------------------------------------------------------------------------------------------------------------------------------
1599999 - Common Stock - Other Affiliates                                                                               3,345,769
------------------------------------------------------------------------------------------------------------------------------------
1699999 - Total Common Stocks                                                                                           4,650,133
------------------------------------------------------------------------------------------------------------------------------------
1799999 Totals                                                                                                          4,650,133
------------------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------
                                 1                                               6           Stock of Such Company Owned
                                                                                             by Insurer on Statement Date
                                                                                          ---------------------------------
                                                                                                   7                8





                           Description
    CUSIP        Name of Subsidiary, Controlled or                      Statement              Number             % of
Identification         Affiliated Company                                 Value               of Shares        Outstanding
----------------------------------------------------------------------------------------------------------------------------
                Prudential of America Life Ins. Co
74429#-12-0     (Canada) Class A                                          6,545,455            60,000.000          100.0
                Prudential of America Life Ins. Co
74429#-13-8     (Canada) Class B                                          9,681,818            88,750.000          100.0
                Prudential of America Life Ins. Co
74429#-14-6     (Canada) Class C                                         10,909,091           100,000.000          100.0
----------------------------------------------------------------------------------------------------------------------------
0499999 - Preferred Stock - Alien Insurer                                27,136,364               XXX              XXX
----------------------------------------------------------------------------------------------------------------------------
74438*-11-5     Prudential Timber Investments, Inc.                         875,461                 7.000          100.0
71953K-77-2     PIC Holdings Ltd.                                        11,873,000         7,750,000.000          100.0
----------------------------------------------------------------------------------------------------------------------------
0799999 - Preferred Stock - Other Affiliates                             12,748,461               XXX              XXX
----------------------------------------------------------------------------------------------------------------------------
0899999 - Total Preferred Stocks                                         39,884,825               XXX              XXX
----------------------------------------------------------------------------------------------------------------------------
37465@-10-8     Gibraltar Casualty                                       20,996,755             2,000.000          100.0
----------------------------------------------------------------------------------------------------------------------------
1099999 - Common Stock - U S P&C Insurer                                 20,996,755               XXX              XXX
----------------------------------------------------------------------------------------------------------------------------
74408#-10-9     Pruco Life Insurance  Company                           958,007,757           250,000.000          100.0
                Prudential Healthcare and Life Insurance
74445@-10-6     Co. of America                                           10,917,759           500,000.000          100.0
----------------------------------------------------------------------------------------------------------------------------
1199999 - Common Stock - U S LAH Insurer                                968,925,516               XXX              XXX
----------------------------------------------------------------------------------------------------------------------------
T7415#-10-9     PRICOA Vita S P A                                         8,100,076        20,000,000.000          100.0
                Prudential of America Life Ins. (Canada)
74429#-10-4     Series 1                                                 (5,560,689)           35,715.000          100.0
                Prudential of America Life Ins. (Canada)
74429#-11-2     Series 2                                                   (277,918)            1,785.000           50.0
                The Prudential Life Insurance Company of
Y7443@-10-1     Korea Ltd                                                14,701,962         2,640,000.000          100.0
                The Prudential Life Insurance Company,
J7443#-10-6     Ltd                                                     196,123,673           100,000.000          100.0
----------------------------------------------------------------------------------------------------------------------------
1299999 - Common Stock - Alien Insurer                                  213,087,104               XXX              XXX
----------------------------------------------------------------------------------------------------------------------------
74408@-10-1     PRUCO Inc.                                            1,222,220,402                94.000          100.0
744400-10-2     Prudential Select Holdings, Inc.                         14,649,164            44,977.000          100.0
----------------------------------------------------------------------------------------------------------------------------
1399999 - Common Stock - Non-Insurer Which Controls Insurer           1,236,869,566               XXX              XXX
----------------------------------------------------------------------------------------------------------------------------
BREE00-07-9     BREE Investors Inc.                                       3,077,568                 1.000
42223@-10-1     Health Ventures Partner, Inc.                            29,416,130             1,000.000          100.0
69337*-10-9     PIC Realty, Canada, Inc.                                    421,009        16,561,003.000          100.0
74430*-10-5     Prudential Mortgage Asset Corporation II                     43,661               500.000           50.0
RE    -  -      Prudential Realty Securities, Inc.                       47,025,512                92.000          100.0
74390@-10-1     Prudential Realty Securities II, Inc.                   130,387,058               115.000           87.0
GATWAY-00-5     Gateway Holdings, Inc.                                   94,313,410             1,000.000          100.0
74496P-L0-8     PruLease, Inc.                                           44,688,259             3,100.000          100.0
26244*-10-1     Dryden Holdings, Inc.                                   741,406,287             1,000.000          100.0
78487@-10-6     SVIIT Holdings, Inc.                                    145,527,011             1,000.000          100.0
78457#-10-0     SMP Holdings, Inc.                                       24,104,344             1,000.000          100.0
----------------------------------------------------------------------------------------------------------------------------
1499999 - Common Stock - Investment Subsidiary                        1,260,410,249               XXX              XXX
----------------------------------------------------------------------------------------------------------------------------
47620*-10-1     Jennison Associates Capital Corporation                  33,078,500           913,497.000          100.0
69332#-10-0     PGR Advisors I, Inc.                                      4,380,195               100.000          100.0
71953K-69-9     PIC Holdings, Ltd.                                       68,687,296        30,717,585.000          100.0
74408@-10-1     PRUCO, Inc.                                           1,032,253,585                94.000          100.0
744400-10-2     Prudential Select Holdings, Inc.                          5,277,893            44,977.000          100.0
74445#-10-4     Prudential Direct Distributors, Inc.                         13,398               100.000          100.0
744299-20-7     Prudential Global Funding                                12,472,659               100.000          100.0
74440@-10-1     Prudential Homes Corporation                             10,391,686                 1.000          100.0
                Prudential Private Placement Investors,
744442@-10-9    Inc.                                                         51,049            40,000.000          100.0
744441#-10-8    Prudential Service Bureau, Inc.                             695,491               100.000          100.0
74441@-10-0     PruServicos Participacoes, S A                           22,301,686           422,168.000          100.0
76111#-10-2     Residential Services Corporation of America              40,368,856             1,000.000          100.0
74437#-10-4     The Prudential Investment Corporation                    46,118,752                84.000          100.0
74390*-10-3     The Prudential Real Estate Affiliates, Inc.              15,852,588                99.000          100.0
91204*-10-3     U.S. High Yield Management Company                            1,000               100.000          100.0
                Prudential Assigned Settlement Services,
74446@-10-5     Inc.                                                        110,587               100.000          100.0
----------------------------------------------------------------------------------------------------------------------------
1599999 - Common Stock - Other Affiliates                             1,292,055,221               XXX              XXX
----------------------------------------------------------------------------------------------------------------------------
1699999 - Total Common Stocks                                         4,992,344,411               XXX              XXX
----------------------------------------------------------------------------------------------------------------------------
1799999 Totals                                                        5,032,229,236               XXX              XXX
----------------------------------------------------------------------------------------------------------------------------

Amount of insurer's capital and surplus from the prior year's annual statement   $ 9,374,618,899


                                 SCHEDULE D - PART 6 - SECTION 2

-------------------------------------------------------------------------------------------------------------------------------
                                           1                                                           2




    CUSIP                                                                               Name of Company Listed in Section 1
Identification                 Name of Lower-tier company                               Which Controls Lower-tier Company
-------------------------------------------------------------------------------------------------------------------------------
                   Clivwell Securities, Ltd.                                            PIC Holdings, Ltd.
                   PRICOA Investment Company                                            PIC Holdings, Ltd.
                   PRICOA Mezzanine Investment Co.                                      PIC Holdings, Ltd.
                   Prudential Capital and Investment Services, Inc.                     PRUCO, Inc.
                   Prudential Securities Group, Inc.                                    PRUCO, Inc.
                     Lapine Holding Company                                             PRUCO, Inc.
                   Prudential Asia Investments, Ltd.                                    Prudential Investment Company


-------------------------------------------------------------------------------------------------------------------------------
0199999 - Preferred Stock
-------------------------------------------------------------------------------------------------------------------------------
                   ML/MSB Acquisition Inc.                                              Prudential Residential Services, L.P.
                   PRICOA Relocation Management Ltd.                                    Prudential Residential Services, L.P.
-------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                           1                                       3              Stock in Lower-tier Company Owned
                                                                                                  Indirectly by Insurer on Statement
                                                                                                                Date
                                                                          Amount of Intangible    ----------------------------------
                                                                           Assets Included in             4                   5
    CUSIP                                                                   Amount Shown in                                  % of
Identification                 Name of Lower-tier company                 Column 5, Section 1     Number of Shares       Outstanding
------------------------------------------------------------------------------------------------------------------------------------
                   Clivwell Securities, Ltd.                                                        7,750,000.000             100.0
                   PRICOA Investment Company                                                       84,000,000.000             100.0
                   PRICOA Mezzanine Investment Co.                                                  4,282,789.000             100.0
                   Prudential Capital and Investment Services, Inc.                                         1.000             100.0
                   Prudential Securities Group, Inc.
                     Lapine Holding Company                                                         7,499,999.000             100.0
                   Prudential Asia Investments Ltd.                                     0                   5.000              50.0
                                                                                        0

------------------------------------------------------------------------------------------------------------------------------------
0199999 - Preferred Stock                                                               0                 xxx                 xxx
------------------------------------------------------------------------------------------------------------------------------------
                   ML/MSB Acquisition Inc.                                                              1,000.000             100.0
                   PRICOA Relocation Management Ltd.                                                       99.000             100.0
------------------------------------------------------------------------------------------------------------------------------------

                      ANNUAL STATEMENT FOR THE YEAR 1997 OF
                  THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

                                 SCHEDULE D - PART 6 - SECTION 2

-------------------------------------------------------------------------------------------------------------------------------
                                           1                                                           2




    CUSIP                                                                               Name of Company Listed in Section 1
Identification                 Name of Lower-tier company                               Which Controls Lower-tier Company
-------------------------------------------------------------------------------------------------------------------------------
                   Prudential Community Interaction Consulting, Inc.                    Prudential Residential Services, L.P.
                   Prudential Relocation Canada Ltd.                                    Prudential Residential Services, L.P.
                   Prudential Relocation Management Company of Canada Ltd.              Prudential Residential Services, L.P.
                   The Relocation Funding Corporation of America                        Prudential Residential Services, L.P.
                   JACC Services Corp.                                                  Jennison Associates Capital Corp.
                   Clivwell Securities, Ltd.                                            PIC Holdings, Ltd.
                   Industrial Properties (Gen Partner) II Ltd.                          PIC Holdings, Ltd.
                   PRICOA Capital Group, Ltd.                                           PIC Holdings, Ltd.
                   PRICOA Funding, Ltd.                                                 PIC Holdings, Ltd.
                     PRICOA Investment Company                                           PIC Holdings, Ltd.
                   PRICOA Property Investment Management Ltd.                           PIC Holdings, Ltd.
                     Northern Retail Properties (General Partner) Ltd.                  PIC Holdings, Ltd.
                     PRICOA P I M (Regulated) Ltd.                                      PIC Holdings, Ltd.
                     South Downs (General Partner) Ltd.                                 PIC Holdings, Ltd.
                     South Downs Trading (General Partner) Ltd.                         PIC Holdings, Ltd.
                     TransEuropean Properties (General Partner) Ltd.                    PIC Holdings, Ltd.
                   PRICOA Asset Management                                              PIC Holdings, Ltd.
                   PRICOA Capital Management                                            PIC Holdings, Ltd.
                   PRICOA General Partner Ltd.                                          PIC Holdings, Ltd.
                   PRICOA Management Partner Ltd.                                       PIC Holdings, Ltd.
                   PRICOA Mezzanine Funding, Ltd.                                       PIC Holdings, Ltd.
                     PRICOA Mezzanine Investment Co.                                    PIC Holdings, Ltd.
                   BREE Investments Ltd.                                                PRUCO, Inc.
                   Capital Agricultural Property Services, Inc.                         PRUCO, Inc.
                   Flor-Ag Corporation                                                  PRUCO, Inc.
                   PIC Realty Corporation                                               PRUCO, Inc.
                   Pruco Securities Corporation                                         PRUCO, Inc.
                   Prudential Agricultural Credit, Inc.                                 PRUCO, Inc.
                   Prudential Capital and Investment Services, Inc.                     PRUCO, Inc.
                     Prudential Securities Group Inc. - Series A                        PRUCO, Inc.
                     Prudential Securities Group Inc. - Series B                        PRUCO, Inc.
                       Bache Insurance Agency of Arkansas, Inc.                         PRUCO, Inc.
                       Bache Insurance Agency of Louisiana, Inc.                        PRUCO, Inc.
                         Prudential-Bache Securities (Germany) Inc.                     PRUCO, Inc.
                       Braeloch Successor Corporation                                   PRUCO, Inc.
                         Braeloch Holdings, Inc.                                        PRUCO, Inc.
                         Graham Resources, Inc.                                         PRUCO, Inc.
                           Graham Depository Company II                                 PRUCO, Inc.
                           Graham Energy, Ltd.                                          PRUCO, Inc.
                           Graham Exploration, Ltd.                                     PRUCO, Inc.
                           Graham Royalty, Ltd.                                         PRUCO, Inc.
                         Prudential-Bache Global Markets                                PRUCO, Inc.
                           Prudential-Bache International (Hong Kong) Ltd.              PRUCO, Inc.
                             Prudential-Bache Futures (Hong Kong) Ltd.                  PRUCO, Inc.
                             Prudential-Bache Nominees (Hong Kong) Ltd.                 PRUCO, Inc.
                             Prudential-Bache Securities (Hong Kong) Ltd.               PRUCO, Inc.
                         PB Financial Services, Inc.                                    PRUCO, Inc.
                         P-B Finance Ltd.                                               PRUCO, Inc.
                         PGR Advisors, Inc.                                             PRUCO, Inc.
                         PBML Custodian Ltd.                                            PRUCO, Inc.
                         Prudential-Bache Capital Funding BV                            PRUCO, Inc.
                         Prudential-Bache Energy Corp.                                  PRUCO, Inc.
                         Prudential-Bache Energy Production Inc.                        PRUCO, Inc.
                         Commodity Admin. Services, Inc.                                PRUCO, Inc.
                           Prudential Commodities de Mexico S, de RL de CV              PRUCO, Inc.
                         Mexico Commodity Funding Corp.                                 PRUCO, Inc.
                         Mexico Commodity Sourcing Corp.                                PRUCO, Inc.
                           Prudential Commodities de Mexico S, de RL de CV              PRUCO, Inc.
                         PSI Partners Inc.                                              PRUCO, Inc.
                       Prudential-Bache International Banking Corp.                     PRUCO, Inc.
                         Prudential-Bache International Bank Ltd.                       PRUCO, Inc.
                       Prudential-Bache International (U.K.) Ltd.                       PRUCO, Inc.
                         Prudential-Bache Capital Funding (Money Brokers)               PRUCO, Inc.
                         Prudential-Bache International Ltd.                            PRUCO, Inc.
                         Circle (Nominees) Limited                                      PRUCO, Inc.
                         Prudential-Bache Forex (U.K.) Ltd.                             PRUCO, Inc.
                         Prudential-Bache International S.A.                            PRUCO, Inc.
                       Prudential-Bache International Trust Co. (Cayman)                PRUCO, Inc.
-------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                           1                                       3              Stock in Lower-tier Company Owned
                                                                                                  Indirectly by Insurer on Statement
                                                                                                               Date
                                                                          Amount of Intangible    ----------------------------------
                                                                           Assets Included in             4                   5
    CUSIP                                                                   Amount Shown in                                  % of
Identification                 Name of Lower-tier company                 Column 5, Section 1     Number of Shares       Outstanding
------------------------------------------------------------------------------------------------------------------------------------
                   Prudential Community Interaction Consulting, Inc.                                    1,000.000             100.0
                   Prudential Relocation Canada Ltd.                                                    1,000.000             100.0
                   Prudential Relocation Management Company of Canada Ltd.                              1,000.000             100.0
                   The Relocation Funding Corporation of America                                        1,000.000             100.0
                   JACC Services Corp.                                                                100,000.000             100.0
                   Clivwell Securities, Ltd.                                                       13,266,766.000             100.0
                   Industrial Properties (Gen Partner) II Ltd.                                         10,000.000             100.0
                   PRICOA Capital Group, Ltd.                                                       3,713,050.000             100.0
                   PRICOA Funding, Ltd.                                                            11,205,000.000             100.0
                     PRICOA Investment Company                                                         15,000.000             100.0
                   PRICOA Property Investment Management Ltd.                   1,499,532                   2.000             100.0
                     Northern Retail Properties (General Partner) Ltd.                                 10,000.000             100.0
                     PRICOA P I M (Regulated) Ltd.                                                     10,000.000             100.0
                     South Downs (General Partner) Ltd.                                                     1.000             100.0
                     South Downs Trading (General Partner) Ltd.                                             1.000             100.0
                     TransEuropean Properties (General Partner) Ltd.                                  100,000.000             100.0
                   PRICOA Asset Management                                                          1,250,000.000             100.0
                   PRICOA Capital Management                                                          100,000.000             100.0
                   PRICOA General Partner Ltd.                                                          1,000.000             100.0
                   PRICOA Management Partner Ltd.                                                       1,000.000             100.0
                   PRICOA Mezzanine Funding, Ltd.                                                     900,000.000             100.0
                     PRICOA Mezzanine Investment Co.                                                    1,000.000             100.0
                   BREE Investments Ltd.                                                                    1.000             100.0
                   Capital Agricultural Property Services, Inc.                                           995.000             100.0
                   Flor-Ag Corporation                                                                     50.000             100.0
                   PIC Realty Corporation                                                                 236.000             100.0
                   Pruco Securities Corporation                                                           995.000             100.0
                   Prudential Agricultural Credit, Inc.                                                   999.000             100.0
                   Prudential Capital and Investment Services, Inc.                                        99.000             100.0
                     Prudential Securities Group Inc. - Series A                                            1.000             100.0
                     Prudential Securities Group Inc. - Series B                                          100.000             100.0
                       Bache Insurance Agency of Arkansas, Inc.                                            57.000             100.0
                       Bache Insurance Agency of Louisiana, Inc.                                          100.000             100.0
                         Prudential-Bache Securities (Germany) Inc.                                       100.000             100.0
                       Braeloch Successor Corporation                                                 330,000.000             100.0
                         Braeloch Holdings, Inc.                                                    7,758,803.000             100.0
                         Graham Resources, Inc.                                                     7,734,234.000             100.0
                           Graham Depository Company                                                    1,000.000             100.0
                           Graham Energy, Ltd.                                                             90.000             100.0
                           Graham Exploration, Ltd.                                                       130.000             100.0
                           Graham Royalty, Ltd.                                                            20.000             100.0
                         Prudential-Bache Global Markets                                                  100.000             100.0
                           Prudential-Bache International (Hong Kong) Ltd.                              1,502.000             100.0
                             Prudential-Bache Futures (Hong Kong) Ltd.                                  1,499.000             100.0
                             Prudential-Bache Nominees (Hong Kong) Ltd.                                 1,750.000             100.0
                             Prudential-Bache Securities (Hong Kong) Ltd.                              49,999.000             100.0
                         PB Financial Services, Inc.                                                       50.000             100.0
                         P-B Finance Ltd.                                                                   3.000             100.0
                         PGR Advisors, Inc.                                                             1,000.000             100.0
                         PBML Custodian Ltd.                                                        5,000,000.000             100.0
                         Prudential-Bache Capital Funding BV                                           40,000.000             100.0
                         Prudential-Bache Energy Corp.                                                      1.000             100.0
                         Prudential-Bache Energy Production Inc.                                          100.000             100.0
                         Commodity Admin. Services, Inc.                                                   50.000             100.0
                           Prudential Commodities de Mexico S, de RL de CV                              2,999.000              99.0
                         Mexico Commodity Funding Corp.                                                   100.000             100.0
                         Mexico Commodity Sourcing Corp.                                                  100.000             100.0
                           Prudential Commodities de Mexico S, de RL de CV                                  1.000               1.0
                         PSI Partners Inc.                                                                  1.000             100.0
                       Prudential-Bache International Banking Corp.                                     1,000.000             100.0
                         Prudential-Bache International Bank Ltd.                                  35,000,000.000             100.0
                       Prudential-Bache International (U.K.) Ltd.                                  41,400,211.000             100.0
                         Prudential-Bache Capital Funding (Money Brokers)                          10,000,000.000             100.0
                         Prudential-Bache International Ltd.                                        7,500,000.000             100.0
                         Circle (Nominees) Limited                                                          2.000             100.0
                         Prudential-Bache Forex (U.K.) Ltd.                                         3,000,000.000             100.0
                         Prudential-Bache International S.A.                                              839.000             100.0
                       Prudential-Bache International Trust Co. (Cayman)                                  500.000             100.0
------------------------------------------------------------------------------------------------------------------------------------

                      ANNUAL STATEMENT FOR THE YEAR 1997 OF
                  THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

                                 SCHEDULE D - PART 6 - SECTION 2

------------------------------------------------------------------------------------------------------------------------------
                                           1                                                           2




    CUSIP                                                                               Name of Company Listed in Section 1
Identification                 Name of Lower-tier company                               Which Controls Lower-tier Company
------------------------------------------------------------------------------------------------------------------------------
                       Prudential-Bache Corp. Director Services, Inc.                   PRUCO, Inc.
                       Prudential-Bache Corp. Trustee Services, Inc.                    PRUCO, Inc.
                     Prudential-Bache Investor Services Inc.                            PRUCO, Inc.
                     Prudential-Bache Investor Services II, Inc.                        PRUCO, Inc.
                     Prudential-Bache Leasing Inc.                                      PRUCO, Inc.
                     Prudential-Bache Program Services Inc.                             PRUCO, Inc.
                     Prudential-Bache Properties Inc.                                   PRUCO, Inc.
                     Prudential-Bache Securities (Australia) Ltd.                       PRUCO, Inc.
                       Bache Nominees Ltd.                                              PRUCO, Inc.
                       Corcarr Funds Management Limited                                 PRUCO, Inc.
                       Corcarr Management Pty. Limited                                  PRUCO, Inc.
                       Corcarr Nominees Pty. Limited                                    PRUCO, Inc.
                       Prudential Bache Funds Management, Ltd.                          PRUCO, Inc.
                       Divsplit Nominees Pty. Limited                                   PRUCO, Inc.
                       PruBache Nominees Pty. Limited                                   PRUCO, Inc.
                     Prudential-Bache Trade Services Inc.                               PRUCO, Inc.
                       PB Trade Ltd.                                                    PRUCO, Inc.
                     Prudential-Bache Transfer Agent Services, Inc.                     PRUCO, Inc.
                     Prudential Securities Capmark Inc.                                 PRUCO, Inc.
                     Prudential Securities Credit Corp.                                 PRUCO, Inc.
                     Prudential Securities Municipal Derivatives, Inc.                  PRUCO, Inc.
                     Prudential Securities Secured Financing Corporation                PRUCO, Inc.
                     Prudential Securities Structured Assets, Inc.                      PRUCO, Inc.
                     R & D Funding Corp.                                                PRUCO, Inc.
                     Seaport Futures Management, Inc.                                   PRUCO, Inc.
                   Prudential Securities Incorporated                                   PRUCO, Inc.
                     Lapine Holding Company                                             PRUCO, Inc.
                       Lapine Development Corporation                                   PRUCO, Inc.
                       Lapine Technology Corporation                                    PRUCO, Inc.
                     Prudential Investment Fund Management, L.L.C.                      PRUCO, Inc.
                     Bache & Co. (Lebanon) S.A.L.                                       PRUCO, Inc.
                     Bache & Co. S.A. de C.V. (Mexico)                                  PRUCO, Inc.
                     Bache Insurance Agency Inc.                                        PRUCO, Inc.
                     P-B Holding Japan Inc.                                             PRUCO, Inc.
                       Prudential Securities (Japan) Ltd.                               PRUCO, Inc.
                     Prudential-Bache Futures Asia Pacific Ltd.                         PRUCO, Inc.
                     Prudential-Bache Securities Agencia de Valores S.A.                PRUCO, Inc.
                     Prudential-Bache Securities Asia Pacific Ltd.                      PRUCO, Inc.
                     Prudential-Bache Securities (Holland) Inc.                         PRUCO, Inc.
                       Prudential-Bache Securities (Holland) N.V.                       PRUCO, Inc.
                     Prudential-Bache Securities (Monaco) Inc.                          PRUCO, Inc.
                     Prudential-Bache Securities (Switzerland) Inc.                     PRUCO, Inc.
                     Prudential-Bache Securities (U.K.) Inc.                            PRUCO, Inc.
                     Prudential Mutual Fund Distributors, Inc.                          PRUCO, Inc.
                     Prudential Mutual Fund Services, L.L.C.                            PRUCO, Inc.
                     Prudential Securities (Brazil) LTDA                                PRUCO, Inc.
                     Prudential Securities (Chile) Inc.                                 PRUCO, Inc.
                     Prudential Securities CMO Issuer Inc.                              PRUCO, Inc.
                     Prudential Securities Futures Management Inc.                      PRUCO, Inc.
                     Prudential Securities (South America) Inc.                         PRUCO, Inc.
                       Prudential Securities (Argentina) Inc.                           PRUCO, Inc.
                       Prudential Securities (Uruguay) S.A.                             PRUCO, Inc.
                     Wexford Clearing Services Corporation                              PRUCO, Inc.
                   Prudential Dental Maintenance Organization, Inc.                     PRUCO, Inc.
                   Prudential Direct, Inc.                                              PRUCO, Inc.
                   Prudential Equity Investors, Inc.                                    PRUCO, Inc.
                   Prudential Funding Corporation                                       PRUCO, Inc.
                   Prudential Health and Dental Group Holdings, Inc.                    PRUCO, Inc.
                     Prudential Healthcare Group Inc.                                   PRUCO, Inc.
                   Prudential Health Care Plan, Inc.                                    PRUCO, Inc.
                   Prudential Health Care Plan of California, Inc.                      PRUCO, Inc.
                   Prudential Health Care Plan of Connecticut, Inc.                     PRUCO, Inc.
                   Prudential Health Care Plan of Georgia, Inc.                         PRUCO, Inc.
------------------------------------------------------------------------------------------------------------------------------


                                 SCHEDULE D - PART 6 - SECTION 2

------------------------------------------------------------------------------------------------------------------------------------
                                           1                                       3              Stock in Lower-tier Company Owned
                                                                                                  Indirectly by Insurer on Statement
                                                                                                                Date
                                                                          Amount of Intangible    ----------------------------------
                                                                           Assets Included in             4                   5
    CUSIP                                                                   Amount Shown in                                  % of
Identification                 Name of Lower-tier company                 Column 5, Section 1     Number of Shares       Outstanding
------------------------------------------------------------------------------------------------------------------------------------
                       Prudential-Bache Corp. Director Services, Inc.                                   1,000.000             100.0
                       Prudential-Bache Corp. Trustee Services, Inc.                                    1,000.000             100.0
                     Prudential-Bache Investor Services Inc.                                              100.000             100.0
                     Prudential-Bache Investor Services II, Inc.                                          100.000             100.0
                     Prudential-Bache Leasing Inc.                                                        500.000             100.0
                     Prudential-Bache Program Services Inc.                                               100.000             100.0
                     Prudential-Bache Properties Inc.                                                       1.000             100.0
                     Prudential-Bache Securities (Australia) Ltd.                                      10,000.000             100.0
                       Bache Nominees Ltd.                                                                  4.000             100.0
                       Corcarr Funds Management Limited                                                50,050.000             100.0
                       Corcarr Management Pty. Limited                                                      2.000             100.0
                       Corcarr Nominees Pty. Limited                                                        4.000             100.0
                       Prudential Bache Funds Management, Ltd.                                              4.000             100.0
                       Divsplit Nominees Pty. Limited                                                       4.000             100.0
                       PruBache Nominees Pty. Limited                                                       2.000             100.0
                     Prudential-Bache Trade Services Inc.                                               1,000.000             100.0
                       PB Trade Ltd.                                                                  100,000.000             100.0
                     Prudential-Bache Transfer Agent Services, Inc.                                    10,000.000             100.0
                     Prudential Securities Capmark Inc.                                                    20.000             100.0
                     Prudential Securities Credit Corp.                                                   100.000             100.0
                     Prudential Securities Municipal Derivatives, Inc.                                    100.000             100.0
                     Prudential Securities Secured Financing Corporation                                  100.000             100.0
                     Prudential Securities Structured Assets, Inc.                                         99.000             100.0
                     R & D Funding Corp.                                                                  100.000             100.0
                     Seaport Futures Management, Inc.                                                   1,000.000             100.0
                   Prudential Securities Incorporated                                                     864.000             100.0
                     Lapine Holding Company                                                        12,499,999.000              71.0
                       Lapine Development Corporation                                               4,650,000.000             100.0
                       Lapine Technology Corporation                                                        1.000             100.0
                     Prudential Investment Fund Management, L.L.C.                                          0.000             100.0
                     Bache & Co. (Lebanon) S.A.L.                                                       2,000.000             100.0
                     Bache & Co. S.A. de C.V. (Mexico)                                                     96.000             100.0
                     Bache Insurance Agency Inc.                                                          100.000             100.0
                     P-B Holding Japan Inc.                                                             1,000.000             100.0
                       Prudential Securities (Japan) Ltd.                                             200,000.000             100.0
                     Prudential-Bache Futures Asia Pacific Ltd.                                           100.000             100.0
                     Prudential-Bache Securities Agencia de Valores S.A.                              150,000.000             100.0
                     Prudential-Bache Securities Asia Pacific Ltd.                                        100.000             100.0
                     Prudential-Bache Securities (Holland) Inc.                                           100.000             100.0
                       Prudential-Bache Securities (Holland) N.V.                                      40,000.000             100.0
                     Prudential-Bache Securities (Monaco) Inc.                                            100.000             100.0
                     Prudential-Bache Securities (Switzerland) Inc.                                       100.000             100.0
                     Prudential-Bache Securities (U.K.) Inc.                                              200.000             100.0
                     Prudential Mutual Fund Distributors, Inc.                                            100.000             100.0
                     Prudential Mutual Fund Services, L.L.C.                                                0.000             100.0
                     Prudential Securities (Brazil) LTDA                                              750,000.000             100.0
                     Prudential Securities (Chile) Inc.                                                   100.000             100.0
                     Prudential Securities CMO Issuer Inc.                                                100.000             100.0
                     Prudential Securities Futures Management Inc.                                        100.000             100.0
                     Prudential Securities (South America) Inc.                                           100.000             100.0
                       Prudential Securities (Argentina) Inc.                                             100.000             100.0
                       Prudential Securities (Uruguay) S.A.                                               100.000             100.0
                     Wexford Clearing Services Corporation                                                100.000             100.0
                   Prudential Dental Maintenance Organization, Inc.                                        50.000             100.0
                   Prudential Direct, Inc.                                                                150.000             100.0
                   Prudential Equity Investors, Inc.                                                    1,000.000             100.0
                   Prudential Funding Corporation                                                         100.000             100.0
                   Prudential Health and Dental Group Holdings, Inc.                                      100.000             100.0
                     Prudential Healthcare Group Inc.                                                   1,000.000             100.0
                   Prudential Health Care Plan, Inc.                                                       99.000             100.0
                   Prudential Health Care Plan of California, Inc.                                      1,000.000             100.0
                   Prudential Health Care Plan of Connecticut, Inc.                                     1,000.000             100.0
                   Prudential Health Care Plan of Georgia, Inc.                                         1,000.000             100.0
------------------------------------------------------------------------------------------------------------------------------------

                      ANNUAL STATEMENT FOR THE YEAR 1997 OF
                  THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

                                 SCHEDULE D - PART 6 - SECTION 2

--------------------------------------------------------------------------------------------------------------------------------
                                           1                                                           2




    CUSIP                                                                               Name of Company Listed in Section 1
Identification                 Name of Lower-tier company                               Which Controls Lower-tier Company
--------------------------------------------------------------------------------------------------------------------------------
                   Prudential Health Care Plan of New York, Inc.                        PRUCO, Inc.
                   Prudential Holdings, Inc.                                            PRUCO, Inc.
                   Prudential Human Resources Management Co., Inc.                      PRUCO, Inc.
                     Human Resource Finance Co., Inc.                                   PRUCO, Inc.
                   Prudential Property and Casualty Insurance Company                   PRUCO, Inc.
                     Prudential Commercial Insurance Company                            PRUCO, Inc.
                     Prudential General Insurance Company                               PRUCO, Inc.
                     Prudential Insurance Brokerage, Inc.                               PRUCO, Inc.
                     The Prudential Property and Casualty
                       General Agency, Inc.                                             PRUCO, Inc.
                   The Prudential Property and Casualty Insurance Co.
                     of New Jersey                                                      PRUCO, Inc.
                   Prudential Resources Management Asia, Limited                        PRUCO, Inc.
                   Prudential Realty Partnerships, Inc.                                 PRUCO, Inc.
                   Prudential Realty Securities II, Inc.                                PRUCO, Inc.
                   Prudential Trust Company                                             PRUCO, Inc.
                     PTC Services, Inc.                                                 PRUCO, Inc.
                   Prudential Uniformed Services Administrators, Inc.                   PRUCO, Inc.
                   The Prudential Bank and Trust Company                                PRUCO, Inc.
                     PBT Mortgage Corporation                                           PRUCO, Inc.
                   The Prudential Savings Bank, F.S.B.                                  PRUCO, Inc.
                   PBT Home Equity Holdings                                             PRUCO, Inc.
                   Pruco Life Insurance Company of New Jersey                           Pruco Life Insurance Company
                   The Prudential Life Insurance Company of Arizona                     Pruco Life Insurance Company
                   Prudential Texas Residential Services Corporation                    Prudential Homes Corporation
                   Prudential Select Life Insurance Company of America                  Prudential Select Holdings, Inc.
                   Private Label Mortgage Services Corporation                          Residential Services Corp. of America
                   Residential Information Services, Inc.                               Residential Services Corp. of America
                   Securitized Asset Sales, Inc.                                        Residential Services Corp. of America
                   PHMC Services Corporation                                            Residential Services Corp. of America
                   The Prudential Home Mortgage Company, Inc.                           Residential Services Corp. of America
                     The Prudential Home Mortgage Securities Co., Inc.                  Residential Services Corp. of America
                   Gateway Holdings, S.A.                                               The Prudential Investment Corporation
                     Amicus Investment Company                                          The Prudential Investment Corporation
                     Global Income Fund Management Company, S.A.                        The Prudential Investment Corporation
                     Global Series Fund II Management Company, S.A.                     The Prudential Investment Corporation
                   Prudential Asset Sales and Syndications, Inc.                        The Prudential Investment Corporation
                   Prudential Home Building Investors, Inc.                             The Prudential Investment Corporation
                   The Prudential Asset Management Company, Inc.                        The Prudential Investment Corporation
                     Enhanced Investment Technologies, Inc.                             The Prudential Investment Corporation
                     PCM International, Inc.                                            The Prudential Investment Corporation
                     Prudential Asia Investments Limited                                The Prudential Investment Corporation
                       Prudential Asia Fund Management Ltd. (BVI)                       The Prudential Investment Corporation
                         Prudential Asia Fund Management Ltd.                           The Prudential Investment Corporation
                         Prudential Asia Fund Managers (H.K.) Ltd.                      The Prudential Investment Corporation
                       Prudential Asset Management Asia Ltd. (BVI)                      The Prudential Investment Corporation
                         PAMA (Indonesia) Ltd.                                          The Prudential Investment Corporation
                         PAMA (Singapore) Private Ltd.                                  The Prudential Investment Corporation
                         Prudential Asset Management Asia H.K. Ltd.                     The Prudential Investment Corporation
                         PT PAMA Indonesia                                              The Prudential Investment Corporation
                       Prudential Asia Infrastructure Investors Ltd.                    The Prudential Investment Corporation
                       Prudential Asia Infrastructure Investors
                         (H.K.) Ltd.                                                    The Prudential Investment Corporation
                     Prudential Timber Investments, Inc.                                The Prudential Investment Corporation
                   Texas Rio Grande Other Asset Group Company, Inc.                     The Prudential Investment Corporation
                   The Prudential Investment Advisory Company, Ltd.                     The Prudential Investment Corporation
                   The Prudential Property Co., Inc.                                    The Prudential Investment Corporation
                   The Prudential Realty Advisors, Inc.                                 The Prudential Investment Corporation
                   The Prudential Real Estate Financial Services
                     of America, Inc.                                                   Prudential Real Estate Affiliates, Inc.
                     Preferred Coastal Realty, Inc.                                     Prudential Real Estate Affiliates, Inc.
                     Prudential Referral Services, Inc.                                 Prudential Real Estate Affiliates, Inc.
                     Real Estate Connecticut, Inc.                                      Prudential Real Estate Affiliates, Inc.
                     Referral Associates of Connecticut, Inc.                           Prudential Real Estate Affiliates, Inc.
--------------------------------------------------------------------------------------------------------------------------------
0399999 TOTAL
--------------------------------------------------------------------------------------------------------------------------------


                                 SCHEDULE D - PART 6 - SECTION 2

------------------------------------------------------------------------------------------------------------------------------------
                                           1                                       3              Stock in Lower-tier Company Owned
                                                                                                  Indirectly by Insurer on Statement
                                                                                                                Date
                                                                          Amount of Intangible    ----------------------------------
                                                                           Assets Included in             4                   5
    CUSIP                                                                   Amount Shown in                                  % of
Identification                 Name of Lower-tier company                 Column 5, Section 1     Number of Shares       Outstanding
------------------------------------------------------------------------------------------------------------------------------------
                   Prudential Health Care Plan of New York, Inc.                                          200.000             100.0
                   Prudential Holdings, Inc.                                                            1,000.000             100.0
                   Prudential Human Resources Management Co., Inc.                                      1,000.000             100.0
                     Human Resource Finance Co., Inc.                                                     100.000             100.0
                   Prudential Property and Casualty Insurance Company                                     800.000             100.0
                     Prudential Commercial Insurance Company                                            2,000.000             100.0
                     Prudential General Insurance Company                                               2,000.000             100.0
                     Prudential Insurance Brokerage, Inc.                                          25,000,000.000             100.0
                     The Prudential Property and Casualty
                       General Agency, Inc.                                                               100.000             100.0
                   The Prudential Property and Casualty Insurance Co.
                     of New Jersey                                                                        400.000             100.0
                   Prudential Resources Management Asia, Limited                                       10,000.000             100.0
                   Prudential Realty Partnerships, Inc.                                                   100.000             100.0
                   Prudential Realty Securities II, Inc.                                                   17.000             100.0
                   Prudential Trust Company                                                           300,000.000             100.0
                     PTC Services, Inc.                                                                   100.000             100.0
                   Prudential Uniformed Services Administrators, Inc.                                 500,000.000             100.0
                   The Prudential Bank and Trust Company                                              203,996.000             100.0
                     PBT Mortgage Corporation                                                           2,250.000             100.0
                   The Prudential Savings Bank, F.S.B.                                                 10,000.000             100.0
                   PBT Home Equity Holdings                                                             4,000.000             100.0
                   Pruco Life Insurance Company of New Jersey                                         400,000.000             100.0
                   The Prudential Life Insurance Company of Arizona                                   200,000.000             100.0
                   Prudential Texas Residential Services Corporation                                    1,000.000             100.0
                   Prudential Select Life Insurance Company of America                              2,500,000.000             100.0
                   Private Label Mortgage Services Corporation                                          1,000.000             100.0
                   Residential Information Services, Inc.                                               1,000.000             100.0
                   Securitized Asset Sales, Inc.                                                        1,000.000             100.0
                   PHMC Services Corporation                                                            1,000.000             100.0
                   The Prudential Home Mortgage Company, Inc.                                             100.000             100.0
                     The Prudential Home Mortgage Securities Co., Inc.                                  1,000.000             100.0
                   Gateway Holdings, S.A.                                                              20,000.000             100.0
                     Amicus Investment Company                                                          1,000.000             100.0
                     Global Income Fund Management Company, S.A.                                        5,000.000             100.0
                     Global Series Fund II Management Company, S.A.                                     1,400.000             100.0
                   Prudential Asset Sales and Syndications, Inc.                                        1,000.000             100.0
                   Prudential Home Building Investors, Inc.                                               100.000             100.0
                   The Prudential Asset Management Company, Inc.                                           85.000             100.0
                     Enhanced Investment Technologies, Inc.                                               100.000             100.0
                     PCM International, Inc.                                                              100.000             100.0
                     Prudential Asia Investments Limited                                            3,000,000.000             100.0
                       Prudential Asia Fund Management Ltd. (BVI)                                     200,000.000             100.0
                         Prudential Asia Fund Management Ltd.                                             180.000             100.0
                         Prudential Asia Fund Managers (H.K.) Ltd.                                         20.000             100.0
                       Prudential Asset Management Asia Ltd. (BVI)                                      1,500.000             100.0
                         PAMA (Indonesia) Ltd.                                                          7,500.000             100.0
                         PAMA (Singapore) Private Ltd.                                              1,000,000.000             100.0
                         Prudential Asset Management Asia H.K. Ltd.                                       100.000             100.0
                         PT PAMA Indonesia                                                                650.000              65.0
                       Prudential Asia Infrastructure Investors Ltd.                                  100,000.000             100.0
                       Prudential Asia Infrastructure Investors
                         (H.K.) Ltd.                                                                      100.000             100.0
                     Prudential Timber Investments, Inc.                                                  100.000             100.0
                   Texas Rio Grande Other Asset Group Company, Inc.                                       100.000             100.0
                   The Prudential Investment Advisory Company, Ltd.                                     5,000.000             100.0
                   The Prudential Property Co., Inc.                                                       99.000             100.0
                   The Prudential Realty Advisors, Inc.                                                   100.000             100.0
                   The Prudential Real Estate Financial Services
                     of America, Inc.                                                                     100.000             100.0
                     Preferred Coastal Realty, Inc.                               290,356                  80.000              80.0
                     Prudential Referral Services, Inc.                                                 1,000.000             100.0
                     Real Estate Connecticut, Inc.                                                        100.000             100.0
                     Referral Associates of Connecticut, Inc.                                           1,000.000             100.0
------------------------------------------------------------------------------------------------------------------------------------
0399999 TOTAL                                                                   1,789,888                 xxx                 xxx
------------------------------------------------------------------------------------------------------------------------------------

ITEM 25. INDEMNIFICATION

Article VI, paragraph (4) of Registrant's Articles of Incorporation provides that "(e)ach director and each officer of the Corporation shall be indemnified by the Corporation to the full extent permitted by the General Laws of the State of Maryland and as provided in the by-laws of the Corporation." Article VIII of the Registrant's Articles of Incorporation provides, in pertinent part, that "(n)o provision of these Articles of Incorporation shall be effective to (a) require a waiver of compliance with any provision of the Securities Act of 1933, as amended, or the Investment Company Act of 1940, as amended, or of any valid rule, regulation or order of the Securities and Exchange Commission thereunder or (b) protect or purport to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise by subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office."

Paragraph 6 of both the Investment Advisory Agreement and the Supplemental Investment Advisory Agreement between Registrant and Prudential provides that "Prudential will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which this Agreement relates, except for a loss resulting from willful misfeasance, bad faith, or gross negligence in the performance of its duties on behalf of the Fund or from reckless disregard of its obligation and duties under this Agreement."

The Registrant, in conjuction with certain affiliates, maintains insurance on behalf of any person who is or was a trustee, director, officer, employee, or agent of the Registrant, or who is or was serving at the request of the Registrant as a trustee, director, officer, employee or agent of such other affiliated trust or corporation, against any liability asserted against and incurred by him or her arising out of his or her position with such trust or corporation.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

Prudential Investment Corporation (PIC) is the investment unit of Prudential and actively engages in the business of giving investment advice. The officers and directors of Prudential and PIC who are engaged directly or indirectly in activities relating to the registrant have no business, profession, vocation, or employment of a substantial nature other than with Prudential and PIC, and have not had such other connections during the past two years.

The business and other connections of Prudential's Directors are listed in the Pre-Effective Amendment No. 1 to the Registration Statement of The Prudential Variable Appreciable Account, Registration No. 333-64957, filed on December 23, 1998, the text of which is hereby incorporated by reference.

ITEM 27. PRINCIPAL UNDERWRITERS

(a)(1)Pruco Securities Corporation is an underwriter of Prudential's Gilbraltar Fund, Inc., The Prudential Variable Contract Account-2, The Prudential Variable Contract Account-10, The Prudential Variable Contract Account-11, The Prudential Variable Contract Account-24, Prudential Variable Appreciable Account, The Prudential Individual Variable Contract Account, The Prudential Qualified Individual Variable Contract Account, (separate accounts of Prudential); The Prudential Discovery Select Group Variable Contract Account, the Pruco Life Flexible Premium Variable Annuity Account; the Pruco Life PRUvider Variable Appreciable Account; the Pruco Life Variable Universal Account, the Pruco Life Variable Insurance Account, the Pruco Life Variable Appreciable Account, the Pruco Life Single Premium Variable Life Account, the Pruco Life Single Premium Variable Annuity Account (separate accounts of Pruco Life Insurance Company ["Pruco Life"]); the Pruco Life of New Jersey Flexible Premium Variable Annuity Account; the Pruco Life of New Jersey Variable Insurance Account, the Pruco Life of New Jersey Variable Appreciable Account, the Pruco Life of New Jersey Single Premium Variable Life Account, and the Pruco Life of New Jersey Single Premium Variable Annuity Account (separate accounts of Pruco Life Insurance Company of New Jersey ["Pruco Life of New Jersey"]). Pruco Life, a corporation organized under the laws of Arizona, is a direct wholly-owned subsidiary of Prudential. Pruco Life of New Jersey, a corporation organized under the laws of New Jersey, is a direct wholly-owned subsidiary of Pruco Life, and an indirect wholly-owned subsidiary of Prudential.

(a)(2)Prudential Investment Management Services LLC (PIMS) is principal underwriter for Prudential's Gibraltar Fund, Inc., The Prudential Variable Contract Account-2, The Prudential Variable Contract Account-10, The Prudential Variable Contract Account- 11, The Prudential Variable Contract Account-24, The Prudential Discovery Select Group Variable Contract Account, Pruco Life Flexible Premium Variable Annuity Account, Pruco Life of New Jersey Flexible Premium Variable AnnuIty Account, Cash Accumulation Trust, Command Money Fund, Command Government Fund, Command Tax-Free Fund, The Global Total Return Fund, Inc., Global Utility Fund, Inc., Nicholas-Applegate Fund, Inc. (Nicholas-Applegate Growth Equity Fund), Prudential Balance Fund, Prudential California Municipal Fund, Prudential Distressed Securities Fund, Inc., Prudential Diversified Bond Fund, Inc., Prudential Emerging Growth Fund, Inc., Prudential Equity Fund, Inc., Prudential Equity Income Fund, Prudential Europe Growth Fund, Inc., Prudential Global Genesis Fund, Inc., Prudential Global Genesis Fund, Inc., Prudential Global Limited Maturity Fund, Inc., Prudential Government Income Fund, Inc., Prudential Government Securities Trust, Prudential High Yield Fund, Inc., Prudential High Total Return Fund, Inc., Prudential Index Series Fund, Prudential Institutional Liquidity Portfolio, Inc., Prudential Intermediate Global Income Fund, Inc., Prudential International Bond Fund, Inc. The Prudential Investment Portfolios, Inc., Prudential Mid-Cap Value Fund, Prudential MoneyMart Assets, Inc., Prudential Mortgage Income Fund, Inc., Prudential Municipal Bond Fund, Prudential Municipal Series Fund, Prudential National Municipals Fund, Inc., Prudential Natural Resources Fund, Inc., Prudential Pacific Growth Fund, Inc., Prudential Real Eastate Securities Fund, Prudential Small-Cap Quantum Fund, Inc., Prudential Small Company Value Fund, Inc., Prudential Special Money Market Fund, Inc., Prudential Structured Maturity Fund, Inc., Prudential Tax-Free Money Fund, Inc., Prudential 20/20 Focus Fund, Prudential Utility Fund, Inc., Prudential World Fund, Inc. and The Target Portfolio Trust.


(b)(1)  NAME AND PRINCIPAL             POSITIONS AND OFFICES                                       POSITIONS AND OFFICES
        BUSINESS ADDRESS               WITH UNDERWRITER                                            WITH REGISTRANT
        ------------------             ---------------------                                       ---------------------
        James Avery Jr.**              Chairman of the Board                                       None
        Richard A. Topp*               Director and President                                      None
        Joseph F.Mahoney Jr.**         Director                                                    None
        Gordon Wilson**                Director                                                    None
        Brian M. Storms****            Director                                                    None
        Richard O. Painter**           Director                                                    None
        James D. Price***              Director                                                    None
        Margaret M. Deverell****       Vice President and Chief Auditor                            None
        Clifford E. Kirsch**           Chief Legal Officer and Secretary                           None
        Charles A. McGee**             Comptroller and Chief Financial Officer                     None
        C. Edward Chaplin*             Treasurer                                                   None
        Kevin Frawley**                Vice President and Chief Compliance Officer                 None


    *   Principal Business Address: 751 Broad Street,  Newark, NJ  07102
   **   Principal Business Address: 213 Washington Street,  Newark, NJ  07102
  ***   Principal Business Address: 199 Water Street,  New York, NY 07102
 ****   Principal Business Address: 100 Mulberry Street, Newark, NJ 10292

                                      C-9


(b)(2)  NAME AND PRINCIPAL             POSITIONS AND OFFICES                                      POSITIONS AND OFFICES
        BUSINESS ADDRESS               WITH UNDERWRITER                                           WITH REGISTRANT
        ------------------             ---------------------                                      ---------------------
        Brian M. Storms***             President                                                  None
        Mark R. Fetting***             Executive Vice President                                   None
        Mendel A. Melzer,CFA*          Executive Vice President                                   Chairman of the Board of Directors
                                                                                                  and Principal Executive Officer
        Jean D. Hamilton*              Executive Vice President                                   None
        Ronald P. Joelson*             Executive Vice President                                   None
        John R. Stangfeld, Jr.*        Executive Vice President                                   None
        Brian Henderson***             Sr. Vice President and Chief Operating Officer             None
        William V. Healey*             Sr. Vice President, Secretary and Chief Legal Officer      None
        Margaret M. Deverell***        Vice President, Computroller and Chief Financial Officer   None
        C. Edward Chaplin*             Treasurer                                                  None
        Kevin Frawley**                Sr. Vice President and Chief Compliance Officer            None

    *   Principal Business Address: 751 Broad Street,  Newark, NJ  07102
   **   Principal Business Address: 213 Washington Street,  Newark, NJ  07102
  ***   Principal Business Address: 100 Mulberry Street, Newark, NJ 07102

(c)     Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

All accounts, books, or other documents required to be maintained by Section 31
(a) of the 1940 Act and the rules promulgated thereunder are maintained by the Registrant, 751 Broad Street, Newark, New Jersey 07102-3777; the Registrant's Investment Advisor, The Prudential Insurance Company of America, 751 Broad Street, Newark, New Jersey 07102-3777, the Registrant's Accounting Agent, Investors Fiduciary Trust Company, 127 West 10th Street, Kansas City, MO 64105-1716 or the Registrant's Custodians, Investors Fiduciary Trust Company, 127 West 10th Street, Kansas City, MO 64105-1716, and Brown Brothers Harriman & Co., 40 Water Street, Boston, MA 02109.

ITEM 29. MANAGEMENT SERVICES

Not Applicable.

ITEM 30. UNDERTAKINGS

Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Newark, State of New Jersey, on the 12th day of February, 1999.

                                          THE PRUDENTIAL SERIES FUND, INC.

                                          By:  /s/ MENDEL A. MELZER
                                               -----------------------------
                                               Mendel A. Melzer
                                               Chairman of the Board

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 35 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


SIGNATURE AND TITLE                                       DATE
-------------------                                       ----
/s/ MENDEL A. MELZER
-----------------------------------------------
Mendel A. Melzer                                          February 12, 1999
Chairman of the Board of Directors and
Principal Executive Officer


/s/ GRACE C. TORRES                                       February 12, 1999
-----------------------------------------------
Grace C. Torres
Treasurer and Principal Financial and
Accounting Officer

/s/ E. MICHAEL CAULFIELD                                  February 12, 1999
-----------------------------------------------
E. Michael Caulfield
Director
                                                                                       *By:   /s/ CAREN CUNNINGHAM
                                                                                              ------------------------
/s/ *                                                     February 12, 1999                     Caren Cunningham
-----------------------------------------------                                                (Attorney-in-Fact)
Saul K. Fenster
Director

/s/ *                                                     February 12, 1999
-----------------------------------------------
W. Scott McDonald, Jr.
Director

/s/ *                                                     February 12, 1999
-----------------------------------------------
Joseph Weber
Director

                                      C-11